UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number:
811-05577
The Glenmede Fund, Inc.
(Exact Name of Registrant as Specified in Charter)
4 Copley Place, 5th Floor
CPH-0326
Boston, MA 02116
(Address of Principal Executive Offices)(Zip Code)
Michael P. Malloy, Esq.
Secretary
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996
(Name and Address of Agent for Service)
Registrant’s Telephone Number, including Area Code:
1-800-442-8299
Date of Fiscal Year End: October 31
Date of Reporting Period: April 30, 2010

Item 1. Reports to Stockholders.

Glenmede
The Glenmede Fund, Inc.
The Glenmede Portfolios
Semi-Annual Report
April 30, 2010

THE GLENMEDE FUND, INC.

THE GLENMEDE PORTFOLIOS

THE GLENMEDE FUND, INC.

Shareholder Expenses (Unaudited)

As a shareholder of a Glenmede Portfolio, you incur ongoing costs, including management fees and/or shareholder servicing fees and other portfolio expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Glenmede Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 to April 30, 2010.

Actual Expenses

The first line under each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of a Glenmede Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line under each Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

				Expenses
	Beginning	Ending		Paid During
	Account	Account		Period*
	Value	Value	Annualized	(November 1 to
	(November 1,	(April 30,	Expense	April 30,
	2009)	2010)	Ratio	2010)

Government Cash Portfolio
Actual	$1,000.00	$1,000.50	0.22%	$1.09
Hypothetical (5% return less expenses)	1,000.00	1,023.70	0.22	1.10
Tax-Exempt Cash Portfolio
Actual	1,000.00	1,000.10	0.20	0.99
Hypothetical (5% return less expenses)	1,000.00	1,023.80	0.20	1.00

THE GLENMEDE FUND, INC.

Shareholder Expenses (Unaudited) — (Concluded)

				Expenses
	Beginning	Ending		Paid During
	Account	Account		Period*
	Value	Value	Annualized	(November 1 to
	(November 1,	(April 30,	Expense	April 30,
	2009)	2010)	Ratio	2010)

Core Fixed Income Portfolio
Actual	$1,000.00	$1,020.80	0.57%	$2.86
Hypothetical (5% return less expenses)	1,000.00	1,022.00	0.57	2.86
Strategic Equity Portfolio
Actual	1,000.00	1,158.20	0.87	4.66
Hypothetical (5% return less expenses)	1,000.00	1,020.50	0.87	4.36
Small Cap Equity Portfolio - Advisor
Actual	1,000.00	1,253.50	0.95	5.31
Hypothetical (5% return less expenses)	1,000.00	1,020.10	0.95	4.76
Small Cap Equity Portfolio - Institutional
Actual	1,000.00	1,254.50	0.75	4.19
Hypothetical (5% return less expenses)	1,000.00	1,021.10	0.75	3.76
Large Cap Value Portfolio
Actual	1,000.00	1,239.20	0.94	5.22
Hypothetical (5% return less expenses)	1,000.00	1,020.10	0.94	4.71
International Portfolio
Actual	1,000.00	1,025.30	1.12	5.62
Hypothetical (5% return less expenses)	1,000.00	1,019.20	1.12	5.61
Philadelphia International Fund
Actual	1,000.00	1,025.20	0.93	4.67
Hypothetical (5% return less expenses)	1,000.00	1,020.20	0.93	4.66
U.S. Emerging Growth Portfolio
Actual	1,000.00	1,251.40	0.99	5.53
Hypothetical (5% return less expenses)	1,000.00	1,019.90	0.99	4.96
Large Cap 100 Portfolio
Actual	1,000.00	1,165.90	0.88	4.73
Hypothetical (5% return less expenses)	1,000.00	1,020.40	0.88	4.41
Large Cap Growth Portfolio
Actual	1,000.00	1,203.50	0.89	4.86
Hypothetical (5% return less expenses)	1,000.00	1,020.40	0.89	4.46
Long/Short Portfolio
Actual	1,000.00	1,027.00	1.25	6.28
Hypothetical (5% return less expenses)	1,000.00	1,018.60	1.25	6.26
Total Market Portfolio
Actual	1,000.00	1,161.70	1.24	6.65
Hypothetical (5% return less expenses)	1,000.00	1,018.60	1.24	6.21

*	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), which is net of fee waivers and expense reimbursements, if any, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the calendar year (365 days).

THE GLENMEDE PORTFOLIOS

Shareholder Expenses (Unaudited)

As a shareholder of a Glenmede Portfolio, you incur ongoing costs, including shareholder servicing fees and other portfolio expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Glenmede Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 to April 30, 2010.

Actual Expenses

The first line under each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of a Glenmede Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line under each Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

				Expenses
	Beginning	Ending		Paid During
	Account	Account		Period*
	Value	Value	Annualized	(November 1 to
	(November 1,	(April 30,	Expense	April 30,
	2009)	2010)	Ratio	2010)

Muni Intermediate Portfolio
Actual	$1,000.00	$1,021.60	0.29%	$1.45
Hypothetical (5% return less expenses)	1,000.00	1,023.40	0.29	1.45

THE GLENMEDE PORTFOLIOS

Shareholder Expenses (Unaudited) — (Concluded)

				Expenses
	Beginning	Ending		Paid During
	Account	Account		Period*
	Value	Value	Annualized	(November 1 to
	(November 1,	(April 30,	Expense	April 30,
	2009)	2010)	Ratio	2010)

New Jersey Muni Portfolio
Actual	$1,000.00	$1,020.90	0.32%	$1.60
Hypothetical (5% return less expenses)	1,000.00	1,023.20	0.32	1.61

*	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the calendar year (365 days).

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2010 — (Unaudited)

		Tax-	Core
	Government	Exempt	Fixed
	Cash	Cash	Income
	Portfolio	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value[2]	$360,375,473	$573,230,553	$394,028,551
Repurchase agreements at value	379,620,000	—	5,037,396

Total investments	739,995,473	573,230,553	399,065,947

Cash	652	68,977	—
Receivable for fund shares sold	—	—	505,000
Interest receivable	2,035,045	437,170	3,553,464
Prepaid expenses	34,936	39,083	14,735

Total assets	742,066,106	573,775,783	403,139,146

Liabilities:
Obligation to return securities lending collateral	19,381,518	—	23,938,103
Payable for fund shares redeemed	—	—	343,964
Dividend payable	22,281	21,657	—
Payable for Investment Advisory fees	—	—	108,132
Payable for Directors’ fees	16,709	10,229	8,845
Accrued expenses	210,143	190,102	92,731

Total liabilities	19,630,651	221,988	24,491,775

Net Assets	$722,435,455	$573,553,795	$378,647,371

Net Assets consist of:
Par value ($0.001 of shares outstanding)	722,361	573,763	33,436
Paid-in capital in excess of par value	721,638,774	572,979,627	360,837,759
Undistributed net investment income	74,365	1,205	961,492
Accumulated net realized gain (loss) from investment transactions	(45)	(800)	241,839
Net unrealized appreciation on investments	—	—	16,572,845

Total Net Assets	722,435,455	573,553,795	378,647,371

Shares Outstanding[3]	722,361,134	573,763,429	33,435,516

Net Asset Value Per Share	$1.00	$1.00	$11.32

[1] Investments at cost	$739,995,473	$573,230,553	$382,493,102
[2] Market value of securities on loan	$18,989,749	$—	$23,459,724
[3] Authorized shares	1,390,000,000	1,390,000,000	60,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
April 30, 2010 — (Unaudited)

		Small	Large
	Strategic	Cap	Cap
	Equity	Equity	Value
	Portfolio	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value[2]	$157,717,067	$160,828,166	$46,337,133
Repurchase agreements at value	479,451	2,098,074	511,832

Total investments	158,196,518	162,926,240	46,848,965

Receivable for securities sold	—	785,535	414,599
Receivable for fund shares sold	236,864	214,235	23,484
Dividends receivable	139,243	18,630	18,490
Interest receivable	58	16,860	121
Prepaid expenses	5,488	4,029	1,723

Total assets	158,578,171	163,965,529	47,307,382

Liabilities:
Payable for securities purchased	318,779	663,737	463,846
Obligation to return securities lending collateral	—	32,076,001	2,593,648
Payable for fund shares redeemed	86,762	213,588	7,804
Payable for Investment Advisory fees	71,677	58,414	20,128
Payable for Directors’ fees	3,860	3,101	1,027
Accrued expenses	49,017	34,537	16,207

Total liabilities	530,095	33,049,378	3,102,660

Net Assets	$158,048,076	$130,916,151	$44,204,722

Net Assets consist of:
Par value ($0.001 of shares outstanding)	9,553	8,934	4,545
Paid-in capital in excess of par value	141,219,312	125,557,078	41,743,514
Distributions in excess of net investment income	(65)	(43,942)	(11,263)
Accumulated net realized loss from investment transactions	(9,573,229)	(20,116,900)	(5,483,351)
Net unrealized appreciation on investments	26,392,505	25,510,981	7,951,277

Total Net Assets	158,048,076	130,916,151	44,204,722

Shares Outstanding[3]	9,553,275	8,933,537	4,544,661

Net Asset Value Per Share	$16.54	$—	$9.73

Advisor Class — based on net assets of $130,914,802 and shares outstanding of 8,933,447 (100,000,000 authorized shares)	—	14.65	—

Institutional Class — based on net assets of $1,349 and shares outstanding of 89.630 (35,000,000 authorized shares)[4]	—	15.06	—

[1] Investments at cost	$131,804,013	$137,415,259	$38,897,688
[2] Market value of securities on loan	$—	$31,207,803	$2,527,286
[3] Authorized shares	75,000,000	135,000,000	75,000,000
[4] Net assets have been rounded for presentation purposes. The net asset value per share is as reported on April 30, 2010.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
April 30, 2010 — (Unaudited)

			U.S.
		Philadelphia	Emerging
	International	International	Growth
	Portfolio	Fund	Portfolio
Assets:
Investments[1]:
Investments at value[2]	$445,145,646	$115,290,462	$27,116,818
Repurchase agreements at value	6,428,104	1,194,269	—

Total investments	451,573,750	116,484,731	27,116,818

Foreign currency, at value (Note 1)[4]	88,250	38,302	—
Receivable for securities sold	3,182,827	831,850	266,927
Receivable for spot foreign currency contracts sold	3,871,538	1,011,733	—
Receivable for fund shares sold	23,303	114,109	5,196
Dividends receivable	2,324,202	603,276	6,116
Interest receivable	56,894	10,637	1,069
Foreign tax reclaims receivable	606,267	214,008	—
Prepaid expenses	17,014	4,972	945

Total assets	461,744,045	119,313,618	27,397,071

Liabilities:
Due to bank	—	—	190,947
Payable for securities purchased	788,468	190,108	—
Payable for spot foreign currency contracts purchased	3,898,189	1,018,853	—
Obligation to return securities lending collateral	56,849,610	12,730,478	5,591,449
Payable for fund shares redeemed	225,182	213,296	32,401
Payable for Investment Advisory fees	256,637	67,185	10,285
Payable for Directors’ fees	10,467	2,913	598
Accrued expenses	158,001	40,391	7,196

Total liabilities	62,186,554	14,263,224	5,832,876

Net Assets	$399,557,491	$105,050,394	$21,564,195

Net Assets consist of:
Par value ($0.001 of shares outstanding)	31,695	9,216	3,667
Paid-in capital in excess of par value	456,607,045	185,328,682	26,641,612
Undistributed (distributions in excess of) net investment income	2,788,463	724,031	(18,106)
Accumulated net realized loss from investment transactions	(122,120,511)	(94,809,883)	(10,511,113)
Net unrealized appreciation on investments	62,276,681	13,808,129	5,448,135
Net unrealized appreciation (depreciation) on foreign currencies	(25,882)	(9,781)	—

Total Net Assets	399,557,491	105,050,394	21,564,195

Shares Outstanding[3]	31,694,578	9,216,298	3,666,812

Net Asset Value Per Share	$12.61	$11.40	$5.88

[1] Investments at cost	$389,297,069	$102,676,602	$21,668,683
[2] Market value of securities on loan	$54,031,726	$12,116,425	$5,437,603
[3] Authorized shares	115,000,000	70,000,000	75,000,000
[4] International Portfolio and Philadelphia International Fund had foreign currency costs of $88,168 and 38,138, respectively.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
April 30, 2010 — (Unaudited)

	Large	Large
	Cap	Cap
	100	Growth
	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value[2]	$98,775,570	$51,191,593

Total investments	98,775,570	51,191,593

Receivable for securities sold	567,228	458,046
Receivable for fund shares sold	—	28,611
Dividends receivable	92,099	24,577
Interest receivable	169	—
Prepaid expenses	3,932	2,403

Total assets	99,438,998	51,705,230

Liabilities:
Due to bank	130,997	262,352
Obligation to return securities lending collateral	3,638,469	—
Payable for fund shares redeemed	252,158	33,618
Payable for Investment Advisory fees	43,983	24,498
Payable for Directors’ fees	2,484	1,196
Accrued expenses	31,231	16,437

Total liabilities	4,099,322	338,101

Net Assets	$95,339,676	$51,367,129

Net Assets consist of:
Par value ($0.001 of shares outstanding)	8,421	4,360
Paid-in capital in excess of par value	105,112,183	56,061,237
Undistributed net investment income	60,241	26,476
Accumulated net realized loss from investment transactions	(27,522,183)	(15,101,551)
Net unrealized appreciation on investments	17,681,014	10,376,607

Total Net Assets	95,339,676	51,367,129

Shares Outstanding[3]	8,420,718	4,359,703

Net Asset Value Per Share	$11.32	$11.78

[1] Investments at cost	$81,094,556	$40,814,986
[2] Market value of securities on loan	$3,556,093	$—
[3] Authorized shares	20,000,000	20,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Concluded)
April 30, 2010 — (Unaudited)

	Long/Short	Total Market
	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value[2]	$18,585,646	$35,556,826
Repurchase agreements at value	499,178	413,017

Total investments	19,084,824	35,969,843

Receivable from Investment Advisor	4,764	7,722
Receivable for fund shares sold	—	137,142
Dividends receivable	7,912	21,269
Interest receivable	2,257	115
Cash collateral on deposit at broker (Note 1)	9,468,994	—
Prepaid expenses	633	321

Total assets	28,569,384	36,136,412

Liabilities:
Payable for securities purchased	—	310,067
Obligation to return securities lending collateral	4,644,238	1,656,128
Payable for fund shares redeemed	80,859	—
Dividends payable for securities sold short	3,340	2,012
Payable for securities sold short, at value[4]	9,021,678	6,807,193
Payable for Investment Advisory fees	14,962	26,476
Payable for Directors’ fees	297	550
Accrued expenses	5,726	11,832

Total liabilities	13,771,100	8,814,258

Net Assets	$14,798,284	$27,322,154

Net Assets consist of:
Par value ($0.001 of shares outstanding)	1,768	3,354
Paid-in capital in excess of par value	23,268,074	37,082,306
Distributions in excess of net investment income	(48,408)	(33,568)
Accumulated net realized loss from investment transactions	(11,232,346)	(16,073,545)
Net unrealized appreciation on investments and securities sold short	2,809,196	6,343,607

Total Net Assets	14,798,284	27,322,154

Shares Outstanding[3]	1,768,395	3,353,551

Net Asset Value Per Share	$8.37	$8.15

[1] Investments at cost	$16,185,579	$29,491,277
[2] Market value of securities on loan	$4,532,917	$1,617,140
[3] Authorized shares	20,000,000	20,000,000
[4] Proceeds from securities sold short for the Long/Short Portfolio and Total Market Portfolio were $8,931,629 and $6,672,234, respectively.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2010 — (Unaudited)

		Tax-	Core
	Government	Exempt	Fixed
	Cash	Cash	Income
	Portfolio	Portfolio	Portfolio
Investment income:
Interest	$1,069,184	$676,567	$7,593,798
Income from security lending	39,800	—	27,837

Total investment income.	1,108,984	676,567	7,621,635

Expenses:
Management fees	—	—	640,982
Administration, transfer agent and custody fees	199,469	174,421	115,731
Professional fees	112,832	99,026	56,816
Shareholder report expenses	14,115	12,097	7,292
Shareholder servicing fees	355,335	311,398	183,138
Directors’ fees and expenses	41,954	39,115	21,102
Registration and filing fees	944	1,192	2,232
Other expenses	44,633	43,753	21,739

Total expenses	769,282	681,002	1,049,032

Less expenses waived/reimbursed	(751)	(60,746)	—

Net expenses	768,531	620,256	1,049,032

Net investment income	340,453	56,311	6,572,603

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions.	(45)	(800)	269,230

Net change in unrealized gain of:
Investments	—	—	880,479

Net realized and unrealized gain (loss)	(45)	(800)	1,149,709

Net increase in net assets resulting from operations	$340,408	$55,511	$7,722,312

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Six Months Ended April 30, 2010 — (Unaudited)

		Small	Large
	Strategic	Cap	Cap
	Equity	Equity	Value
	Portfolio	Portfolio	Portfolio
Investment income:
Dividends	$1,126,637	$513,957	$321,869
Interest	24	84	15
Income from security lending	939	113,038	2,135

Total investment income	1,127,600	627,079	324,019

Expenses:
Management fees	399,383	317,597	110,222
Administration, transfer agent and custody fees	45,065	39,708	17,497
Professional fees	22,142	17,860	6,227
Shareholder report expenses	3,007	2,432	834
Shareholder servicing fees (Advisor Class)	145,230	144,361	40,081
Shareholder servicing fees (Institutional Class)	—	1	—
Directors’ fees and expenses	7,980	6,405	2,235
Registration and filing fees	2,579	12,166	8,232
Other expenses	8,353	6,620	2,457

Total expenses	633,739	547,150	187,785

Net investment income	493,861	79,929	136,234

Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions	5,785,274	7,544,643	3,751,442

Net change in unrealized gain of:
Investments	15,150,013	18,815,104	4,685,477

Net realized and unrealized gain	20,935,287	26,359,747	8,436,919

Net increase in net assets resulting from operations	$21,429,148	$26,439,676	$8,573,153

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Six Months Ended April 30, 2010 — (Unaudited)

			U.S.
		Philadelphia	Emerging
	International	International	Growth
	Portfolio	Fund	Portfolio
Investment income:
Dividends[1]	$6,316,155	$1,692,887	$120,611
Interest	326	63	4
Income from security lending	104,792	24,420	5,656

Total investment income	6,421,273	1,717,370	126,271

Expenses:
Management fees	1,522,183	411,410	58,404
Administration, transfer agent and custody fees	121,019	53,155	10,685
Professional fees	65,428	18,025	3,517
Shareholder report expenses	8,848	2,263	476
Shareholder servicing fees	507,394	—	26,547
Directors’ fees and expenses	23,317	6,429	1,266
Registration and filing fees	3,272	9,571	2,499
Other expenses	24,978	7,163	1,567

Total expenses	2,276,439	508,016	104,961

Net investment income	4,144,834	1,209,354	21,310

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	11,134,350	2,891,528	1,068,181
Foreign currency transactions	(165,217)	(50,617)	—

Net realized gain	10,969,133	2,840,911	1,068,181

Net change in unrealized gain (loss) of:
Investments	(5,124,050)	(1,166,039)	3,736,022
Foreign currency translation	(50,123)	(18,444)	—

Net change in unrealized gain (loss).	(5,174,173)	(1,184,483)	3,736,022

Net realized and unrealized gain	5,794,960	1,656,428	4,804,203

Net increase in net assets resulting from operations	$9,939,794	$2,865,782	$4,825,513

[1]	The International Portfolio and Philadelphia International Fund had foreign dividend withholding taxes of $503,113 and $149,762, respectively.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Six Months Ended April 30, 2010 — (Unaudited)

	Large	Large
	Cap	Cap
	100	Growth
	Portfolio	Portfolio
Investment income:
Dividends	$875,883	$311,607
Interest	7	11
Income from security lending	3,266	—

Total investment income.	879,156	311,618

Expenses:
Management fees	260,384	138,613
Administration, transfer agent and custody fees	31,694	18,104
Professional fees	15,301	7,667
Shareholder report expenses	2,065	1,029
Shareholder servicing fees	94,685	50,405
Directors’ fees and expenses	5,444	2,767
Registration and filing fees	2,579	2,579
Other expenses	5,991	2,968

Total expenses	418,143	224,132

Net investment income	461,013	87,486

Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions.	3,886,982	4,152,539

Net change in unrealized gain of:
Investments	10,323,122	4,988,132

Net realized and unrealized gain	14,210,104	9,140,671

Net increase in net assets resulting from operations	$14,671,117	$9,228,157

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Concluded)
For the Six Months Ended April 30, 2010 — (Unaudited)

	Long/Short	Total Market
	Portfolio	Portfolio
Investment income:
Dividends	$160,356	$215,150
Interest	30	14
Income from security lending	8,365	1,064

Total investment income	168,751	216,228

Expenses:
Management fees	97,097	141,098
Administration, transfer agent and custody fees	9,811	12,163
Professional fees	2,895	3,520
Shareholder report expenses	442	476
Shareholder servicing fees	16,183	23,516
Dividends and Interest on securities sold short	84,573	37,531
Directors’ fees and expenses	1,081	1,309
Short positions flex fees	—	18,296
Registration and filing fees	2,628	2,720
Other expenses	1,567	1,594

Total expenses	216,277	242,223

Less expenses waived/reimbursed	(30,563)	(41,154)

Net expenses	185,714	201,069

Net investment income (loss)	(16,963)	15,159

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	1,985,871	1,694,515
Securities sold short	32,658	(73,385)

Net realized gain	2,018,529	1,621,130

Net change in unrealized gain (loss) of:
Investments	459,381	2,944,058
Securities sold short	(2,024,704)	(1,101,243)

Net change in unrealized gain (loss).	(1,565,323)	1,842,815

Net realized and unrealized gain	453,206	3,463,945

Net increase in net assets resulting from operations	$436,243	$3,479,104

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended April 30, 2010 — (Unaudited)

		Tax-	Core
	Government	Exempt	Fixed
	Cash	Cash	Income
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$340,453	$56,311	$6,572,603
Net realized gain (loss) on:
Investment transactions	(45)	(800)	269,230
Net change in unrealized gain of:
Investments	—	—	880,479

Net increase in net assets resulting from operations	340,408	55,511	7,722,312
Distributions to shareholders from:
Net investment income	(340,431)	(56,140)	(6,707,863)
Net realized gain on investments.	—	—	(2,427,615)
Net increase (decrease) in net assets from capital share transactions	27,055,832	(42,564,147)	26,547,742

Net increase (decrease) in net assets	27,055,809	(42,564,776)	25,134,576

NET ASSETS:
Beginning of period	695,379,646	616,118,571	353,512,795

End of period	$722,435,455	$573,553,795	$378,647,371

Undistributed net investment income included in net assets at end of period	$74,365	$1,205	$961,492

For the Year Ended October 31, 2009
		Tax-	Core
	Government	Exempt	Fixed
	Cash	Cash	Income
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$5,159,482	$1,877,349	$11,192,431
Net realized gain on:
Investment transactions	422	—	2,926,253
Net change in unrealized gain of:
Investments	—	—	22,823,845

Net increase in net assets resulting from operations	5,159,904	1,877,349	36,942,529
Distributions to shareholders from:
Net investment income	(5,159,376)	(1,877,349)	(11,042,725)
Net increase (decrease) in net assets from capital share transactions	(28,140,511)	(521,037,114)	89,668,680

Net increase (decrease) in net assets	(28,139,983)	(521,037,114)	115,568,484

NET ASSETS:
Beginning of year	723,519,629	1,137,155,685	237,944,311

End of year	$695,379,646	$616,118,571	$353,512,795

Undistributed net investment income included in net assets at end of year	$74,343	$1,034	$1,096,752

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the Six Months Ended April 30, 2010 — (Unaudited)

	Strategic	Small Cap	Large Cap
	Equity	Equity	Value
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$493,861	$79,929	$136,234
Net realized gain on:
Investment transactions	5,785,274	7,544,643	3,751,442
Net change in unrealized gain of:
Investments	15,150,013	18,815,104	4,685,477

Net increase in net assets resulting from operations	21,429,148	26,439,676	8,573,153
Distributions to shareholders from:
Net investment income:
Advisor Class	(509,530)	(133,740)	(147,497)
Institutional Class	—	(1)	—
Net increase (decrease) in net assets from capital share transactions	4,389,890	(2,202)	(762,296)

Net increase in net assets	25,309,508	26,303,733	7,663,360

NET ASSETS:
Beginning of period	132,738,568	104,612,418	36,541,362

End of period	$158,048,076	$130,916,151	$44,204,722

Distributions in excess of net investment included in net assets at end of period	$(65)	$(43,942)	$(11,263)

For the Year Ended October 31, 2009
	Strategic	Small Cap	Large Cap
	Equity	Equity	Value
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$938,633	$438,929	$533,748
Net realized loss on:
Investment transactions	(12,316,175)	(22,695,957)	(5,285,781)
Net change in unrealized gain of:
Investments	24,182,280	31,212,479	9,236,561

Net increase in net assets resulting from operations	12,804,738	8,955,451	4,484,528
Distributions to shareholders from:
Net investment income:
Advisor Class	(924,809)	(439,885)	(535,385)
Institutional Class.	—	(5)	—
Net increase in net assets from capital share transactions	23,154,395	2,647,764	1,500,849

Net increase in net assets	35,034,324	11,163,325	5,449,992

NET ASSETS:
Beginning of year	97,704,244	93,449,093	31,091,370

End of year	$132,738,568	$104,612,418	$36,541,362

Undistributed net investment income included in net assets at end of year	$15,604	$9,870	$—

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the Six Months Ended April 30, 2010 — (Unaudited)

		Philadelphia	U.S. Emerging
	International	International	Growth
	Portfolio	Fund	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$4,144,834	$1,209,354	$21,310
Net realized gain (loss) on:
Investment transactions	11,134,350	2,891,528	1,068,181
Foreign currency transactions	(165,217)	(50,617)	—
Net change in unrealized gain (loss) of:
Investments	(5,124,050)	(1,166,039)	3,736,022
Foreign currency translation	(50,123)	(18,444)	—

Net increase in net assets resulting from operations	9,939,794	2,865,782	4,825,513
Distributions to shareholders from:
Net investment income	(1,408,532)	(488,996)	(48,781)
Net decrease in net assets from capital share transactions	(1,818,321)	(6,749,670)	(2,766,404)

Net increase (decrease) in net assets	6,712,941	(4,372,884)	2,010,328

NET ASSETS:
Beginning of period	392,844,550	109,423,278	19,553,867

End of period	$399,557,491	$105,050,394	$21,564,195

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$2,788,463	$724,031	$(18,106)

For the Year Ended October 31, 2009
		Philadelphia	U.S. Emerging
	International	International	Growth
	Portfolio	Fund	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$8,653,873	$3,120,457	$28,353
Net realized gain (loss) on:
Investment transactions	(118,161,698)	(95,465,629)	(6,596,602)
Foreign currency transactions	(340,693)	105,594	—
Net change in unrealized gain of:
Investments	219,740,772	116,072,757	7,163,945
Foreign currency translation	8,825	17,811	—

Net increase in net assets resulting from operations	109,901,079	23,850,990	595,696
Distributions to shareholders from:
Net investment income	(8,178,964)	(2,842,529)	—
Net realized gain on investments	—	(15,877,104)	—
Net decrease in net assets from capital share transactions	(64,022,206)	(78,523,118)	(3,944,828)

Net increase (decrease) in net assets	37,699,909	(73,391,761)	(3,349,132)

NET ASSETS:
Beginning of year	355,144,641	182,815,039	22,902,999

End of year	$392,844,550	$109,423,278	$19,553,867

Undistributed net investment income included in net assets at end of year	$52,161	$3,673	$9,365

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the Six Months Ended April 30, 2010 — (Unaudited)

	Large	Large Cap
	Cap 100	Growth
	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$461,013	$87,486
Net realized gain on:
Investment transactions	3,886,982	4,152,539
Net change in unrealized gain of:
Investments	10,323,122	4,988,132

Net increase in net assets resulting from operations	14,671,117	9,228,157
Distributions to shareholders from:
Net investment income	(400,772)	(61,010)
Net decrease in net assets from capital share transactions	(10,725,071)	(1,981,695)

Net increase in net assets	3,545,274	7,185,452

NET ASSETS:
Beginning of period	91,794,402	44,181,677

End of period	$95,339,676	$51,367,129

Undistributed net investment income included in net assets at end of period	$60,241	$26,476

For the Year Ended October 31, 2009
	Large	Large Cap
	Cap 100	Growth
	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$1,026,301	$189,234
Net realized loss on:
Investment transactions	(22,768,643)	(14,541,691)
Net change in unrealized gain of:
Investments	33,695,303	19,342,862

Net increase in net assets resulting from operations	11,952,961	4,990,405
Distributions to shareholders from:
Net investment income	(1,018,658)	(199,023)
Net decrease in net assets from capital share transactions	(6,674,261)	(1,923,348)

Net increase in net assets	4,260,042	2,868,034

NET ASSETS:
Beginning of year	87,534,360	41,313,643

End of year	$91,794,402	$44,181,677

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Concluded)

For the Six Months Ended April 30, 2010 — (Unaudited)

	Long/Short	Total Market
	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(16,963)	$15,159
Net realized gain (loss) on:
Investment transactions	1,985,871	1,694,515
Securities sold short	32,658	(73,385)
Net change in unrealized gain (loss) of:
Investments	459,381	2,944,058
Securities sold short	(2,024,704)	(1,101,243)

Net increase in net assets resulting from operations	436,243	3,479,104
Distributions to shareholders from:
Net investment income	—	(14,752)
Net increase (decrease) in net assets from capital share transactions	(3,252,988)	3,179,101

Net increase (decrease) in net assets	(2,816,745)	6,643,453

NET ASSETS:
Beginning of period	17,615,029	20,678,701

End of period	$14,798,284	$27,322,154

Distributions in excess of net investment included in net assets at end of period	$(48,408)	$(33,568)

For the Year Ended October 31, 2009
	Long/Short	Total Market
	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(110,199)	$55,168
Net realized gain (loss) on:
Investment transactions	(10,757,702)	(11,681,416)
Securities sold short	5,593,415	847,004
Net change in unrealized gain (loss) of:
Investments	11,676,629	14,104,002
Securities sold short	(7,213,425)	(1,960,767)

Net increase (decrease) in net assets resulting from operations	(811,282)	1,363,991
Distributions to shareholders from:
Net investment income	—	(46,580)
Tax Return of capital	—	(34,880)
Net decrease in net assets from capital share transactions	(16,477,425)	(7,934,480)

Net decrease in net assets	(17,288,707)	(6,651,949)

NET ASSETS:
Beginning of year	34,903,736	27,330,650

End of year	$17,615,029	$20,678,701

Distributions in excess of net investment included in net assets at end of year	$(31,445)	$(33,975)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENT OF CASH FLOWS
For the Six Months Ended April 30, 2010 — (Unaudited)

Total Market
Portfolio
Cash Flows from operating activities
Net increase in net assets resulting from operations	$3,479,104
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments purchased	(20,444,803)
Investments sold	17,468,773
Purchases to cover securities sold short	(7,538,119)
Securities sold short	7,749,792
(Purchase)/Sale of short term investments, net	(276,945)
(Increase) in Investment Advisor	(534)
(Increase) in Interest receivable	(115)
(Increase) in Dividends receivable	(11,780)
(Increase) in Prepaid expenses	(69)
(Decrease) in Dividends payable for securities sold short	(2,604)
Increase in Investment Advisory fees	4,344
(Decrease) in Directors fees	(99)
(Decrease) in Accrued expenses	(4,274)
Net change in unrealized gain (loss) on investments	(2,944,058)
Net realized gain from investments	(1,694,515)
Net change in unrealized gain (loss) on securities sold short	1,101,243
Net realized (loss) from securities sold short	73,385

Net cash provided by (used for) operating activities	(3,041,274)

Cash flows from (used in) financing activities:
Proceeds from shares sold	6,708,511
Payments on shares redeemed	(3,653,735)
Cash distributions paid	(13,502)

Net cash provided by (used for) financing activities	3,041,274

Net increase (decrease) in cash	—
Cash at beginning of period	—

Cash at end of period	—

Non cash financial activities not included herein consist of reinvestment of distributions of $1,250.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Government Cash Portfolio
	For the Six
	Months
	Ended
	April 30,
	2010[1]	2009	2008[2]	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.001	0.007	0.031	0.051	0.046	0.027
Net realized gain (loss) on investments	0.000	0.000	(0.001)	0.000	0.000	0.000

Total from investment operations	0.001	0.007	0.030	0.051	0.046	0.027

Distributions to shareholders from:
Net investment income	(0.001)	(0.007)	(0.030)	(0.051)	(0.046)	(0.027)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.05%[3]	0.65%	3.05%	5.17%	4.68%	2.74%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$722,435	$695,380	$723,520	$784,655	$651,657	$636,425
Ratio of operating expenses to average net assets	0.22%[4]	0.25%	0.21%	0.19%	0.19%	0.19%
Ratio of operating expenses after waiver to average net assets	0.22%[4]	—%	—%	—%	—%	—%
Ratio of net investment income to average net assets	0.10%[4]	0.65%	3.06%	5.05%	4.60%	2.73%

[1]	Unaudited.

[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

[3]	Total return calculation is not annualized.

[4]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Tax-Exempt Cash Portfolio
	For the Six
	Months
	Ended
	April 30,
	2010[1]	2009	2008[2]	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000 [3]	0.002	0.020	0.034	0.031	0.019
Net realized gain on investments	0.000	0.000	0.001	0.000	0.000	0.000

Total from investment operations	0.000[3]	0.002	0.021	0.034	0.031	0.019

Distributions to shareholders from:
Net investment income	(0.000)[3]	(0.002)	(0.021)	(0.034)	(0.031)	(0.019)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.01%[4]	0.17%	2.09%	3.45%	3.10%	1.94%

Ratios to average net assets/Supplemental data:
Net assets, end of period (in 000s)	$573,554	$616,119	$1,137,156	$646,665	$705,395	$551,764
Ratio of operating expenses to average net assets	0.22%[5]	0.25%	0.19%	0.19%	0.19%	0.19%
Ratio of operating expenses after waiver to average net assets	0.20%[5]	0.24%	—%	—%	—%	—%
Ratio of net investment income to average net assets	0.02%[5]	0.20%	2.03%	3.39%	3.07%	1.91%

[1]	Unaudited.

[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

[3]	Amount rounds to less than $0.01 per share.

[4]	Total return calculation is not annualized.

[5]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Core Fixed Income Portfolio
	For the Six
	Months
	Ended
	April 30,
	2010[1,2]	2009	2008	2007[2]	2006	2005

Net asset value, beginning of period	$11.37	$10.35	$10.64	$10.62	$10.64	$10.94

Income from investment operations:
Net investment income	0.20	0.40	0.50	0.48	0.47	0.44
Net realized and unrealized gain (loss) on investments	0.03	1.03	(0.29)	0.02	(0.02)	(0.30)

Total from investment operations	0.23	1.43	0.21	0.50	0.45	0.14

Distributions to shareholders from:
Net investment income	(0.21)	(0.41)	(0.50)	(0.48)	(0.47)	(0.44)
Net realized capital gains	(0.07)	—	—	—	—	—

Total distributions	(0.28)	(0.41)	(0.50)	(0.48)	(0.47)	(0.44)

Net asset value, end of period	$11.32	$11.37	$10.35	$10.64	$10.62	$10.64

Total return	2.08%[3]	13.96%	1.89%	4.87%	4.38%	1.32%

Net assets, end of period (in 000s)	$378,647	$353,513	$237,944	$205,601	$198,243	$194,996

Ratio of operating expenses to average net assets	0.57%[4]	0.57%	0.56%	0.56%	0.54%	0.29%
Ratio of net investment income to average net assets	3.59%[4]	3.67%	4.64%	4.52%	4.42%	4.02%
Portfolio turnover rate	10%	55%	71%	143%	272%	229%

[1]	Unaudited.

[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

[3]	Total return calculation is not annualized.

[4]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Strategic Equity Portfolio
	For the Six
	Months
	Ended
	April 30,
	2010[1]	2009	2008	2007[2]	2006[2]	2005[2]

Net asset value, beginning of period	$14.33	$13.20	$20.00	$17.75	$16.95	$15.87

Income from investment operations:
Net investment income	0.05	0.11	0.10	0.07	0.11	0.17
Net realized and unrealized gain (loss) on investments	2.21	1.13	(6.71)	3.04	2.14	1.41

Total from investment operations	2.26	1.24	(6.61)	3.11	2.25	1.58

Distributions to shareholders from:
Net investment income	(0.05)	(0.11)	(0.10)	(0.09)	(0.11)	(0.18)
Net realized capital gains	—	—	(0.09)	(0.77)	(1.34)	(0.32)

Total distributions	(0.05)	(0.11)	(0.19)	(0.86)	(1.45)	(0.50)

Net asset value, end of period	$16.54	$14.33	$13.20	$20.00	$17.75	$16.95

Total return	15.82%[3]	9.57%	(33.32)%	17.63%	13.28%	9.98%

Net assets, end of period (in 000s)	$158,048	$132,739	$97,704	$101,032	$85,492	$79,905

Ratio of operating expenses to average net assets	0.87%[4]	0.88%	0.86%	0.86%	0.85%	0.45%
Ratio of net investment income to average net assets	0.68%[4]	0.90%	0.57%	0.39%	0.59%	0.97%
Portfolio turnover rate	27%	53%	91%	64%	85%	89%

[1]	Unaudited.

[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

[3]	Total return calculation is not annualized.

[4]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Small Cap Equity Portfolio Advisor Shares
	For the Six
	Months
	Ended
	April 30,
	2010[1]	2009	2008[2]	2007[2]	2006	2005

Net asset value, beginning of period	$11.70	$10.62	$16.89	$16.63	$16.71	$17.61

Income from investment operations:
Net investment income (loss)	0.01	0.05	0.05	0.00[3]	(0.02)	(0.05)
Net realized and unrealized gain (loss) on investments	2.96	1.08	(6.28)	2.61	2.81	2.15

Total from investment operations	2.97	1.13	(6.23)	2.61	2.79	2.10

Distributions to shareholders from:
Net investment income	(0.02)	(0.05)	(0.04)	—	—	—
Net realized capital gains	—	—	—	(2.35)	(2.87)	(3.00)

Total distributions	(0.02)	(0.05)	(0.04)	(2.35)	(2.87)	(3.00)

Net asset value, end of period	$14.65	$11.70	$10.62	$16.89	$16.63	$16.71

Total return	25.35%[4]	10.81%	(36.94)%	15.94%	16.69%	12.22%

Net assets, end of period (in 000s)	$130,915	$104,611	$93,448	$265,577	$237,250	$241,970

Ratio of operating expenses to average net assets	0.95%[5]	0.94%	0.94%	0.92%	0.91%	0.92%
Ratio of net investment income (expenses in excess of income) to average net assets	0.14%[5]	0.50%	0.35%	0.00%[6]	(0.09)%	(0.28)%
Portfolio turnover rate[7]	37%	89%	72%	58%	60%	51%

[1]	Unaudited.

[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

[3]	Amount rounds to less than $0.01 per share.

[4]	Total return calculation is not annualized.

[5]	Annualized.

[6]	Amount rounds to less than 0.01% per share.

[7]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Small Cap Equity Portfolio Institutional Shares
	For the Six
	Months
	Ended
	April 30,
	2010[1,2]	2009[2]	2008	2007[2]	2006[2]	2005

Net asset value, beginning of period	$12.01	$10.89	$17.29	$16.88	$16.88	$17.73

Income from investment operations:
Net investment income	0.02	0.07	0.08	0.04	0.04	0.00
Net realized and unrealized gain (loss) on investments	3.05	1.10	(6.42)	2.72	2.83	2.15

Total from investment operations	3.07	1.17	(6.34)	2.76	2.87	2.15

Distributions to shareholders from:
Net investment income	(0.02)	(0.05)	(0.06)	—	—	—
Net realized capital gains	—	—	—	(2.35)	(2.87)	(3.00)

Total distributions	(0.02)	(0.05)	(0.06)	(2.35)	(2.87)	(3.00)

Net asset value, end of period	$15.06	$12.01	$10.89	$17.29	$16.88	$16.88

Total return	25.45%[3]	10.91%	(36.77)%	16.65%	16.99%	12.43%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$1	$1	$1	$2	$1	$1
Ratio of operating expenses to average net assets	0.75%[4]	0.74%	0.74%	0.72%	0.71%	0.72%
Ratio of net investment income (expenses in excess of income) to average net assets	0.34%[4]	0.64%	0.54%	0.21%	0.22%	(0.09)%
Portfolio turnover rate[5]	37%	89%	72%	58%	60%	51%

[1]	Unaudited.

[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

[3]	Total return calculation is not annualized.

[4]	Annualized.

[5]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Large Cap Value Portfolio
	For the Six
	Months
	Ended
	April 30,
	2010[1]	2009	2008	2007	2006	2005

Net asset value, beginning of period	$7.88	$7.00	$10.89	$11.02	$10.28	$10.01

Income from investment operations:
Net investment income	0.03	0.12	0.16	0.17	0.15	0.18
Net realized and unrealized gain (loss) on investments	1.85	0.88	(3.89)	1.12	1.26	1.36

Total from investment operations	1.88	1.00	(3.73)	1.29	1.41	1.54

Distributions to shareholders from:
Net investment income	(0.03)	(0.12)	(0.16)	(0.17)	(0.14)	(0.19)
Net realized capital gains	—	—	(0.00)[2]	(1.25)	(0.53)	(1.08)

Total distributions	(0.03)	(0.12)	(0.16)	(1.42)	(0.67)	(1.27)

Net asset value, end of period	$9.73	$7.88	$7.00	$10.89	$11.02	$10.28

Total return	23.92%[3]	14.65%	(34.61)%	11.99%	13.81%	15.66%

Net assets, end of period (in 000s)	$44,205	$36,541	$31,091	$42,904	$47,888	$26,507

Ratio of operating expenses to average net assets	0.94%[4]	0.97%	0.94%	0.91%	0.96%	0.48%
Ratio of net investment income to average net assets	0.68%[4]	1.75%	1.64%	1.48%	1.36%	1.62%
Portfolio turnover rate	59%	177%	288%	123%	92%	76%

[1]	Unaudited.

[2]	Amount rounds to less than $0.01 per share.

[3]	Total return calculation is not annualized.

[4]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	International Portfolio
	For the Six
	Months
	Ended
	April 30,
	2010[1,2]	2009[2]	2008	2007[2]	2006	2005[2]

Net asset value, beginning of period	$12.34	$9.09	$19.71	$19.59	$17.58	$16.96

Income from investment operations:
Net investment income	0.13	0.25	0.53	0.33	0.39	0.48
Net realized and unrealized gain (loss) on investments	0.18	3.25	(10.42)	3.43	4.61	2.26

Total from investment operations	0.31	3.50	(9.89)	3.76	5.00	2.74

Distributions to shareholders from:
Net investment income	(0.04)	(0.25)	(0.54)	(0.41)	(0.29)	(0.47)
Net realized capital gains	—	—	(0.19)	(3.23)	(2.70)	(1.65)

Total distributions	(0.04)	(0.25)	(0.73)	(3.64)	(2.99)	(2.12)

Net asset value, end of period	$12.61	$12.34	$9.09	$19.71	$19.59	$17.58

Total return	2.53%[3]	39.06%	(51.69)%	20.03%	28.51%	16.34%

Net assets, end of period (in 000s)	$399,557	$392,845	$355,145	$986,265	$928,697	$811,850

Ratio of operating expenses before waiver to net assets	1.12%[4]	1.13%	1.11%	1.10%	1.10%	0.32%
Ratio of operating expenses after waiver to average net assets	1.12%[4]	1.13%	1.11%	1.10%	0.98%	0.18%
Ratio of net investment income to average net assets	2.04%[4]	2.54%	3.21%	1.56%	1.91%	2.58%
Portfolio turnover rate	17%	63%	49%	39%	45%	47%

[1]	Unaudited.

[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

[3]	Total return calculation is not annualized.

[4]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Philadelphia International Fund
	For the Six
	Months
	Ended
	April 30,
	2010[1]	2009[2]	2008	2007	2006[2]	2005

Net asset value, beginning of period	$11.18	$9.15	$20.32	$19.60	$17.49	$15.86

Income from investment operations:
Net investment income	0.13	0.22	0.64	0.38	0.45	0.28
Net realized and unrealized gain (loss) on investments	0.14	2.85	(10.91)	3.40	4.48	2.16

Total from investment operations	0.27	3.07	(10.27)	3.78	4.93	2.44

Distributions to shareholders from:
Net investment income	(0.05)	(0.24)	(0.61)	(0.56)	(0.28)	(0.34)
Net realized capital gains	—	(0.80)	(0.29)	(2.50)	(2.54)	(0.47)

Total distributions	(0.05)	(1.04)	(0.90)	(3.06)	(2.82)	(0.81)

Net asset value, end of period	$11.40	$11.18	$9.15	$20.32	$19.60	$17.49

Total return	2.52%[3]	36.81%	(52.37)%	20.06%	28.29%	15.50%

Net assets, end of period (in 000s)	$105,050	$109,423	$182,815	$561,700	$488,227	$634,018

Ratio of operating expenses to average net assets	0.93%[4]	0.92%	0.88%	0.86%	0.85%	0.85%
Ratio of net investment income to average net assets	2.20%[4]	2.44%	3.52%	1.85%	2.20%	1.78%
Portfolio turnover rate	17%	55%	40%	45%	49%	47%

[1]	Unaudited.

[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

[3]	Total return calculation is not annualized.

[4]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	U.S. Emerging Growth Portfolio
	For the Six
	Months
	Ended
	April 30,
	2010[1,2]	2009[2]	2008[2]	2007[2]	2006	2005[2]

Net asset value, beginning of period	$4.71	$4.53	$7.34	$7.34	$6.22	$5.32

Income from investment operations:
Net investment income (loss)	0.01	0.01	0.00 [3]	(0.04)	(0.03)	(0.05)
Net realized and unrealized gain (loss) on investments	1.17	0.17	(2.80)	0.53	1.15	0.95

Total from investment operations	1.18	0.18	(2.80)	0.49	1.12	0.90

Distributions to shareholders from:
Net investment income	(0.01)	—	—	—	—	—
Net realized capital gains	—	—	—	(0.46)	—	—
Tax return of capital	—	—	(0.01)	(0.03)	—	—

Total distributions	(0.01)	—	(0.01)	(0.49)	—	—

Net asset value, end of period	$5.88	$4.71	$4.53	$7.34	$7.34	$6.22

Total return	25.14%[4]	3.97%	(38.16)%	6.84%	18.01%	16.92%

Net assets, end of period (in 000s)	$21,564	$19,554	$22,903	$38,921	$35,002	$14,217

Ratio of operating expenses to average net assets	0.99%[5]	1.00%	0.95%	0.93%	0.89%	1.17%
Ratio of net investment income (expenses in excess of income) to average net assets	0.20%[5]	0.14%	0.06%	(0.47)%	(0.43)%	(0.83)%
Portfolio turnover rate	58%	117%	129%	138%	114%	145%

[1]	Unaudited.

[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

[3]	Amount rounds to less than $0.01 per share.

[4]	Total return calculation is not annualized.

[5]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Large Cap 100 Portfolio
	For the Six
	Months
	Ended
	April 30,
	2010[1,2]	2009	2008	2007[2]	2006	2005

Net asset value, beginning of period	$9.75	$8.60	$13.97	$12.92	$11.28	$10.09

Income from investment operations:
Net investment income	0.05	0.11	0.12	0.09	0.11	0.08
Net realized and unrealized gain (loss) on investments	1.57	1.15	(5.38)	1.49	1.84	1.29

Total from investment operations	1.62	1.26	(5.26)	1.58	1.95	1.37

Distributions to shareholders from:
Net investment income	(0.05)	(0.11)	(0.11)	(0.10)	(0.11)	(0.09)
Net realized capital gains	—	—	—	(0.43)	(0.20)	(0.09)

Total distributions	(0.05)	(0.11)	(0.11)	(0.53)	(0.31)	(0.18)

Net asset value, end of period	$11.32	$9.75	$8.60	$13.97	$12.92	$11.28

Total return	16.59%[3]	14.80%	(37.89)%	12.31%	17.34%	13.58%

Net assets, end of period (in 000s)	$95,340	$91,794	$87,534	$156,903	$104,271	$50,133

Ratio of operating expenses to average net assets	0.88%[4]	0.88%	0.86%	0.85%	0.85%	0.87%
Ratio of net investment income to average net assets	0.97%[4]	1.24%	0.95%	0.68%	0.98%	0.76%
Portfolio turnover rate	55%	124%	111%	90%	90%	83%

[1]	Unaudited.

[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

[3]	Total return calculation is not annualized.

[4]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Large Cap Growth Portfolio
	For the Six
	Months
	Ended
	April 30,
	2010[1,2]	2009[2]	2008[2]	2007[2]	2006	2005

Net asset value, beginning of period	$9.80	$8.57	$14.17	$12.90	$11.17	$10.04

Income from investment operations:
Net investment income	0.02	0.04	0.04	0.03	0.08	0.00 [3]
Net realized and unrealized gain (loss) on investments	1.97	1.24	(5.61)	1.74	1.89	1.13

Total from investment operations	1.99	1.28	(5.57)	1.77	1.97	1.13

Distributions to shareholders from:
Net investment income	(0.01)	(0.05)	(0.03)	(0.03)	(0.08)	(0.00)[3]
Net realized capital gains	—	—	—	(0.47)	(0.16)	—

Total distributions	(0.01)	(0.05)	(0.03)	(0.50)	(0.24)	(0.00)

Net asset value, end of period	$11.78	$9.80	$8.57	$14.17	$12.90	$11.17

Total return	20.35%[4]	14.99%	(39.36)%	13.81%	17.65%	11.29%

Net assets, end of period (in 000s)	$51,367	$44,182	$41,314	$70,898	$36,805	$16,572

Ratio of operating expenses to average net assets	0.89%[5]	0.90%	0.88%	0.86%	0.87%	0.93%
Ratio of net investment income to average net assets	0.35%[5]	0.50%	0.29%	0.20%	0.61%	0.02%
Portfolio turnover rate	70%	140%	148%	93%	111%	97%

[1]	Unaudited.

[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

[3]	Amount rounds to less than $0.01 per share.

[4]	Total return calculation is not annualized.

[5]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Long/Short Portfolio
					For the
					Period
	For the Six				September 29,
	Months				2006[2,3]
	Ended				through
	April 30,				October 31,
	2010[1,2]	2009[2]	2008[2]	2007[2]	2006

Net asset value, beginning of period	$8.15	$8.25	$9.55	$9.99	$10.00

Income from investment operations:
Net investment income (loss)	(0.01)	(0.04)	0.14	0.28	0.02
Net realized and unrealized gain (loss) on investments	0.23	(0.06)	(1.28)	(0.46)	(0.03)

Total from investment operations	0.22	(0.10)	(1.14)	(0.18)	(0.01)

Distributions to shareholders from:
Net investment income	—	—	(0.16)	(0.26)	—

Total distributions	—	—	(0.16)	(0.26)	—

Net asset value, end of period	$8.37	$8.15	$8.25	$9.55	$9.99

Total return	2.70%[4]	(1.21)%	(12.15)%	(1.85)%	(0.10)%[4]

Net assets, end of period (in 000s)	$14,798	$17,615	$34,904	$45,294	$19,844

Ratio of operating expenses before waiver/reimbursement to net assets	2.67%[5]	2.84%	2.28%	2.43%	2.51%[5]
Ratio of operating expenses after waiver/reimbursement to average net assets	2.30%[5]	2.49%	1.89%	1.85%	1.77%[5]
Ratio of operating expenses after waiver/reimbursement excluding securities sold short	1.25%[5]	1.23%	1.18%	1.25%[1]	1.25%[1,5]
Ratio of net investment income (expenses in excess of income) to average net assets	(0.21)%[5]	(0.44)%	1.54%	2.83%	3.05%[5]
Portfolio turnover rate	322%	715%	656%	859%	344%

[1]	Unaudited.

[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

[3]	Commencement of operations.

[4]	Total return calculation is not annualized.

[5]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Total Market Portfolio
	For the Six
	Months			For the Period
	Ended			December 21, 2006[2,3]
	April 30,			through
	2010[1]	2009[2]	2008[2]	October 31, 2007

Net asset value, beginning of period	$7.02	$6.54	$10.42	$10.00

Income from investment operations:
Net investment income	0.01	0.02	0.05	0.02
Net realized and unrealized gain (loss) on investments	1.13	0.49	(3.87)	0.42

Total from investment operations	1.14	0.51	(3.82)	0.44

Distributions to shareholders from:
Net investment income	(0.01)	(0.02)	(0.06)	(0.02)
Tax return of capital	—	(0.01)	—	—

Total distributions	(0.01)	(0.03)	(0.06)	(0.02)

Net asset value, end of period	$8.15	$7.02	$6.54	$10.42

Total return	16.17%[4]	7.72%	(36.83)%	4.37%[4]

Net assets, end of period (in 000s)	$27,322	$20,679	$27,331	$37,302

Ratio of operating expenses before waiver/reimbursement to net assets	2.06%[5]	2.32%	2.30%	2.39%[5]
Ratio of operating expenses after waiver/reimbursement to average net assets	1.71%[5]	1.96%	1.92%	1.73%[5]
Ratio of operating expenses after waiver/reimbursement excluding securities sold short	1.24%[5]	1.25%	1.20%	1.25%[1,5]
Ratio of net investment income to average net assets	0.13%[5]	0.25%	0.54%	0.20%[5]
Portfolio turnover rate	107%	185%	201%	197%

[1]	Unaudited.

[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

[3]	Commencement of operations.

[4]	Total return calculation is not annualized.

[5]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2010 — (Unaudited)

Face
Amount		Value

AGENCY DISCOUNT NOTES*,1 — 6.1%
	Federal Home Loan Mortgage Corporation — 0.6%
$3,965,000	0.00% due 7/6/10[2]	$3,963,692

		3,963,692

	Federal National Mortgage Association — 5.5%
10,000,000	0.00% due 6/2/10[2]	9,998,711
15,000,000	0.00% due 7/12/10[2]	14,994,300
10,000,000	0.00% due 11/15/10[2,3]	9,983,500
5,000,000	0.00% due 12/1/10[2]	4,989,597

		39,966,108

	TOTAL AGENCY DISCOUNT NOTES (Cost $43,929,800)	43,929,800

AGENCY NOTES* — 35.8%
	Federal Farm Credit Bank — 5.5%
2,580,000	2.75% due 5/4/10	2,580,474
1,000,000	0.00% due 5/7/10[2]	999,975
750,000	4.45% due 8/27/10	759,275
10,000,000	3.75% due 12/6/10	10,199,267
15,000,000	0.21% due 1/4/11[4]	14,997,955
10,000,000	0.44% due 3/2/11	10,000,000

		39,536,946

	Federal Home Loan Bank — 25.0%
5,000,000	0.65% due 5/11/10	5,000,391
5,000,000	4.875% due 5/14/10	5,007,200
4,660,000	7.625% due 5/14/10	4,672,352
5,000,000	3.00% due 6/11/10	5,012,860
3,365,000	5.25% due 6/11/10	3,382,949
13,735,000	4.25% due 6/11/10	13,798,201
10,000,000	2.75% due 6/18/10	10,031,796
5,000,000	1.00% due 7/6/10	5,005,575
6,500,000	0.052% due 7/6/10[4]	6,498,098
10,000,000	0.31% due 7/9/10[4]	10,002,447
2,200,000	3.50% due 7/16/10	2,214,693
7,500,000	0.55% due 7/29/10	7,499,872
1,000,000	1.30% due 8/27/10	1,003,446
1,000,000	1.375% due 9/3/10	1,003,853
5,040,000	3.375% due 9/10/10	5,093,021
5,000,000	5.125% due 9/10/10	5,087,286
2,270,000	6.00% due 9/24/10[5]	2,321,271
8,020,000	0.50% due 11/3/10[3]	8,019,996
10,000,000	0.375% due 11/5/10	10,002,571
4,000,000	0.70% due 11/8/10[4]	4,010,631

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Face
Amount		Value

AGENCY NOTES* — (Continued)
	Federal Home Loan Bank — (Continued)
$5,000,000	0.50% due 11/23/10[3]	$5,004,653
5,000,000	0.85% due 12/3/10	5,013,886
8,800,000	3.875% due 12/10/10	8,990,099
2,500,000	0.50% due 12/28/10	2,501,056
4,580,000	0.57% due 12/29/10	4,586,224
4,735,000	1.625% due 1/21/11	4,773,337
10,000,000	0.25% due 2/10/11[5]	9,999,500
10,000,000	0.45% due 2/25/11	9,999,730
15,000,000	0.20% due 3/4/11[5]	14,999,874

		180,536,868

	Federal Home Loan Mortgage Corporation — 0.2%
1,500,000	5.00% due 9/1/10	1,523,423

		1,523,423

	Federal National Mortgage Association — 5.1%
3,688,000	3.00% due 7/12/10	3,708,098
10,000,000	0.188% due 7/13/10[4]	9,999,258
12,903,000	4.375% due 9/13/10[3]	13,097,205
10,000,000	6.625% due 11/15/10	10,341,282

		37,145,843

	TOTAL AGENCY NOTES (Cost $258,743,080)	258,743,080

US TREASURY NOTE* — 1.4%
	US Treasury Notes — 1.4%
10,000,000	2.875% due 6/30/10	10,041,975

		10,041,975

GOVERNMENT GUARANTEED CORPORATE NOTES*,6 — 3.9%
5,000,000	JPMorgan Chase & Co., 2.625% due 12/1/10	5,063,361
3,005,000	Morgan Stanley, 2.90% due 12/1/10[3]	3,047,907
5,000,000	Bank of America NA, 1.70% due 12/23/10	5,039,561
15,000,000	General Electric Capital Corp., 1.625% due 1/7/11	15,128,271

		28,279,100

	TOTAL GOVERNMENT GUARANTEED CORPORATE NOTES (Cost $28,279,100)	28,279,100

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Face
Amount		Value

REPURCHASE AGREEMENTS* — 52.5%
$169,620,000	With Bank of America, dated 4/30/10, 0.16%, principal and interest in the amount of $169,622,262, due 5/3/10, (collateralized by a U.S. Treasury Note with an aggregate par value of $170,734,100, coupon rate of 1.500%, due 7/15/12, market value of $173,237,574)	$169,620,000
175,000,000	With RBS Greenwich, Inc., dated 4/30/10, 0.19%, principal and interest in the amount of $175,002,771, due 5/3/10, (collateralized by a U.S. Treasury Note with an aggregate par value of $177,684,000, coupon rate of 0.875%, due 2/28/11, market value of $178,572,420)	175,000,000
35,000,000	With UBS AG, dated 4/30/10, 0.18%, principal and interest in the amount of $35,000,525, due 5/3/10, (collateralized by a U.S. Treasury Note with an aggregate par value of $35,522,400, coupon rate of 0.875%, due 2/28/11, market value of $35,718,231)	35,000,000

	TOTAL REPURCHASE AGREEMENTS (Cost $379,620,000)	379,620,000

INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.7%
19,381,518	State Street Navigator Securities Lending Prime Portfolio	19,381,518

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $19,381,518)	19,381,518

TOTAL INVESTMENTS (Cost $739,995,473)[7]	102.4%	$739,995,473

LIABILITIES IN EXCESS OF OTHER ASSETS	(2.4)	(17,560,018)

NET ASSETS	100.0%	$722,435,455

*	Percentages indicated are based on net assets.
[1]	Rate represents annualized discount yield at date of purchase.
[2]	Zero Coupon Bond.
[3]	Securities or partial securities on loan. See Note 5.
[4]	Floating Rate Bond. Rate shown is as of April 30, 2010.
[5]	Step Coupon Bond.
[6]	Government Guaranteed Corporate Notes are issued through the FDIC sponsored, Temporary Liquidity Government Guarantee Program.
[7]	Aggregate cost for federal tax purposes was $739,995,473.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2010 — (Unaudited)

AGENCY DIVERSIFICATION

On April 30, 2010, agency diversification of the Portfolio was as follows:

	% of
	Net Assets	Value

AGENCIES:
Federal Home Loan Bank	25.0%	$180,536,868
Federal National Mortgage Association	10.6	77,111,951
Federal Farm Credit Bank	5.5	39,536,946
Government Guaranteed Corporate	3.9	28,279,100
US Treasury Notes	1.4	10,041,975
Federal Home Loan Mortgage Corporation	0.8	5,487,115

TOTAL	47.2%	$340,993,955
REPURCHASE AGREEMENTS	52.5	379,620,000
INVESTMENTS OF SECURITY LENDING COLLATERAL	2.7	19,381,518

TOTAL INVESTMENTS	102.4%	$739,995,473

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2010 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — 97.3%
	Daily Variable/Floating Rate Notes — 24.9%
	California Pollution Control Financing Authority, Pollution Control Revenue, Refunding, ExxonMobil Corp. Project:
$500,000	0.20% due 12/1/12	$500,000
300,000	0.20% due 4/1/17	300,000
10,300,000	California State Department of Water Resources, Power Supply Revenue, Series B-2, (LOC: BNP Paribas),
	0.28% due 5/1/22	10,300,000
800,000	Connecticut State Health & Educational Facilities Authority Revenue, Edgehill Project, Series C, (LOC: KBC Bank NV),
	0.25% due 7/1/27	800,000
4,400,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series Y-3,
	0.24% due 7/1/35	4,400,000
3,130,000	Delaware County, Pennsylvania, Industrial Development Authority, Airport Facilities Revenue, United Parcel Service Project, DATES,
	0.24% due 12/1/15	3,130,000
2,200,000	East Baton Rouge Parish, Louisiana, Pollution Control Revenue, ExxonMobil Corp. Project,
	0.22% due 3/1/22	2,200,000
2,200,000	Farmington, New Mexico, Pollution Control Revenue, Arizona Public Service Co., Series A, (LOC: Barclays Bank PLC),
	0.27% due 5/1/24	2,200,000
1,000,000	Geisinger Authority, Pennsylvania, Health System Revenue, Series A, (SPA: Bank of America),
	0.25% due 5/15/35	1,000,000
3,260,000	Gloucester County, New Jersey, Industrial Pollution Control Financing Project Authority, Revenue, Refunding, ExxonMobil Corp.,
	0.19% due 1/1/22	3,260,000
	Gulf Coast Waste Disposal Authority, Texas, Pollution Control Revenue, Refunding, ExxonMobil Corp. Project:
1,400,000	0.22% due 6/1/20	1,400,000
3,410,000	0.22% due 10/1/24	3,410,000
4,400,000	Irvine Ranch, California, Water District, General Obligation Unlimited, Series A, (LOC: Landesbank Baden-Wurttemberg),
	0.31% due 7/1/35	4,400,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)
$100,000	Irvine, California, Improvement Board Act of 1915, Assessment District 00-18, Series A, (LOC: Bank of New York),
	0.25% due 9/2/26	$100,000
15,788,000	Kentucky Public Energy Authority, Gas Supply Revenue, Series A,
	0.24% due 8/1/16	15,788,000
970,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series A, DATES,
	0.22% due 11/1/14	970,000
2,500,000	Los Angeles, California, Regional Airports Improvement Corp., Lease Revenue, Sublease — Los Angeles International Airport, LAX Two Corp., (LOC: Societe Generale),
	0.25% due 12/1/25	2,500,000
5,315,000	Maine State Housing Authority, Mortgage Revenue, Series H, (SPA: KBC Bank NV),
	0.27% due 11/15/40	5,315,000
2,900,000	Massachusetts State Development Finance Agency, Revenue, Boston University, Series U-6A, (LOC: Bank of America),
	0.25% due 10/1/42	2,900,000
1,600,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series J-2,
	0.24% due 11/1/35	1,600,000
2,300,000	Massachusetts State Health and Educational Facilities Authority Revenue,Tufts University Project, Series N-1, (SPA: J.P. Morgan Chase),
	0.24% due 8/15/40	2,300,000
4,725,000	Massachusetts State Water Resource Authority, Revenue Bonds, Refunding, Subseries D, (LOC: Landesbank Baden - Wurttemberg),
	0.28% due 8/1/17	4,725,000
2,300,000	Massachusetts State, Central Artery, Series A, (SPA: Landesbank Baden-Wurttemberg),
	0.30% due 12/1/30	2,300,000
1,500,000	Michigan State University, Revenue Bond, Series A, (SPA: Wells Fargo Bank), 0.25% due 8/15/32	1,500,000
2,600,000	Mississippi Business Finance Corp, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series A,
	0.22% due 12/1/30	2,600,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)
$3,300,000	Mississippi Business Finance Corp., Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series B,
	0.22% due 12/1/30	$3,300,000
1,400,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, St. Louis University, Series A-1, (LOC: Wells Fargo Bank),
	0.24% due 10/1/35	1,400,000
3,400,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, Washington University, Series C, (SPA: J.P. Morgan Chase),
	0.27% due 9/1/30	3,400,000
2,150,000	Mobile County, Alabama, Industrial Development Authority, Pollution Control Revenue, ExxonMobil Project,
	0.22% due 7/15/32	2,150,000
2,250,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 3, Subseries 3-E, (SPA: Landesbank Baden-Wurttemberg),
	0.24% due 11/1/22	2,250,000
	New York City, New York, General Obligation Unlimited, Subseries A-5, (LOC: KBC Bank NV):
1,500,000	0.22% due 8/1/15	1,500,000
5,485,000	0.22% due 8/1/16	5,485,000
300,000	New York City, New York, General Obligation Unlimited, Subseries A-8, (LOC: J.P. Morgan Chase),
	0.22% due 8/1/18	300,000
	New York City, New York, General Obligation Unlimited, Subseries B-2, (LOC: J.P. Morgan Chase):
1,200,000	0.24% due 8/15/19	1,200,000
1,600,000	0.24% due 8/15/20	1,600,000
800,000	0.24% due 8/15/21	800,000
2,675,000	New York City, New York, General Obligation Unlimited, Subseries E-2, (LOC: J.P. Morgan Chase),
	0.24% due 8/1/20	2,675,000
3,000,000	New York City, New York, General Obligation Unlimited, Subseries J-4, (SPA: Bank of America N.A.),
	0.24% due 8/1/25	3,000,000
1,000,000	New York City, New York, General Obligation Unlimited, Subseries L-4, (LOC: U.S. Bank),
	0.28% due 4/1/38	1,000,000
4,400,000	New York City, New York, Metropolitan Transportation Authority Revenue, Series G, (LOC: BNP Paribas),
	0.23% due 11/1/26	4,400,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)
$11,615,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue, Series F, Subseries F-2, (SPA: Bayerische Landesbank),
	0.25% due 6/15/35	$11,615,000
300,000	Port Arthur, Texas, Navigation District Revenue, Refunding, Texaco Inc. Project,
	0.27% due 10/1/24	300,000
3,794,000	Texas Water Development Board Revenue, Series A, (SPA: J.P. Morgan Chase),
	0.24% due 7/15/19	3,794,000
1,000,000	University of California Regents Medical Center, Pooled Revenue, Series B-2, (SPA: Wells Fargo Bank N.A.),
	0.25% due 5/15/32	1,000,000
3,065,000	University of Michigan, Revenue Bond, Series A,
	0.24% due 4/1/38	3,065,000
4,300,000	Valdez, Alaska, Marine Terminal Revenue, ExxonMobil Corp. Pipeline Co. Project,
	0.22% due 10/1/25	4,300,000
2,600,000	Valdez, Alaska, Marine Terminal Revenue, ExxonMobil Corp. Project,
	0.22% due 12/1/29	2,600,000
1,900,000	Virginia College Building Authority, Virginia, Educational Facilities Revenue, 21st Century College, Series C, (SPA: Wachovia Bank),
	0.29% due 2/1/26	1,900,000

	Total Daily Variable/Floating Rate Notes (Cost $142,932,000)	142,932,000

	Weekly Variable/Floating Rate Notes — 72.4%
2,625,000	Baltimore, Maryland, Industrial Development Authority, Baltimore Capital Acquisition, (LOC: Bayerische Landesbank),
	0.37% due 8/1/16	2,625,000
5,605,000	Bexar County, Texas, Housing Finance Corp., Multi-Family Housing Revenue, AAMHA LLC Project, (FNMA Insured),
	0.30% due 12/15/25	5,605,000
2,400,000	Buncombe County, North Carolina, General Obligation Unlimited, Series B, (SPA: Wachovia Bank),
	0.40% due 12/1/24	2,400,000
2,000,000	California State Department of Water Resources, Power Supply Revenue, Series C-12, (LOC: Landesbank Hessen-Thuerigen),
	0.32% due 5/1/22	2,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)
$1,060,000	Cary, North Carolina, General Obligation Unlimited, Public Improvement, (SPA: Bank Of New York),
	0.28% due 6/1/27	$1,060,000
5,890,000	Charlotte, North Carolina, Certificate Participation, Central Yard Project, Series A, (SPA: Bank of America),
	0.33% due 3/1/25	5,890,000
3,955,000	Charlotte, North Carolina, Water & Sewer System Revenue, Refunding, Series C, (SPA: Bank of America),
	0.31% due 6/1/25	3,955,000
600,000	Chicago, Illinois, O’Hare International Airport Revenue, General Airport, 2nd Lien B, (LOC: Societe Generale),
	0.28% due 1/1/15	600,000
900,000	Colorado Educational & Cultural Facility Authority Revenue, Boulder Country Day School, (LOC: Wells Fargo Bank),
	0.40% due 9/1/24	900,000
700,000	Colorado Educational & Cultural Facility Authority Revenue, Regis Jesuit High School Project, (LOC: Wells Fargo Bank),
	0.30% due 12/1/33	700,000
5,210,000	Colorado Educational and Cultural Facilities Authority Revenue, Nature Conservancy Project A,
	0.30% due 7/1/27	5,210,000
6,555,000	Colorado Health Facilities Authority Revenue, Exempla, Inc., Series B, (LOC: U.S. Bank),
	0.31% due 1/1/33	6,555,000
8,110,000	Colorado Housing and Finance Authority, Revenue Bond, Class I, (LOC: 50% FNMA & 50% FHLMC),
	0.28% due 5/1/31	8,110,000
8,605,000	Colorado Housing and Finance Authority, Revenue Bonds, Class I, (SPA: FHLB),
	0.35% due 4/1/20	8,605,000
21,135,000	Colorado Springs, Colorado, Utilities Revenue, Sub Lien, Series A, (SPA: State Street Bank & Trust Co.),
	0.29% due 11/1/35	21,135,000
700,000	Concord, California, Multi-Family Mortgage Revenue, Arcadian, (FNMA Insured),
	0.35% due 7/15/18	700,000
4,555,000	Connecticut State General Obligations, Series B, (SPA: Bayerische Landesbank),
	0.27% due 5/15/14	4,555,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)
$12,100,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series T-2,
	0.28% due 7/1/29	$12,100,000
3,090,000	Durham, North Carolina, Water & Sewer Utility System Revenue, (SPA: Wachovia Bank),
	0.35% due 12/1/15	3,090,000
750,000	Englewood, Colorado, Multi-Family Housing Revenue, Refunding, Marks East Apartments, (FHLMC Insured),
	0.29% due 12/1/34	750,000
5,500,000	Englewood, Colorado, Multi-Family Housing Revenue, Refunding, Marks West Apartments, (FHLMC Insured),
	0.27% due 12/1/26	5,500,000
1,465,000	Franklin County, Ohio, Hospital Revenue, US Health Corp. Project, Series B, (LOC: U.S. Bank),
	0.28% due 12/1/20	1,465,000
1,085,000	Franklin County, Ohio, Hospital Revenue, US Health Corp. Project, Series C, (LOC: U.S. Bank),
	0.28% due 12/1/11	1,085,000
3,550,000	Georgia, Private Colleges and Universities Authority Revenue, Emory University,
	0.26% due 9/1/36	3,550,000
3,715,000	Guilford County, North Carolina, General Obligations Unlimited, Series B, (SPA: Branch Banking & Trust),
	0.29% due 4/1/27	3,715,000
1,813,000	Gwinnett County, Georgia, Development Authority Revenue, Civic & Cultural Center Project, (SPA: Landesbank Hessen-Thuerigen),
	0.29% due 9/1/31	1,813,000
4,000,000	Illinois Finance Authority Revenue, Alexian Brothers Health, (LOC: Bank One),
	0.31% due 4/1/35	4,000,000
9,800,000	JEA, Florida, Electric System Revenue, Series 3-A, (SPA: Barclays Bank PLC),
	0.32% due 10/1/36	9,800,000
656,000	Kern Water Bank Authority California Revenue, Series A, (LOC: Wells Fargo Bank),
	0.25% due 7/1/28	656,000
6,160,000	Los Angeles, California, Community Redevelopment Agency, Multi-Family Housing Revenue, MET Apartments, (FNMA Insured),
	0.29% due 12/15/24	6,160,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)
$114,936	Los Angeles, California, Multi-Family Housing Revenue, Series K, (LOC: FHLB),
	0.45% due 7/1/10	$114,936
9,610,000	Maryland State Community Development Administration, Housing & Community Development, Series J, (SPA: KBC Bank NV),
	0.32% due 9/1/31	9,610,000
4,985,000	Maryland State Health & Higher Educational Facilities Authority Revenue, John Hopkins University, Series B,
	0.28% due 7/1/27	4,985,000
1,795,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series I,
	0.27% due 11/1/28	1,795,000
2,610,000	Massachusetts State Health & Educational Facilities Authority Revenue, Boston University Project, Series H, (LOC: State Street Bank & Trust Co.),
	0.28% due 12/1/29	2,610,000
7,500,000	Massachusetts State Water Resource Authority, General Obligations, Series B, (LOC: Landesbank Hessen-Thuerigen),
	0.30% due 8/1/28	7,500,000
8,900,000	Mecklenburg County, North Carolina, Certificate Participation, (SPA: Branch Banking & Trust),
	0.30% due 2/1/26	8,900,000
	Mecklenburg County, North Carolina, General Obligations Unlimited, Public Improvement, Series C, (SPA: Bank of America):
1,100,000	0.30% due 2/1/11	1,100,000
1,000,000	0.30% due 2/1/17	1,000,000
1,100,000	0.30% due 2/1/19	1,100,000
1,100,000	0.30% due 2/1/20	1,100,000
5,945,000	Metropolitan Government, Nashville & Davidson County, Tennessee, Health & Educational Facilities Authority Revenue, Vanderbilt University, Series A-2,
	0.26% due 10/1/44	5,945,000
6,365,000	Michigan State, University Revenue, Series A, (SPA: Landesbank Hessen-Thuerigen),
	0.28% due 2/15/33	6,365,000
2,000,000	Michigan Strategic Fund Limited Obligation Revenue, Consumers Energy Co., (LOC: Wells Fargo Bank),
	0.28% due 4/15/18	2,000,000
2,825,000	Minneapolis, Minnesota, Multi-Family Housing Revenue, St. Hedwings Assisted Project, (LOC: Wells Fargo Bank),
	0.40% due 12/1/27	2,825,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)
$950,000	Minneapolis, Minnesota, Revenue Bonds, University Gateway Project, Series B, (SPA: Wells Fargo Bank),
	0.30% due 12/1/27	$950,000
1,825,000	Minneapolis, Minnesota, Revenue, Guthrie Theater Project, Series A, (LOC: Wells Fargo Bank),
	0.30% due 10/1/23	1,825,000
6,430,000	Minnesota State Higher Education Facilities Authority Revenue, Carleton College, Series 5G, (SPA: Wells Fargo Bank),
	0.28% due 11/1/29	6,430,000
10,000,000	Missouri State, Missouri, Health & Higher Educational Facilities Authority Revenue, BJC Health System, Series B, (SPA: U.S. Bank),
	0.25% due 5/15/38	10,000,000
805,000	Modesto, California, Multi-Family Housing Revenue, Shadowbrook Apartments, Series A, (FNMA Insured),
	0.31% due 5/15/31	805,000
11,020,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, (SPA: J.P. Morgan Chase),
	0.23% due 6/1/32	11,020,000
2,900,000	New Jersey State Educational Facilities Authority Revenue, Refunding, Institution For Advanced Study, Series B, (SPA: Wachovia Bank),
	0.25% due 7/1/31	2,900,000
6,200,000	New York City, New York, City Housing Development Corp., Multi-Family Rental Housing Revenue, 90 Washington Street, Series A, (FNMA Insured),
	0.27% due 2/15/35	6,200,000
5,100,000	New York City, New York, City Housing Development Corp., Multi-Family Rental Housing Revenue, Carnegie Park, Series A, (FNMA Insured),
	0.28% due 11/15/19	5,100,000
7,600,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax, Series A-1, (SPA: Westdeutsche Landesbank),
	0.31% due 11/15/28	7,600,000
6,300,000	New York State Housing Finance Agency Revenue, North End, Series A, (FNMA Insured),
	0.25% due 11/15/36	6,300,000
2,340,000	North Carolina Capital Facilities Finance Agency, Wake Forest University Project, Series A,
	0.28% due 1/1/20	2,340,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)
$3,400,000	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series A,
	0.23% due 6/1/27	$3,400,000
4,380,000	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series B,
	0.20% due 12/1/21	4,380,000
2,035,000	North Carolina Medical Care Commission, Health Systems Revenue, Catholic Health East, (LOC: JP Morgan Chase),
	0.30% due 11/15/28	2,035,000
1,000,000	North Carolina State, General Obligation Unlimited, Series C, (SPA: Bayerische Landesbank),
	0.28% due 6/1/19	1,000,000
3,490,000	Ohio State University, General Receipts, Series B,
	0.28% due 12/1/29	3,490,000
4,985,000	Ohio State, General Obligation Unlimited, Series C,
	0.28% due 6/15/26	4,985,000
8,600,000	Pennsylvania State Turnpike Commission Revenue, Multi-Modal, Series C, (LOC: Bank Of America),
	0.30% due 6/1/38	8,600,000
10,100,000	Pennsylvania State University, Revenue Bonds, Series A, (University Insured), (SPA: Westdeutsche Landesbank),
	0.28% due 3/1/32	10,100,000
9,950,000	Purdue University, Indiana, University Revenues, Student Facilities System, Series A,
	0.34% due 7/1/33	9,950,000
500,000	Purdue University, Indiana, University Revenues, Student Facilities System, Series C,
	0.28% due 7/1/32	500,000
569,000	Roseville, Minnesota, Commercial Development Revenue, Berger Transfers & Storage, Series F, (LOC: Wells Fargo Bank),
	0.40% due 12/1/15	569,000
9,955,000	South Carolina Transportation Infrastructure Bank Revenue, Refunding, (LOC: Branch Banking & Trust),
	0.30% due 10/1/31	9,955,000
11,295,000	South Dakota Housing Development Authority Revenue, Home Ownership Meeting, Series C-2, (SPA: Landesbank Hessen-Thuerigen),
	0.33% due 5/1/32	11,295,000
6,675,000	South Dakota Housing Development Authority, Revenue Bonds, Homeownership, Series D, (SPA: Landesbank Hessen-Thuerigen),
	0.33% due 11/1/31	6,675,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)
$10,245,000	Union County, North Carolina, General Obligation Unlimited, Series A, (SPA: Branch Banking & Trust),
	0.29% due 3/1/29	$10,245,000
3,865,000	University of North Carolina, Revenue Bonds, Series B,
	0.23% due 12/1/25	3,865,000
8,100,000	University of North Carolina, Revenue Bonds, Series C,
	0.28% due 12/1/25	8,100,000
	University of Texas, University Revenue, Financing System, Series B :
7,940,000	0.21% due 8/1/16	7,940,000
3,500,000	0.26% due 8/1/33	3,500,000
6,500,000	0.21% due 8/1/39	6,500,000
3,200,000	University of Texas, University Revenue, Refunding, Financing System, Series A,
	0.23% due 8/15/13	3,200,000
12,500,000	Washington State, Housing Finance Commission, Single Family Program, (SPA: State Street Bank & Trust Co.),
	0.29% due 6/1/48	12,500,000
6,955,000	Westminster, Colorado, Multi-Family Housing Revenue, Refunding, Warwick Station Apartments, (FHLMC Insured),
	0.29% due 12/1/23	6,955,000
1,125,000	Wisconsin State Health & Educational Facilities Authority Revenue, Goodwill Industries of North Central Wisconsin, (LOC: Wells Fargo Bank),
	0.30% due 11/1/25	1,125,000
4,215,000	Wisconsin State Health and Educational Facilities Authority Revenue, Aurora Health Care, Series A, (LOC : U.S. Bank NA),
	0.25% due 4/1/28	4,215,000
1,900,000	Wisconsin State Health and Educational Facilities Authority Revenue, University Of Wisconsin Medical Foundation, (LOC: J.P. Morgan Chase),
	0.33% due 5/1/30	1,900,000
9,545,000	Wyoming Community Development Authority, Wyoming, Revenue Bonds, Single Family Mortgage, Series A, (LOC: 50% FNMA & 50% FHLMC),
	0.27% due 12/1/35	9,545,000
6,000,000	Wyoming Community Development Authority, Wyoming, Revenue Bonds, Single Family Mortgage, Series B (LOC: 50% FNMA & 50% FHLMC),
	0.27% due 12/1/33	6,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Total Weekly Variable/Floating Rate Notes (Cost $415,232,936)	$415,232,936

	TOTAL VARIABLE/FLOATING RATE NOTES (Cost $558,164,936)	558,164,936

	FIXED RATE NOTES* — 2.6%
$5,000,000	New Jersey State, Tax & Revenue Anticipation Notes,
	2.50% due 6/24/10	5,014,594
5,000,000	Oregon State, Tax Anticipation Notes, General Obligation Unlimited,
	2.50% due 6/30/10	5,016,585
5,000,000	Texas State, Tax & Revenue Anticipation Notes,
	2.50% due 8/31/10	5,034,438

	TOTAL FIXED RATE NOTES (Cost $15,065,617)	15,065,617

TOTAL INVESTMENTS (Cost $573,230,553)[2]	99.9%	$573,230,553
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	323,242

NET ASSETS	100.0%	$573,553,795

*	Percentages indicated are based on net assets.
[1]	Demand Security; payable upon demand by the Fund with usually no more than thirty (30) calendar day’s notice. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.
[2]	Aggregate cost for federal tax purposes was $573,230,553.
Abbreviations:
DATES — Daily Adjustable Tax-Exempt Securities
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
LOC — Letter of Credit
SPA — Stand-By Purchase Agreement

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2010 — (Unaudited)

COUPON TYPE

On April 30, 2010, coupon type of the Portfolio was as follows:
	% of
	Net Assets	Value

COUPON TYPE:
Variable/Floating Rate Notes	97.3%	$558,164,936
Fixed Rate Notes	2.6	15,065,617

TOTAL INVESTMENTS	99.9%	$573,230,553

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2010 — (Unaudited)

Face
Amount		Value

AGENCY NOTES* — 6.6%
	Federal Home Loan Bank — 6.6%
$7,000,000	3.375% due 2/27/13[1]	$7,340,991
16,500,000	3.625% due 10/18/13[1]	17,440,038

		24,781,029

	TOTAL AGENCY NOTES (Cost $24,310,524)	24,781,029

MORTGAGE-BACKED SECURITIES*,2 — 24.3%
	Federal Home Loan Mortgage Corporation — 4.9%
3,199	# G00807, 9.50% due 3/1/21	3,400
2,370,290	# G12342, 5.50% due 8/1/21	2,551,995
692,329	# J03604, 5.50% due 10/1/21	743,239
410,223	# J03649, 5.50% due 10/1/21	440,389
974,001	# G12442, 6.00% due 11/1/21	1,051,254
1,584,795	# J03536, 5.50% due 11/1/21	1,701,332
747,535	# G18163, 5.50% due 1/1/22	802,505
2,913,036	# G13396, 5.50% due 12/1/23	3,120,417
120,072	# D78677, 8.00% due 3/1/27	138,158
48,675	# D84894, 8.00% due 12/1/27	56,033
903,444	# C00742, 6.50% due 4/1/29	994,682
594,192	# A57845, 7.00% due 2/1/37	656,666
2,450,267	# A68937, 6.00% due 11/1/37	2,626,891
1,095,154	# A68332, 5.50% due 11/1/37	1,158,246
2,517,919	# A70446, 5.00% due 12/1/37	2,614,623

		18,659,830

	Federal National Mortgage Association — 10.3%
877	# 313815, 6.50% due 1/1/11	893
44,728	# 535729, 6.50% due 2/1/16	48,247
41,680	# 535962, 6.50% due 5/1/16	44,959
21,734	# 595134, 6.50% due 7/1/16	23,443
171,651	# 596498, 6.00% due 7/1/16	185,265
24,573	# 608777, 6.50% due 10/1/16	26,506
372,987	# 625990, 5.50% due 12/1/16	400,822
45,752	# 643340, 6.50% due 3/1/17	49,479
85,485	# 555016, 6.50% due 10/1/17	92,209
787,168	# 686230, 5.50% due 2/1/18	847,881
875,316	# 254685, 5.00% due 4/1/18	929,549
860,195	# 740449, 5.50% due 9/1/18	926,540
793,601	# 768557, 5.50% due 2/1/19	854,810
268,141	# 255159, 5.50% due 3/1/19	288,822
7,181	# 313796, 9.50% due 2/1/21	7,976
6,565	# 125275, 7.00% due 3/1/24	7,310
35,881	# 313795, 9.50% due 1/1/25	41,379

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Face
Amount		Value

MORTGAGE-BACKED SECURITIES*,2 — (Continued)
	Federal National Mortgage Association — (Continued)
$129,883	# 373328, 8.00% due 3/1/27	$150,245
142,719	# 390895, 8.00% due 6/1/27	165,094
50,541	# 395715, 8.00% due 8/1/27	58,465
209,945	# 397602, 8.00% due 8/1/27	242,860
30,636	# 405845, 8.00% due 11/1/27	35,439
7,700	# 499335, 6.50% due 8/1/29	8,483
25,662	# 252806, 7.50% due 10/1/29	28,977
1,396	# 523497, 7.50% due 11/1/29	1,577
10,816	# 588945, 7.00% due 6/1/31	12,102
239,415	# 607862, 7.00% due 9/1/31	267,874
26,220	# 624571, 7.00% due 3/1/32	29,344
48,542	# 656872, 6.50% due 8/1/32	53,483
22,255	# 687575, 7.00% due 2/1/33	24,796
2,618,364	# 789856, 6.00% due 8/1/34	2,823,933
622,282	# 820811, 6.00% due 4/1/35	665,887
1,462,271	# 829202, 5.00% due 7/1/35	1,521,859
1,386,347	# 826586, 5.00% due 8/1/35	1,442,840
658,345	# 867021, 7.00% due 3/1/36	727,735
343,059	# 256216, 7.00% due 4/1/36	379,218
2,225,661	# 898412, 5.00% due 10/1/36	2,310,793
976,839	# 910894, 5.00% due 2/1/37	1,013,287
928,759	# 912456, 6.50% due 3/1/37	1,006,455
2,222,025	# 939512, 5.00% due 6/1/37	2,304,934
3,100,630	# 959877, 5.00% due 11/1/37	3,216,322
7,052,631	#973241, 5.00% due 3/1/38	7,311,375
4,899,530	# 975593, 5.00% due 6/1/38	5,079,281
3,155,824	# 257573, 5.50% due 2/1/39	3,328,263

		38,987,011

	Government National Mortgage Association — 9.1%
16,783	# 460389, 7.00% due 5/15/28	18,821
25,806	# 464049, 7.00% due 7/15/28	28,940
46,943	# 476259, 7.00% due 8/15/28	52,644
25,446	# 496632, 7.00% due 12/15/28	28,536
62,715	# 539971, 7.00% due 1/15/31	70,441
14,609	# 485264, 7.50% due 2/15/31	16,546
21,635	# 556417, 7.00% due 6/15/31	24,300
50,985	# 559304, 7.00% due 9/15/31	57,266
98,628	# 570289, 7.00% due 1/15/32	110,817
164,100	# 574687, 6.00% due 4/15/34	177,684
1,323,040	# 652486, 5.50% due 4/15/36	1,410,319
2,909,373	# 651859, 5.00% due 6/15/36	3,044,204
1,950,746	# 782150, 5.50% due 4/15/37	2,080,716

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Face
Amount		Value

MORTGAGE-BACKED SECURITIES*,2 — (Continued)
	Government National Mortgage Association — (Continued)
$2,287,705	# 608508, 6.00% due 8/15/37	$2,457,782
502,608	# 662521, 6.00% due 8/15/37	539,974
1,486,303	# 677545, 6.00% due 11/15/37	1,596,800
2,254,567	# 676291, 6.00% due 12/15/37	2,422,180
666,868	# 678831, 5.00% due 1/15/38	696,939
2,378,612	# 685836, 5.50% due 4/15/38	2,529,951
6,521,319	# 698235, 5.00% due 6/15/39	6,815,390
9,841,071	# 716655, 5.00% due 8/15/39	10,284,841

		34,465,091

	TOTAL MORTGAGE-BACKED SECURITIES (Cost $87,972,866)	92,111,932

GOVERNMENT GUARANTEED CORPORATE NOTES*,3 — 4.9%
5,000,000	Bank of America Corp., 2.10% due 4/30/12	5,095,920
5,000,000	Morgan Stanley, 2.25% due 3/13/12[1]	5,117,160
5,000,000	Morgan Stanley, 3.25% due 12/1/11	5,180,950
3,000,000	PNC Funding Corp., 2.30% due 6/22/12	3,073,569

		18,467,599

	TOTAL GOVERNMENT GUARANTEED CORPORATE NOTES (Cost $18,056,495)	18,467,599

CORPORATE NOTES* — 48.1%
4,000,000	Bear Stearns Cos. LLC, 6.40% due 10/2/17	4,425,276
15,000,000	BP Capital Markets PLC, 5.25% due 11/7/13	16,560,195
5,000,000	Chevron Corp., 3.95% due 3/3/14[1]	5,322,435
7,000,000	General Electric Capital Corp., 5.875% due 2/15/12	7,516,432
6,000,000	General Electric Capital Corp., 5.625% due 5/1/18	6,357,600
8,250,000	Goldman Sachs Group, Inc., 5.125% due 1/15/15[1]	8,521,920
7,000,000	Goldman Sachs Group, Inc., 5.95% due 1/18/18[1]	7,180,313
9,000,000	Hewlett-Packard Co., 6.125% due 3/1/14	10,228,833

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Face
Amount		Value

CORPORATE NOTES* — (Continued)
$4,650,000	Honeywell International, Inc., 5.00% due 2/15/19	$4,952,097
10,000,000	IBM Corp., 8.375% due 11/1/19	13,165,990
10,000,000	Johnson & Johnson, 5.55% due 8/15/17[1]	11,251,940
10,200,000	JPMorgan Chase & Co., 5.15% due 10/1/15	10,897,660
12,372,000	Oracle Corp., 5.75% due 4/15/18	13,824,745
11,850,000	PepsiCo, Inc., 7.90% due 11/1/18	14,947,578
4,000,000	Shell International Finance BV, 4.00% due 3/21/14	4,238,440
8,000,000	Shell International Finance BV, 4.30% due 9/22/19	8,091,520
7,000,000	United Technologies Corp., 4.875% due 5/1/15	7,675,066
2,285,000	United Technologies Corp., 6.125% due 2/1/19	2,619,565
9,000,000	Wal-Mart Stores, Inc., 5.80% due 2/15/18	10,245,528
13,000,000	Wells Fargo & Co., 5.25% due 10/23/12	14,002,079

	TOTAL CORPORATE NOTES (Cost $172,532,017)	182,025,212

US TREASURY NOTES/BONDS* — 13.9%
6,000,000	U.S. Treasury Bond, 7.875% due 2/15/21	8,173,128
7,100,000	U.S. Treasury Bond, 6.125% due 8/15/29	8,750,750
1,800,000	U.S. Treasury Bond, 5.00% due 5/15/37[1]	1,951,312
2,000,000	U.S. Treasury Bond, 4.375% due 2/15/38	1,959,688
9,440,640	U.S. Treasury Inflation Indexed Bonds (TIPS), 1.875% due 7/15/13	10,060,182
4,417,614	U.S. Treasury Inflation Indexed Bonds (TIPS), 1.625% due 1/15/18	4,621,584
2,300,000	U.S. Treasury Note, 2.75% due 2/28/13	2,386,429
7,000,000	U.S. Treasury Note, 4.00% due 2/15/14[1]	7,548,513

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Face
Amount		Value

US TREASURY NOTES/BONDS* — (Continued)
$7,100,000	U.S. Treasury Note, 2.625% due 6/30/14	$7,253,090

	TOTAL US TREASURY NOTES/BONDS (Cost $50,645,701)	52,704,676

REPURCHASE AGREEMENTS* — 1.3%
5,000,000	With Bank of America Corp., dated 4/30/10, 0.160%, principal and interest in the amount of $5,000,067 due 5/3/10, (collateralized by a U.S. Treasury Note with a par value of $5,032,900, coupon rate of 1.500%, due 7/15/12, market value of $5,106,682)	5,000,000

With State Street Bank and Trust Co., dated 4/30/10, 0.01%, principal and interest in the amount of $37,396, due 5/3/10, (collateralized by a FNR security with a par value of $41,255, coupon rate of 4.000%, due

37,396	11/25/39, market value of $42,601)	37,396

	TOTAL REPURCHASE AGREEMENTS (Cost $5,037,396)	5,037,396

INVESTMENT OF SECURITY LENDING COLLATERAL* — 6.3%
23,938,103	State Street Navigator Securities Lending Prime Portfolio	23,938,103

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $23,938,103)	23,938,103

TOTAL INVESTMENTS (Cost $382,493,102)[4]	105.4%	$399,065,947
LIABILITIES IN EXCESS OF OTHER ASSETS	(5.4)	(20,418,576)

NET ASSETS	100.0%	$378,647,371

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 5.
[2]	Represents current face amount at April 30, 2010.
[3]	Government Guaranteed Corporate Notes are issued through the FDIC sponsored, Temporary Liquidity Government Guarantee Program.
[4]	Aggregate cost for federal tax purposes was $382,493,102.
Abbreviations:
FNR — Federal National Mortgage Association REMIC
TIPS — Treasury Inflation Protected Security

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2010 — (Unaudited)

SECTOR DIVERSIFICATION

On April 30, 2010, sector diversification of the Portfolio was as follows:

	% of
	Net Assets	Value

SECTOR:
Corporate	48.1%	$182,025,212
US Treasury Bills	13.9	52,704,676
Federal National Mortgage Association	10.3	38,987,011
Government National Mortgage Association	9.1	34,465,091
Federal Home Loan Bank	6.6	24,781,029
Federal Home Loan Mortgage Corporation	4.9	18,659,830
Government Guaranteed Corporate	4.9	18,467,599

TOTAL	97.8%	$370,090,448
REPURCHASE AGREEMENTS	1.3	5,037,396
INVESTMENTS OF SECURITY LENDING COLLATERAL	6.3	23,938,103

TOTAL INVESTMENTS	105.4%	$399,065,947

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.8%
	Aerospace & Defense — 4.8%
79,270	Honeywell International, Inc.	$3,762,947
30,155	Precision Castparts Corp.	3,870,093

		7,633,040

	Biotechnology — 1.1%
45,100	Gilead Sciences, Inc.[1]	1,789,117

	Capital Markets — 5.8%
137,540	Charles Schwab Corp. (The)	2,653,147
21,425	Franklin Resources, Inc.	2,477,587
28,230	Goldman Sachs Group, Inc.	4,098,996

		9,229,730

	Chemicals — 0.5%
9,610	Praxair, Inc.	805,030

	Commercial Banks — 2.0%
95,010	Wells Fargo & Co.	3,145,781

	Communications Equipment — 3.0%
174,000	Cisco Systems, Inc.[1]	4,684,080

	Computers & Peripherals — 3.3%
19,720	Apple, Inc.[1]	5,149,286

	Consumer Finance — 2.3%
77,870	American Express Co.	3,591,364

	Diversified Consumer Services — 2.2%
35,170	ITT Educational Services, Inc.[1]	3,556,742

	Diversified Financial Services — 4.7%
15,450	IntercontinentalExchange, Inc.[1]	1,801,933
131,715	JPMorgan Chase & Co.	5,608,425

		7,410,358

	Electrical Equipment — 4.0%
63,640	Cooper Industries PLC	3,124,724
60,500	Emerson Electric Co.	3,159,915

		6,284,639

	Electronic Equipment, Instruments & Components — 3.4%
74,320	Amphenol Corp. — Class A	3,434,327
65,950	Flir Systems, Inc.[1]	2,017,411

		5,451,738

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Energy Equipment & Services — 4.0%
79,635	Halliburton Co.	$2,440,813
53,300	Schlumberger, Ltd.	3,806,686

		6,247,499

	Food & Staples Retailing — 1.7%
85,450	SYSCO Corp.	2,695,093

	Food Products — 4.4%
77,900	HJ Heinz Co.	3,651,173
58,700	Kellogg Co.	3,224,978

		6,876,151

	Health Care Equipment & Supplies — 3.7%
41,700	Baxter International, Inc.	1,969,074
69,100	Varian Medical Systems, Inc.[1]	3,895,858

		5,864,932

	Health Care Providers & Services — 1.7%
34,300	Laboratory Corp. of America Holdings[1]	2,694,951

	Household Products — 3.7%
35,830	Colgate-Palmolive Co.	3,013,303
47,200	Energizer Holdings, Inc.[1]	2,883,920

		5,897,223

	Industrial Conglomerates — 2.4%
141,240	McDermott International, Inc.[1]	3,871,388

	Insurance — 1.7%
133,300	Progressive Corp. (The)	2,677,997

	IT Services — 3.0%
72,000	Accenture PLC - Class A	3,142,080
50,600	Paychex, Inc.	1,548,360

		4,690,440

	Life Sciences Tools & Services — 2.5%
54,570	Waters Corp.[1]	3,928,494

	Machinery — 1.1%
32,920	Illinois Tool Works, Inc.	1,682,212

	Media — 3.6%
89,330	McGraw-Hill Cos. (The), Inc.	3,012,208
64,040	Omnicom Group, Inc.	2,731,946

		5,744,154

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Metals & Mining — 2.4%
14,750	BHP Billiton Ltd. ADR	$1,073,653
60,125	Nucor Corp.	2,724,865

		3,798,518

	Multi-line Retail — 1.4%
53,790	Nordstrom, Inc.	2,223,141

	Oil, Gas & Consumable Fuels — 6.7%
59,340	Chevron Corp.	4,832,650
29,595	EOG Resources, Inc.	3,318,191
116,905	Valero Energy Corp.	2,430,455

		10,581,296

	Pharmaceuticals — 2.4%
74,920	Abbott Laboratories	3,832,907

	Road & Rail — 1.4%
51,300	Landstar System, Inc.	2,268,486

	Semiconductors & Semiconductor Equipment — 4.2%
217,920	Intel Corp.	4,975,114
40,360	Lam Research Corp.[1]	1,636,598

		6,611,712

	Software — 6.3%
174,705	Microsoft Corp.	5,335,490
178,820	Oracle Corp.	4,620,709

		9,956,199

	Textiles, Apparel & Luxury Goods — 2.7%
100,475	Coach, Inc.	4,194,831

	Trading Companies & Distributors — 1.7%
23,960	WW Grainger, Inc.	2,648,538

	TOTAL COMMON STOCKS (Cost $131,324,562)	157,717,067

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Face
Amount		Value

REPURCHASE AGREEMENT* — 0.3%
$479,451	With State Street Bank and Trust Co., dated 4/30/10, 0.01%, principal and interest in the amount of $479,451, due 5/3/10, (collateralized by a FNR security with a par value of $476,724, coupon rate of 4.000% due 11/25/39, market value of $492,277	$479,451

	TOTAL REPURCHASE AGREEMENT (Cost $479,451)	479,451

TOTAL INVESTMENTS (Cost $131,804,013)[2]	100.1%	$158,196,518

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(148,442)

NET ASSETS	100.0%	$158,048,076

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $132,124,200.
Abbreviations:
ADR — American Depositary Receipt
FNR — Federal National Mortgage Association REMIC

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2010 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2010, industry diversification of the Portfolio was as follows:

	% of
	Net Assets	Value

INDUSTRIES:
Oil, Gas & Consumable Fuels	6.7%	$10,581,296
Software	6.3	9,956,199
Capital Markets	5.8	9,229,730
Aerospace & Defense	4.8	7,633,040
Diversified Financial Services	4.7	7,410,358
Food Products	4.4	6,876,151

Semiconductors & Semiconductor Equipment	4.2	6,611,712
Electrical Equipment	4.0	6,284,639
Energy Equipment & Services	4.0	6,247,499
Household Products	3.7	5,897,223
Health Care Equipment & Supplies	3.7	5,864,932
Media	3.6	5,744,154
Electronic Equipment, Instruments & Components	3.4	5,451,738
Computers & Peripherals	3.3	5,149,286
IT Services	3.0	4,690,440
Communications Equipment	3.0	4,684,080
Textiles, Apparel & Luxury Goods	2.7	4,194,831
Life Sciences Tools & Services	2.5	3,928,494
Industrial Conglomerates	2.4	3,871,388
Pharmaceuticals	2.4	3,832,907
Metals & Mining	2.4	3,798,518
Consumer Finance	2.3	3,591,364
Diversified Consumer Services	2.2	3,556,742
Commercial Banks	2.0	3,145,781
Food & Staples Retailing	1.7	2,695,093
Health Care Providers & Services	1.7	2,694,951
Insurance	1.7	2,677,997
Trading Companies & Distributors	1.7	2,648,538
Road & Rail	1.4	2,268,486
Multi-line Retail	1.4	2,223,141
Biotechnology	1.1	1,789,117
Machinery	1.1	1,682,212
Chemicals	0.5	805,030

TOTAL COMMON STOCKS	99.8%	$157,717,067

REPURCHASE AGREEMENTS	0.3	479,451

TOTAL INVESTMENTS	100.1%	$158,196,518

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — 98.4%
	Aerospace & Defense — 2.7%
81,017	BE Aerospace, Inc.[1]	$2,407,015
27,095	Teledyne Technologies, Inc.[1]	1,181,342

		3,588,357

	Airlines — 1.6%
137,482	AirTran Holdings, Inc.[1]	725,905
186,523	Hawaiian Holdings, Inc.[1,2]	1,324,313

		2,050,218

	Apparel Retailers — 2.1%
24,383	Citi Trends, Inc.[1,2]	817,806
20,723	Lululemon Athletica, Inc.[1,2]	779,599
230,421	Wet Seal, Inc. (The) - Class A1,2	1,089,891

		2,687,296

	Banking — 8.2%
27,924	Bank of Hawaii Corp.	1,476,621
30,843	City Holding Co.	1,080,739
99,316	Flushing Financial Corp.	1,351,691
62,550	Glacier Bancorp, Inc.	1,156,550
20,095	IBERIABANK Corp.	1,238,656
32,081	Lakeland Financial Corp.	669,210
41,070	Renasant Corp.	678,887
24,632	Signature Bank[1]	994,640
22,954	SVB Financial Group[1,2]	1,130,025
89,076	Wilshire Bancorp, Inc.	967,365

		10,744,384

	Basic Industry — 1.2%
26,465	Silgan Holdings, Inc.	1,596,634

	Beverages, Food & Tobacco — 1.1%
37,891	American Italian Pasta Co. - Class A1,2	1,486,464

	Chemicals — 4.9%
60,964	A Schulman, Inc.	1,585,674
25,652	Koppers Holdings, Inc.	722,617
57,986	LSB Industries, Inc.[1,2]	1,029,831
14,101	NewMarket Corp.	1,551,110
89,616	Solutia, Inc.[1]	1,577,241

		6,466,473

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Coal — 2.6%
272,024	International Coal Group, Inc.[1,2]	$1,433,566
105,456	James River Coal Co.[1,2]	1,984,682

		3,418,248

	Commercial Services — 3.1%
49,650	Bridgepoint Education, Inc.[1]	1,276,502
41,998	Coinstar, Inc.[1,2]	1,863,031
58,944	Corinthian Colleges, Inc.[1,2]	920,705

		4,060,238

	Communications — 3.1%
45,458	Comtech Telecommunications Corp.[1,2]	1,420,108
158,041	Harmonic, Inc.[1]	1,081,000
77,535	Syniverse Holdings, Inc.[1]	1,556,903

		4,058,011

	Computer Software & Processing — 5.3%
65,448	Interactive Intelligence, Inc.[1,2]	1,293,907
47,036	NCI, Inc. - Class A1,2	1,336,293
59,374	Net 1 UEPS Technologies, Inc.[1,2]	973,733
169,484	SonicWALL, Inc.[1]	1,716,873
69,953	Sykes Enterprises, Inc.[1]	1,590,032

		6,910,838

	Electrical Equipment — 2.4%
51,940	EnerSys[1]	1,344,207
106,573	GrafTech International, Ltd.[1,2]	1,796,821

		3,141,028

	Electronics — 5.4%
139,084	Fairchild Semiconductor International, Inc.[1]	1,560,522
80,625	Oplink Communications, Inc.[1]	1,218,244
147,767	Pericom Semiconductor Corp.[1]	1,725,919
67,003	Skyworks Solutions, Inc.[1]	1,128,330
181,713	TriQuint Semiconductor, Inc.[1]	1,370,116

		7,003,131

	Entertainment & Leisure — 3.2%
78,655	Cinemark Holdings, Inc.	1,436,240
27,142	DreamWorks Animation SKG, Inc. - Class A1	1,077,266
33,896	WMS Industries, Inc.[1]	1,695,478

		4,208,984

	Financial Services — 1.1%
41,837	Evercore Partners, Inc. - Class A	1,499,438

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Forest Products & Paper — 1.2%
30,083	Rock-Tenn Co. - Class A	$1,552,283

	Health Care — 1.4%
88,953	CryoLife, Inc.[1,2]	543,503
24,181	Emergency Medical Services[1]	1,278,691

		1,822,194

	Health Care Providers — 8.2%
19,865	Amedisys, Inc.[1,2]	1,143,827
46,213	Genoptix, Inc.[1,2]	1,787,981
29,572	Magellan Health Services, Inc.[1]	1,248,234
25,292	Mednax, Inc.[1]	1,389,542
31,954	MWI Veterinary Supply, Inc.[1,2]	1,340,470
86,983	Psychiatric Solutions, Inc.[1]	2,798,243
34,051	RehabCare Group, Inc.[1]	971,135

		10,679,432

	Heavy Machinery — 3.0%
73,284	Harbin Electric, Inc.[1,2]	1,605,652
73,654	Woodward Governor Co.	2,360,611

		3,966,263

	Home Construction, Furnishings & Appliances — 0.9%
23,006	Tupperware Brands Corp.	1,174,916

	Industrial — 3.5%
40,590	Crane Co.	1,458,805
28,663	Gardner Denver, Inc.	1,441,462
26,766	Middleby Corp. (The)[1]	1,635,938

		4,536,205

	Insurance — 3.2%
81,651	Amtrust Financial Services, Inc.	1,112,903
107,331	Meadowbrook Insurance Group, Inc.	847,915
23,799	Platinum Underwriters Holdings, Ltd.	885,561
21,837	ProAssurance Corp.[1,2]	1,330,965

		4,177,344

	Medical Supplies — 3.3%
67,566	Hanger Orthopedic Group, Inc.[1]	1,259,430
39,109	ICU Medical, Inc.[1,2]	1,392,672
38,117	Veeco Instruments, Inc.[1,2]	1,676,767

		4,328,869

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Oil & Gas — 3.6%
36,058	Arena Resources, Inc.[1]	$1,331,622
58,474	ATP Oil & Gas Corp.[1,2]	1,067,735
51,940	Berry Petroleum Co. - Class A	1,681,298
24,487	Vectren Corp.	612,420

		4,693,075

	Pharmaceuticals — 1.1%
63,661	Cubist Pharmaceuticals, Inc.[1,2]	1,427,280

	Real Estate Investment Trusts — 5.6%
60,630	BioMed Realty Trust, Inc.	1,122,261
138,055	Brandywine Realty Trust	1,758,821
93,673	DiamondRock Hospitality Co.[1]	1,029,466
53,871	DuPont Fabros Technology, Inc.	1,194,320
31,398	Entertainment Properties Trust	1,372,721
126,211	Glimcher Realty Trust	859,497

		7,337,086

	Restaurants — 0.8%
45,289	Jack In The Box, Inc.[1,2]	1,065,197

	Retailers — 4.6%
45,861	Big 5 Sporting Goods Corp.	777,344
28,714	Fossil, Inc.[1]	1,116,975
93,505	hhgregg, Inc.[1,2]	2,677,048
33,578	Jo-Ann Stores, Inc.[1,2]	1,481,461

		6,052,828

	Technology — 1.8%
31,664	Digital River, Inc.[1,2]	884,692
40,713	MICROS Systems, Inc.[1,2]	1,512,895

		2,397,587

	Telecommunications — 4.3%
14,646	Atlantic Tele-Network, Inc.	808,166
54,644	GeoEye, Inc.[1]	1,557,354
36,564	j2 Global Communications, Inc.[1,2]	880,461
104,560	MasTec, Inc.[1,2]	1,308,046
151,192	TeleCommunication Systems, Inc. - Class A1,2	1,044,737

		5,598,764

	Telephone Systems — 1.6%
255,566	Brightpoint, Inc.[1]	2,067,529

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Shares/
Face Amount		Value

COMMON STOCKS* — (Continued)
	Textiles, Clothing & Fabrics — 2.3%
8,025	Deckers Outdoor Corp.[1]	$1,128,155
29,002	Phillips-Van Heusen Corp.	1,827,416

		2,955,571

	TOTAL COMMON STOCKS (Cost $103,241,184)	128,752,165

REPURCHASE AGREEMENT* — 1.6%
$2,098,074	With State Street Bank and Trust Co., dated 4/30/10, 0.01%, principal and interest in the amount of $2,098,075, due 5/3/10, (collateralized by a FNR security with a par value of $2,076,501, coupon rate of 4.000%, due 11/25/39, market value of $2,144,244)	2,098,074

	TOTAL REPURCHASE AGREEMENT (Cost $2,098,074)	2,098,074

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 24.5%
32,076,001	State Street Navigator Securities Lending Prime Portfolio	32,076,001

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $32,076,001)	32,076,001

TOTAL INVESTMENTS (Cost $137,415,259)[3]	124.5%	$162,926,240
LIABILITIES IN EXCESS OF OTHER ASSETS	(24.5)	(32,010,089)

NET ASSETS	100.0%	$130,916,151

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 5.
[3]	Aggregate cost for federal tax purposes was $137,882,872.
Abbreviations:
FNR — Federal National Mortgage Association REMIC

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2010 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2010, industry diversification of the Portfolio was as follows:

	% of
	Net Assets	Value

INDUSTRIES:
Banking	8.2%	$10,744,384
Health Care Providers	8.2	10,679,432
Real Estate Investment Trusts	5.6	7,337,086
Electronics	5.4	7,003,131
Computer Software & Processing	5.3	6,910,838
Chemicals	4.9	6,466,473
Retailers	4.6	6,052,828
Telecommunications	4.3	5,598,764
Oil & Gas	3.6	4,693,075
Industrial	3.5	4,536,205
Medical Supplies	3.3	4,328,869
Entertainment & Leisure	3.2	4,208,984
Insurance	3.2	4,177,344
Commercial Services	3.1	4,060,238
Communications	3.1	4,058,011
Heavy Machinery	3.0	3,966,263
Aerospace & Defense	2.7	3,588,357
Coal	2.6	3,418,248
Electrical Equipment	2.4	3,141,028
Textiles, Clothing & Fabrics	2.3	2,955,571
Apparel Retailers	2.1	2,687,296
Technology	1.8	2,397,587
Telephone Systems	1.6	2,067,529
Airlines	1.6	2,050,218
Health Care	1.4	1,822,194
Basic Industry	1.2	1,596,634
Forest Products & Paper	1.2	1,552,283
Financial Services	1.1	1,499,438
Beverages, Food & Tobacco	1.1	1,486,464
Pharmaceuticals	1.1	1,427,280
Home Construction, Furnishings & Appliances	0.9	1,174,916
Restaurants	0.8	1,065,197

TOTAL COMMON STOCKS	98.4%	$128,752,165
REPURCHASE AGREEMENTS	1.6	2,098,074
INVESTMENTS OF SECURITY LENDING COLLATERAL	24.5	32,076,001

TOTAL INVESTMENTS	124.5%	$162,926,240

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — 98.9%
	Aerospace & Defense — 1.9%
14,220	Raytheon Co.	$829,026

	Apparel Retailers — 1.0%
10,840	Coach, Inc.[1]	452,570

	Banking — 13.0%
25,465	Capital One Financial Corp.	1,105,436
24,229	Comerica, Inc.	1,017,618
76,260	Discover Financial Services	1,178,980
105,765	KeyCorp	954,000
11,690	M&T Bank Corp.	1,021,121
51,895	Marshall & Ilsley Corp.	472,244

		5,749,399

	Beverages, Food & Tobacco — 1.5%
23,175	Archer-Daniels-Midland Co.	647,509

	Building Materials — 3.3%
34,340	Lowe’s Cos., Inc.	931,301
8,870	Vulcan Materials Co.	508,073

		1,439,374

	Chemicals — 1.5%
22,100	Dow Chemical Co. (The)	681,343

	Commercial Services — 2.9%
22,275	Cintas Corp.	606,994
14,440	Jacobs Engineering Group, Inc.[1,2]	696,297

		1,303,291

	Communications — 1.8%
15,620	Harris Corp.	804,118

	Computers & Information — 1.0%
27,910	Dell, Inc.[2]	451,584

	Electric Utilities — 1.0%
17,420	Ameren Corp.	452,223

	Electronics — 2.5%
53,010	MEMC Electronic Materials, Inc.[1,2]	687,540
14,520	Microchip Technology, Inc.	424,129

		1,111,669

	Financial Services — 9.2%
48,270	Bank of America Corp.	860,654
34,350	Legg Mason, Inc.	1,088,552

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Financial Services — (Continued)
20,410	Morgan Stanley	$616,790
28,900	Nasdaq Stock Market, Inc. (The)[1,2]	606,900
27,905	NYSE Euronext	910,540

		4,083,436

	Heavy Machinery — 8.2%
13,895	Caterpillar, Inc.	946,110
26,120	National Oilwell Varco, Inc.	1,150,064
11,955	Parker Hannifin Corp.	827,047
11,230	Rockwell Automation, Inc.	681,886

		3,605,107

	Home Construction, Furnishings & Appliances — 1.0%
27,040	Newell Rubbermaid, Inc.	461,573

	Household Products — 2.1%
17,755	Fortune Brands, Inc.	930,717

	Insurance — 7.4%
12,980	Allstate Corp. (The)	424,057
15,025	Cincinnati Financial Corp.	426,710
38,840	Hartford Financial Services Group, Inc. (The)	1,109,659
16,306	Torchmark Corp.	873,023
14,420	UnitedHealth Group, Inc.	437,070

		3,270,519

	Lodging — 1.0%
8,425	Starwood Hotels & Resorts Worldwide, Inc.	459,247

	Media - Broadcasting & Publishing — 1.0%
13,025	McGraw-Hill Cos. (The), Inc.	439,203

	Medical Supplies — 0.9%
5,385	Becton Dickinson & Co.	411,252

	Metals & Mining — 3.8%
82,720	Alcoa, Inc.	1,111,757
10,005	United States Steel Corp.	546,873

		1,658,630

	Oil & Gas — 17.9%
17,915	Chevron Corp.	1,458,998
28,495	ConocoPhillips	1,686,619
17,640	Ensco PLC, ADR	832,255
16,655	Hess Corp.	1,058,425
38,865	Marathon Oil Corp.	1,249,510

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Shares/
Face Amount		Value

COMMON STOCKS* — (Continued)
	Oil & Gas — (Continued)
47,380	Nabors Industries, Ltd.[1,2]	$1,021,987
28,865	Valero Energy Corp.	600,103

		7,907,897

	Process Industries — 4.4%
102,140	General Electric Co.	1,926,360

	Retailers — 4.6%
21,430	Best Buy Co., Inc.[2]	977,208
35,880	J.C. Penney Co., Inc. (Holding Co.)	1,046,620

		2,023,828

	Software — 1.9%
24,690	Autodesk, Inc.[2]	839,707

	Technology — 1.9%
24,130	KLA-Tencor Corp.	821,868

	Transportation — 2.2%
23,550	Carnival Corp.	982,035

	TOTAL COMMON STOCKS (Cost $35,792,208)	43,743,485

REPURCHASE AGREEMENT* — 1.2%
$511,832	With State Street Bank and Trust Co., dated 4/30/10, 0.01%, principal and interest in the amount of $511,832 due 5/3/10 (collateralized by a FNR security with a par value of $508,811 coupon rate of 4.000% due 11/25/39, market value of $525,411)	511,832

	TOTAL REPURCHASE AGREEMENT (Cost $511,832)	511,832

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 5.9%
2,593,648	State Street Navigator Securities Lending Prime Portfolio	2,593,648

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $2,593,648)	2,593,648

TOTAL INVESTMENTS (Cost $38,897,688)[3]	106.0%	$46,848,965
LIABILITIES IN EXCESS OF OTHER ASSETS	(6.0)	(2,644,243)

NET ASSETS	100.0%	$44,204,722

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 5.
[2]	Non income-producing security.
[3]	Aggregate cost for federal tax purposes was $39,072,534.
Abbreviations:
ADR — American Depositary Receipt
FNR — Federal National Mortgage Association REMIC

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2010 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2010, industry diversification of the Portfolio was as follows:

	% of
	Net Assets	Value

INDUSTRIES:
Oil & Gas	17.9%	$7,907,897
Banking	13.0	5,749,399
Financial Services	9.2	4,083,436
Heavy Machinery	8.2	3,605,107
Insurance	7.4	3,270,519
Retailers	4.6	2,023,828
Process Industries	4.4	1,926,360
Metals & Mining	3.8	1,658,630
Building Materials	3.3	1,439,374
Commercial Services	2.9	1,303,291
Electronics	2.5	1,111,669
Transportation	2.2	982,035
Household Products	2.1	930,717
Software	1.9	839,707
Aerospace & Defense	1.9	829,026
Technology	1.9	821,868
Communications	1.8	804,118
Chemicals	1.5	681,343
Beverages, Food & Tobacco	1.5	647,509
Home Construction, Furnishings & Appliances	1.0	461,573
Lodging	1.0	459,247
Apparel Retailers	1.0	452,570
Electric Utilities	1.0	452,223
Computers & Information	1.0	451,584
Media — Broadcasting & Publishing	1.0	439,203
Medical Supplies	0.9	411,252

TOTAL COMMON STOCKS	98.9%	$43,743,485
REPURCHASE AGREEMENTS	1.2	511,832
INVESTMENTS OF SECURITY LENDING COLLATERAL	5.9	2,593,648

TOTAL INVESTMENTS	106.0%	$46,848,965

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — 97.2%
	United Kingdom — 21.8%
268,980	Aggreko PLC	$5,010,354
88,605	AstraZeneca PLC	3,915,157
860,700	Aviva PLC	4,549,972
989,730	BAE Systems PLC	5,187,387
234,347	BHP Billiton PLC	7,154,702
977,043	BP Amoco PLC	8,521,659
334,978	EnQuest PLC[1]	505,871
709,556	FirstGroup PLC	4,123,344
234,831	GlaxoSmithKline PLC	4,358,687
162,567	Imperial Tobacco Group PLC	4,631,210
334,978	Petrofac, Ltd.	5,793,483
1,004,202	Prudential PLC	8,816,279
942,534	Rexam PLC	4,647,522
534,178	Rolls-Royce Group PLC[1]	4,706,883
48,076,020	Rolls-Royce Group PLC — Class C1,2	73,559
219,064	Scottish & Southern Energy PLC	3,632,925
654,290	TUI Travel PLC[3]	2,791,302
1,122,550	Wm Morrison Supermarkets PLC	4,966,397
231,952	Xstrata PLC	3,804,906

		87,191,599

	Japan — 17.8%
100,500	Astellas Pharma, Inc.	3,518,999
851	Central Japan Railway Co.	6,929,598
1,255,300	Chuo Mitsui Trust Holdings, Inc.[3]	4,789,551
211,000	Daihatsu Motor Co, Ltd.	2,034,656
118,400	Daito Trust Construction Co., Ltd.	6,311,496
659,000	Fujitsu, Ltd.	4,634,062
469	INPEX Corp.	3,300,405
1,326	Japan Tobacco, Inc.	4,595,180
142,000	JGC Corp.	2,451,946
637	KDDI Corp.	3,071,309
429,500	Konica Minolta Holdings, Inc.[3]	5,432,835
142,000	Mitsubishi Corp.	3,363,679
666,000	NKSJ Holdings, Inc.[1,3]	4,835,386
111,600	Nomura Research Institute, Ltd.[3]	2,847,342
44,100	Shimamura Co., Ltd.[3]	4,442,812
89,900	Shin-Etsu Chemical Co., Ltd.	5,182,335
54,000	Takeda Pharmaceutical Co., Ltd.	2,318,506
38,000	Toyo Suisan Kaisha, Ltd.	916,002

		70,976,099

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Germany — 10.5%
59,921	Allianz AG1,3	$6,869,644
104,606	BASF AG3	6,081,646
54,953	Deutsche Bank AG	3,835,592
328,176	Deutsche Lufthansa AG1,3	5,457,366
225,777	GEA Group AG	5,010,363
113,733	Hannover Rueckversicherung AG1,3	5,338,005
71,088	Metro AG3	4,273,630
60,503	RWE AG3	4,976,859

		41,843,105

	France — 10.1%
256,173	AXA[3]	5,090,772
92,822	BNP Paribas	6,375,585
58,842	Casino Guichard Perrachon[3]	5,194,170
60,907	Compagnie de Saint-Gobain[3]	3,006,699
55,875	LaFarge SA	4,051,060
79,273	Sanofi-Aventis[1]	5,407,883
110,533	Total SA	6,013,800
91,980	Vivendi[3]	2,412,858
43,619	Wendel[3]	2,822,961

		40,375,788

	Switzerland — 5.9%
155,234	Novartis AG	7,914,566
48,953	Roche Holding AG	7,729,146
35,587	Zurich Financial Services AG	7,889,449

		23,533,161

	Italy — 3.8%
370,125	ACEA SPA	3,768,511
248,861	ENI SPA	5,561,872
175,858	Fiat SPA	1,426,331
559,806	Mediaset SPA	4,433,028

		15,189,742

	China — 3.4%
6,005,000	Bank of China, Ltd.	3,091,282
6,568,000	Huaneng Power International, Inc.[3]	3,774,427
148,000	Netease.com, Inc., ADR[1]	5,160,760
44,200	Sina Corp[1]	1,622,140

		13,648,609

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Spain — 3.2%
563,595	Banco Santander SA3	$7,166,305
249,343	Telefonica SA	5,643,929

		12,810,234

	Norway — 2.9%
279,573	StatoilHydro ASA	6,759,992
348,600	Telenor ASA[1]	4,955,717

		11,715,709

	Australia — 2.9%
78,800	Macquarie Group, Ltd.	3,593,276
570,800	Myer Holdings, Ltd.	1,696,207
249,646	National Australia Bank, Ltd.	6,378,170

		11,667,653

	Brazil — 2.5%
221,415	Cia Paranaense de Energia, Sponsored ADR	4,578,862
73,240	Petroleo Brasileiro SA, Sponsored ADR	3,107,573
71,400	Usinas Siderurgicas de Minas Gerais SA, Sponsored ADR	2,375,300

		10,061,735

	Netherlands — 2.4%
466,908	Reed Elsevier N.V.[3]	5,560,695
149,816	SBM Offshore N.V.	2,948,155
40,069	TNT N.V., ADR	1,218,097

		9,726,947

	Greece — 2.0%
202,597	OPAP SA	4,114,969
228,986	Public Power Corp.[1]	3,748,566

		7,863,535

	Singapore — 1.5%
1,987,000	SembCorp Industries, Ltd.	6,043,657

	Hong Kong — 1.3%
741,700	Hutchison Whampoa, Ltd.	5,090,364

	Sweden — 1.2%
207,300	Assa Abloy AB — Class B3	4,779,734

	Taiwan — 1.1%
264,418	MediaTek, Inc.	4,477,134

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Shares/
Face Amount		Value

COMMON STOCKS* — (Continued)
	Mexico — 1.1%
87,800	Fomento Economico Mexicano SAB de CV Series B, Sponsored ADR	$4,155,574

	Canada — 1.0%
241,991	Talisman Energy, Inc.	4,118,945

	Panama — 0.8%
53,400	Copa Holdings SA — Class A	3,026,712

	TOTAL COMMON STOCKS (Cost $326,019,355)	388,296,036

REPURCHASE AGREEMENT* — 1.6%
$6,428,104	With State Street Bank and Trust Co., dated 4/30/10, 0.01%, principal and interest in the amount of $6,428,109, due 5/3/10 (collateralized by a FNR security with a par value of $6,353,267, coupon rate of 4.000% due 11/25/39, market value of $6,560,536)	6,428,104

	TOTAL REPURCHASE AGREEMENT (Cost $6,428,104)	6,428,104

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 14.2%
56,849,610	State Street Navigator Securities Lending Prime Portfolio	56,849,610
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $56,849,610)	56,849,610

TOTAL INVESTMENTS (Cost $389,297,069)[4]	113.0%	$451,573,750
LIABILITIES IN EXCESS OF OTHER ASSETS	(13.0)	(52,016,259)

NET ASSETS	100.0%	$399,557,491

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Security is fair valued by management.
[3]	Securities or partial securities on loan. See Note 5.
[4]	Aggregate cost for federal tax purposes was $393,539,424.
Abbreviations:
ADR — American Depositary Receipt
FNR — Federal National Mortgage Association REMIC

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2010 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2010, industry diversification of the Portfolio was as follows:

	% of
	Net Assets	Value

INDUSTRIES:
Insurance	10.8%	$43,389,507
Oil, Gas & Consumable Fuels	9.4	37,890,117
Pharmaceuticals	8.9	35,162,944
Commercial Banks	7.0	27,800,893
Food & Staples Retailing	3.6	14,434,197
Industrial Conglomerates	3.5	13,956,982
Metals & Mining	3.4	13,334,908
Media	3.1	12,406,581
Electric Utilities	3.0	11,960,353
Chemicals	2.8	11,263,981
Road & Rail	2.7	11,052,942
Diversified Telecommunication Services	2.6	10,599,646
Aerospace & Defense	2.5	9,967,829
Tobacco	2.4	9,226,390
Multi-Utilities	2.1	8,745,370
Energy Equipment & Services	2.1	8,741,638
Airlines	2.2	8,484,078
Building Products	1.9	7,786,433
Capital Markets	1.9	7,428,868
Hotels, Restaurants & Leisure	1.7	6,906,271
Internet Software & Services	1.7	6,782,900
Real Estate Management & Development	1.6	6,311,496
Office Electronics	1.4	5,432,835
Machinery	1.3	5,010,363
Commercial Services & Supplies	1.3	5,010,354
Containers & Packaging	1.2	4,647,522
Computers & Peripherals	1.2	4,634,062
Semiconductors & Semiconductor Equipment	1.1	4,477,134
Specialty Retail	1.1	4,442,812
Beverages	1.1	4,155,574
Construction Materials	1.0	4,051,060
Independent Power Producers & Energy Traders	0.9	3,774,427
Automobiles	0.9	3,460,987
Trading Companies & Distributors	0.8	3,363,679
Wireless Telecommunication Services	0.8	3,071,309
IT Services	0.7	2,847,342
Construction & Engineering	0.6	2,451,946
Multi-line Retail	0.4	1,696,207
Air Freight & Logistics	0.3	1,218,097
Food Products	0.2	916,002

TOTAL COMMON STOCKS	97.2%	$388,296,036

REPURCHASE AGREEMENTS	1.6	6,428,104

INVESTMENTS OF SECURITY LENDING COLLATERAL	14.2	56,849,610

TOTAL INVESTMENTS	113.0%	$451,573,750

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — 97.6%
	United Kingdom — 21.9%
70,262	Aggreko PLC	$1,308,787
27,235	AstraZeneca PLC	1,203,423
242,086	Aviva PLC	1,279,754
270,263	BAE Systems PLC	1,416,506
63,180	BHP Billiton PLC	1,928,909
219,016	BP Amoco PLC	1,910,233
87,098	EnQuest PLC[1]	131,532
192,293	FirstGroup PLC	1,117,446
66,205	GlaxoSmithKline PLC	1,228,828
44,407	Imperial Tobacco Group PLC	1,265,067
87,098	Petrofac, Ltd.	1,506,370
229,868	Prudential PLC	2,018,100
255,991	Rexam PLC	1,262,261
135,470	Rolls-Royce Group PLC[1]	1,193,687
12,192,300	Rolls-Royce Group PLC - Class C1,2	18,655
61,623	Scottish & Southern Energy PLC	1,021,947
177,266	TUI Travel PLC	756,244
313,220	Wm Morrison Supermarkets PLC	1,385,751
62,553	Xstrata PLC	1,026,110

		22,979,610

	Japan — 18.9%
31,300	Astellas Pharma, Inc.	1,095,967
230	Central Japan Railway Co.	1,872,864
350,200	Chuo Mitsui Trust Holdings, Inc.[3]	1,336,175
57,000	Daihatsu Motor Co, Ltd.	549,646
34,700	Daito Trust Construction Co., Ltd.	1,849,737
179,000	Fujitsu, Ltd.	1,258,721
136	INPEX Corp.	957,047
340	Japan Tobacco, Inc.	1,178,251
38,000	JGC Corp.	656,155
211	KDDI Corp.	1,017,341
113,500	Konica Minolta Holdings, Inc.	1,435,685
40,600	Mitsubishi Corp.	961,728
185,000	NKSJ Holdings, Inc.[1]	1,343,163
30,000	Nomura Research Institute, Ltd.[3]	765,414
12,100	Shimamura Co., Ltd.[3]	1,219,003
24,600	Shin-Etsu Chemical Co., Ltd.	1,418,081
15,100	Takeda Pharmaceutical Co., Ltd.	648,323
11,000	Toyo Suisan Kaisha, Ltd.	265,159

		19,828,460

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	France — 10.2%
46,962	AXA[3]	$933,248
25,026	BNP Paribas	1,718,939
18,370	Casino Guichard Perrachon[3]	1,621,578
16,440	Compagnie de Saint-Gobain[3]	811,567
14,518	LaFarge SA	1,052,587
21,746	Sanofi-Aventis[1]	1,483,479
30,774	Total SA	1,674,330
25,344	Vivendi[3]	664,834
12,230	Wendel[3]	791,509

		10,752,071

	Germany — 10.2%
14,274	Allianz AG1	1,636,443
18,227	BASF AG3	1,059,692
15,387	Deutsche Bank AG	1,073,977
88,587	Deutsche Lufthansa AG1,3	1,473,148
62,633	GEA Group AG	1,389,929
33,159	Hannover Rueckversicherung AG1,3	1,556,302
19,298	Metro AG3	1,160,147
16,522	RWE AG3	1,359,068

		10,708,706

	Switzerland — 5.6%
40,278	Novartis AG	2,053,563
12,707	Roche Holding AG	2,006,297
8,094	Zurich Financial Services AG	1,794,397

		5,854,257

	Italy — 3.9%
101,287	ACEA SPA	1,031,277
67,139	ENI SPA	1,500,511
49,055	Fiat SPA[3]	397,870
151,100	Mediaset SPA	1,196,540

		4,126,198

	China — 3.3%
1,648,430	Bank of China, Ltd.	848,587
1,792,000	Huaneng Power International, Inc.	1,029,807
38,800	Netease.com, Inc., ADR[1]	1,352,956
7,200	Sina Corp[1]	264,240

		3,495,590

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Netherlands — 3.1%
127,627	Reed Elsevier N.V.[3]	$1,519,988
42,087	SBM Offshore N.V.	828,209
30,294	TNT N.V.	925,778

		3,273,975

	Spain — 3.1%
136,586	Banco Santander SA3	1,736,738
67,243	Telefonica SA	1,522,059

		3,258,797

	Australia — 2.8%
19,433	Macquarie Group, Ltd.[3]	886,144
149,437	Myer Holdings, Ltd.	444,072
62,470	National Australia Bank, Ltd.	1,596,037

		2,926,253

	Brazil — 2.7%
60,710	Cia Paranaense de Energia, Sponsored ADR	1,255,483
20,175	Petroleo Brasileiro SA, Sponsored ADR	856,025
20,700	Usinas Siderurgicas de Minas Gerais SA, Sponsored ADR	688,637

		2,800,145

	Norway — 2.6%
66,628	StatoilHydro ASA	1,611,045
81,487	Telenor ASA[1]	1,158,424

		2,769,469

	Greece — 2.1%
56,561	OPAP SA	1,148,816
61,788	Public Power Corp.[1]	1,011,487

		2,160,303

	Singapore — 1.2%
431,990	SembCorp Industries, Ltd.	1,313,940

	Canada — 1.2%
75,512	Talisman Energy, Inc.	1,285,295

	Sweden — 1.1%
52,530	Assa Abloy AB - Class B3	1,211,189

	Taiwan — 1.1%
68,136	MediaTek, Inc.	1,153,681

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Shares/
Face Amount		Value

COMMON STOCKS* — (Continued)
	Mexico — 1.1%
23,800	Fomento Economico Mexicano SAB de CV Series B, Sponsored ADR	$1,126,454

	Hong Kong — 0.9%
137,030	Hutchison Whampoa, Ltd.	940,451

	Panama — 0.6%
10,500	Copa Holdings SA - Class A	595,140

	TOTAL COMMON STOCKS (Cost $88,751,855)	102,559,984

REPURCHASE AGREEMENT* — 1.2%
$1,194,269	With State Street Bank and Trust Co., dated 4/30/10, 0.01%, principal and interest in the amount of $1,194,269 due 5/3/10 (collateralized by a FNR security with a par value of $1,182,643 coupon rate of 4.000%, due 11/25/39, market value of $1,221,225)	1,194,269

	TOTAL REPURCHASE AGREEMENT (Cost $1,194,269)	1,194,269

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 12.1%
12,730,478
	State Street Navigator Securities Lending Prime Portfolio	12,730,478
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $12,730,478)	12,730,478

TOTAL INVESTMENTS (Cost $102,676,602)[4]	110.9%	$116,484,731
LIABILITIES IN EXCESS OF OTHER ASSETS	(10.9)	(11,434,337)

NET ASSETS	100.0%	$105,050,394

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Security is fair valued by management.
[3]	Securities or partial securities on loan. See Note 5.
[4]	Aggregate cost for federal tax purposes was $105,289,414.
Abbreviations:
ADR — American Depositary Receipt
FNR — Federal National Mortgage Association REMIC

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2010, industry diversification of the Portfolio was as follows:

	% of
	Net Assets	Value

INDUSTRIES:
Insurance	10.1%	$10,561,407
Oil, Gas & Consumable Fuels	9.3	9,926,018
Pharmaceuticals	9.3	9,719,880
Commercial Banks	6.9	7,236,476
Food & Staples Retailing	3.9	4,167,476
Metals & Mining	3.5	3,643,656
Media	3.2	3,381,362
Electric Utilities	3.1	3,288,917
Industrial Conglomerates	2.9	3,045,900
Road & Rail	2.9	2,990,310
Diversified Telecommunication Services	2.5	2,680,483
Aerospace & Defense	2.5	2,628,848
Chemicals	2.3	2,477,773
Tobacco	2.3	2,443,318
Multi-Utilities	2.3	2,390,345
Energy Equipment & Services	2.2	2,334,579
Airlines	2.0	2,068,288
Building Products	1.9	2,022,756
Capital Markets	1.9	1,960,121
Hotels, Restaurants & Leisure	1.8	1,905,060
Real Estate Management & Development	1.8	1,849,737
Internet Software & Services	1.5	1,617,196
Office Electronics	1.4	1,435,685
Machinery	1.3	1,389,929
Commercial Services & Supplies	1.3	1,308,787
Containers & Packaging	1.2	1,262,261
Computers & Peripherals	1.2	1,258,721
Specialty Retail	1.2	1,219,003
Semiconductors & Semiconductor Equipment	1.1	1,153,681
Beverages	1.1	1,126,454
Construction Materials	1.0	1,052,587
Independent Power Producers & Energy Traders	1.0	1,029,807
Wireless Telecommunication Services	1.0	1,017,341
Trading Companies & Distributors	0.9	961,728
Automobiles	0.9	947,516
Air Freight & Logistics	0.9	925,778
IT Services	0.7	765,414
Construction & Engineering	0.6	656,155

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2010 — (Unaudited)

	% of
	Net Assets	Value

Multi-line Retail	0.4%	$444,072
Food Products	0.3	265,159

TOTAL COMMON STOCKS	97.6%	$102,559,984
REPURCHASE AGREEMENTS	1.2	1,194,269
INVESTMENTS OF SECURITY LENDING COLLATERAL	12.1	12,730,478

TOTAL INVESTMENTS	110.9%	$116,484,731

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.8%
	Aerospace & Defense — 2.4%
4,622	Esterline Technologies Corp.[1,2]	$257,815
13,731	Orbital Sciences Corp.[1]	252,376

		510,191

	Air Freight & Logistics — 0.9%
6,138	HUB Group, Inc. — Class A1	196,477

	Airlines — 1.2%
35,325	Hawaiian Holdings, Inc.[1,2]	250,807

	Auto Components — 0.5%
5,523	Cooper Tire & Rubber Co.	117,198

	Biotechnology — 0.5%
5,913	Cepheid, Inc.[1,2]	118,201

	Capital Markets — 0.8%
26,299	BGC Partners, Inc. - Class A	171,469

	Chemicals — 3.3%
1,937	NewMarket Corp.	213,070
24,301	Omnova Solutions, Inc.[1,2]	185,903
27,426	PolyOne Corp.[1,2]	310,188

		709,161

	Commercial Banks — 2.1%
4,653	Bank of the Ozarks, Inc.	179,001
1,617	Westamerica BanCorp.	95,031
15,713	Wilshire Bancorp, Inc.	170,643

		444,675

	Commercial Services & Supplies — 2.9%
21,780	Cenveo, Inc.[1,2]	186,654
13,245	Deluxe Corp.	277,748
7,485	Sykes Enterprises, Inc.[1,2]	170,134

		634,536

	Communications Equipment — 4.6%
19,128	Arris Group, Inc.[1,2]	235,083
16,323	MasTec, Inc.[1,2]	204,201
13,854	Oplink Communications, Inc.[1]	209,334
10,387	Polycom, Inc.[1,2]	338,097

		986,715

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Computers & Peripherals — 2.4%
33,018	Cray, Inc.[1,2]	$223,202
20,852	STEC, Inc.[1,2]	289,634

		512,836

	Construction & Engineering — 1.1%
8,392	EMCOR Group, Inc.[1]	239,676
	Consumer Finance — 2.2%
11,509	Ezcorp, Inc. - Class A1	238,352
3,053	First Cash Financial Services, Inc.[1]	67,349
8,668	Nelnet, Inc. - Class A	173,013

		478,714

	Containers & Packaging — 1.4%
6,012	Rock-Tenn Co. - Class A	310,219

	Diversified Consumer Services — 0.9%
12,561	Corinthian Colleges, Inc.[1,2]	196,203

	Diversified Financial Services — 0.4%
5,839	MarketAxess Holdings, Inc.	91,789

	Diversified Telecommunication Services — 0.6%
12,775	Premiere Global Services, Inc.[1,2]	119,702

	Electric Utilities — 0.7%
6,747	El Paso Electric Co.[1]	143,374

	Electrical Equipment — 3.0%
6,998	AZZ, Inc.	284,259
4,102	Powell Industries, Inc.[1,2]	137,745
7,205	Woodward Governor Co.	230,920

		652,924

	Electronic Equipment, Instruments & Components — 1.2%
31,737	Brightpoint, Inc.[1]	256,752

	Energy Equipment & Services — 3.8%
4,085	Dril-Quip, Inc.[1]	236,644
4,031	Oil States International, Inc.[1,2]	194,738
21,456	Tetra Technologies, Inc.[1,2]	263,694
9,218	Willbros Group, Inc.[1,2]	115,686

		810,762

	Food & Staples Retailing — 0.9%
4,942	Casey’s General Stores, Inc.	190,909

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Food Products — 2.3%
2,588	Cal-Maine Foods, Inc.	$86,388
3,823	Lancaster Colony Corp.	210,150
3,615	Sanderson Farms, Inc.	204,862

		501,400

	Health Care Equipment & Supplies — 7.2%
19,497	ABIOMED, Inc.[1,2]	187,951
9,103	Align Technology, Inc.[1,2]	154,569
5,482	Analogic Corp.	262,149
9,601	Cyberonics, Inc.[1,2]	187,508
5,356	Immucor, Inc.[1,2]	114,672
8,286	Quidel Corp.[1,2]	122,136
8,509	STERIS Corp.	283,179
8,218	Zoll Medical Corp.[1]	251,060

		1,563,224

	Health Care Providers & Services — 5.8%
8,190	AMERIGROUP Corp.[1,2]	296,806
13,183	BioScrip, Inc.[1,2]	117,856
8,442	Catalyst Health Solutions, Inc.[1]	357,181
13,252	Hanger Orthopedic Group, Inc.[1,2]	247,017
4,684	PSS World Medical, Inc.[1,2]	109,746
3,731	Psychiatric Solutions, Inc.[1]	120,026

		1,248,632

	Health Care Technology — 1.0%
10,965	Eclipsys Corp.[1]	226,756

	Hotels, Restaurants & Leisure — 4.7%
8,118	Cheesecake Factory, Inc. (The)[1,2]	220,566
4,849	Cracker Barrel Old Country Store, Inc.	239,395
5,223	DineEquity, Inc.[1,2]	214,822
3,303	Papa John’s International, Inc.[1,2]	90,502
5,589	PF Chang’s China Bistro, Inc.[1]	243,904

		1,009,189

	Household Durables — 0.6%
3,708	Tempur-Pedic International, Inc.[1,2]	124,960

	Insurance — 1.8%
13,945	eHealth, Inc.[1,2]	191,186
7,831	FBL Financial Group, Inc. - Class A	202,353

		393,539

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	IT Services — 5.0%
6,859	CSG Systems International, Inc.[1,2]	$155,836
9,564	Euronet Worldwide, Inc.[1,2]	152,355
3,661	MAXIMUS, Inc.	226,652
13,834	TeleTech Holdings, Inc.[1,2]	228,953
16,086	VeriFone Holdings, Inc.[1,2]	306,117

		1,069,913

	Leisure Equipment & Products — 1.0%
3,644	Polaris Industries, Inc.	215,615

	Machinery — 1.7%
6,382	Actuant Corp. - Class A	146,340
39,255	Force Protection, Inc.[1,2]	210,014

		356,354

	Media — 0.5%
3,115	Valassis Communications, Inc.[1]	101,829

	Oil, Gas & Consumable Fuels — 1.1%
8,668	World Fuel Services Corp.	246,431

	Personal Products — 1.4%
9,708	Medifast, Inc.[1]	309,879

	Pharmaceuticals — 3.0%
18,920	Impax Laboratories, Inc.[1,2]	342,452
27,072	Medicines Co. (The)[1]	198,709
10,361	Questcor Pharmaceuticals, Inc.[1,2]	100,916

		642,077

	Real Estate Investment Trusts — 4.8%
9,977	DuPont Fabros Technology, Inc.	221,190
2,375	Home Properties, Inc.	118,014
7,545	LTC Properties, Inc.	210,505
4,325	Mid-America Apartment Communities, Inc.	239,043
6,680	Potlatch Corp.	250,233

		1,038,985

	Semiconductors & Semiconductor Equipment — 5.6%
24,122	Applied Micro Circuits Corp.[1,2]	272,096
9,414	FEI Co.[1,2]	211,815
52,007	MIPS Technologies, Inc.[1,2]	259,515
18,077	Sigma Designs, Inc.[1]	214,393
14,554	Skyworks Solutions, Inc.[1]	245,090

		1,202,909

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Software — 3.4%
8,868	Jack Henry & Associates, Inc.	$226,311
9,763	JDA Software Group, Inc.[1]	282,151
3,028	MicroStrategy, Inc. - Class A1	231,945

		740,407

	Specialty Retail — 7.0%
2,669	Buckle, Inc. (The)	96,565
6,971	Childrens Place[1,2]	319,411
9,609	Dress Barn, Inc.[1,2]	265,977
5,033	Gymboree Corp. (The)[1,2]	247,271
4,933	Jo-Ann Stores, Inc.[1,2]	217,644
4,499	Jos. A. Bank Clothiers, Inc.[1,2]	273,809
3,881	Systemax, Inc.	90,156

		1,510,833

	Textiles, Apparel & Luxury Goods — 4.1%
7,166	Carter’s, Inc.[1]	230,889
2,204	Deckers Outdoor Corp.[1]	309,838
7,074	Warnaco Group (The), Inc.[1]	338,420

		879,147

	TOTAL COMMON STOCKS (Cost $16,077,234)	21,525,369

INVESTMENT OF SECURITY LENDING COLLATERAL* — 25.9%
5,591,449
	State Street Navigator Securities Lending Prime Portfolio	5,591,449

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $5,591,449)	5,591,449

TOTAL INVESTMENTS (Cost $21,668,683)[3]	125.7%	$27,116,818
LIABILITIES IN EXCESS OF OTHER ASSETS	(25.7)	(5,552,623)

NET ASSETS	100.0%	$21,564,195

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $21,693,110.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2010, industry diversification of the Portfolio was as follows:

	% of
	Net Assets	Value

INDUSTRIES:
Health Care Equipment & Supplies	7.2%	$1,563,224
Specialty Retail	7.0	1,510,833
Health Care Providers & Services	5.8	1,248,632
Semiconductors & Semiconductor Equipment	5.6	1,202,909
IT Services	5.0	1,069,913
Real Estate Investment Trusts	4.8	1,038,985
Hotels, Restaurants & Leisure	4.7	1,009,189
Communications Equipment	4.6	986,715
Textiles, Apparel & Luxury Goods	4.1	879,147
Energy Equipment & Services	3.8	810,762
Software	3.4	740,407
Chemicals	3.3	709,161
Electrical Equipment	3.0	652,924
Pharmaceuticals	3.0	642,077
Commercial Services & Supplies	2.9	634,536
Computers & Peripherals	2.4	512,836
Aerospace & Defense	2.4	510,191
Food Products	2.3	501,400
Consumer Finance	2.2	478,714
Commercial Banks	2.1	444,675
Insurance	1.8	393,539
Machinery	1.7	356,354
Containers & Packaging	1.4	310,219
Personal Products	1.4	309,879
Electronic Equipment, Instruments & Components	1.2	256,752
Airlines	1.2	250,807
Oil, Gas & Consumable Fuels	1.1	246,431
Construction & Engineering	1.1	239,676
Health Care Technology	1.0	226,756
Leisure Equipment & Products	1.0	215,615
Air Freight & Logistics	0.9	196,477
Diversified Consumer Services	0.9	196,203
Food & Staples Retailing	0.9	190,909
Capital Markets	0.8	171,469
Electric Utilities	0.7	143,374
Household Durables	0.6	124,960
Diversified Telecommunication Services	0.6	119,702
Biotechnology	0.5	118,201
Auto Components	0.5	117,198

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2010 — (Unaudited)

	% of
	Net Assets	Value

Media	0.5%	$101,829
Diversified Financial Services	0.4	91,789

TOTAL COMMON STOCKS	99.8%	$21,525,369

INVESTMENTS OF SECURITY LENDING COLLATERAL	25.9	5,591,449

TOTAL INVESTMENTS	125.7%	$27,116,818

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.8%
	Aerospace & Defense — 4.1%
13,602	General Dynamics Corp.	$1,038,649
18,132	ITT Corp.	1,007,595
9,956	Lockheed Martin Corp.	845,165
17,841	Raytheon Co.	1,040,130

		3,931,539

	Air Freight & Logistics — 1.1%
15,556	United Parcel Service, Inc. - Class B	1,075,542

	Airlines — 0.8%
60,058	Southwest Airlines Co.	791,564

	Biotechnology — 2.0%
15,993	Amgen, Inc.[1]	917,359
19,004	Biogen Idec, Inc.[1]	1,011,963

		1,929,322

	Capital Markets — 3.3%
22,772	Ameriprise Financial, Inc.	1,055,710
28,697	Eaton Vance Corp.	1,011,282
34,761	Raymond James Financial, Inc.	1,065,077

		3,132,069

	Chemicals — 4.1%
15,837	Eastman Chemical Co.	1,059,812
13,934	Lubrizol Corp. (The)	1,258,797
47,057	RPM International, Inc.	1,039,019
18,000	Valspar Corp. (The)	563,760

		3,921,388

	Commercial Services & Supplies — 1.1%
40,566	Pitney Bowes, Inc.	1,030,376

	Communications Equipment — 2.1%
39,748	Cisco Systems, Inc.[1]	1,070,016
23,939	Qualcomm, Inc.	927,397

		1,997,413

	Computers & Peripherals — 6.2%
4,640	Apple, Inc.[1]	1,211,597
59,907	Dell, Inc.[1]	969,295
66,098	EMC Corp.[1]	1,256,523
19,122	Hewlett-Packard Co.	993,771
35,779	Western Digital Corp.[1]	1,470,159

		5,901,345

	Construction & Engineering — 1.2%
22,628	URS Corp.[1]	1,161,948

	Consumer Finance — 1.6%
31,915	American Express Co.	1,471,920

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Containers & Packaging — 1.1%
18,759	Ball Corp.	$998,166

	Diversified Consumer Services — 1.6%
15,489	Apollo Group, Inc. - Class A1	889,223
5,882	ITT Educational Services, Inc.[1]	594,847

		1,484,070

	Diversified Financial Services — 1.1%
40,315	Moody’s Corp.	996,587

	Diversified Telecommunication Services — 1.0%
35,605	AT&T, Inc.	927,866

	Electric Utilities — 1.7%
28,075	Edison International	964,938
7,767	Entergy Corp.	631,379

		1,596,317

	Electrical Equipment — 1.1%
22,906	Hubbell, Inc. - Class B	1,064,442

	Energy Equipment & Services — 5.2%
19,399	Baker Hughes, Inc.	965,294
31,704	Cameron International Corp.[1]	1,251,040
27,937	National Oilwell Varco, Inc.	1,230,066
39,575	Rowan Cos., Inc.[1,2]	1,179,335
4,076	Schlumberger, Ltd.	291,108

		4,916,843

	Food & Staples Retailing — 2.5%
22,670	BJ’s Wholesale Club, Inc.[1]	867,807
22,877	CVS Caremark Corp.	844,848
12,677	Wal-Mart Stores, Inc.	680,121

		2,392,776

	Food Products — 4.3%
42,580	ConAgra Foods, Inc.	1,041,932
14,604	General Mills, Inc.	1,039,513
25,443	Hormel Foods Corp.	1,037,057
15,790	JM Smucker Co. (The)	964,295

		4,082,797

	Gas Utilities — 1.7%
27,986	AGL Resources, Inc.	1,105,727
10,702	Energen Corp.	523,007

		1,628,734

	Health Care Providers & Services — 5.2%
24,076	AmerisourceBergen Corp.	742,745
42,710	Coventry Health Care, Inc.[1]	1,013,935
30,863	Lincare Holdings, Inc.[1,2]	1,440,993

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Health Care Providers & Services — (Continued)
16,533	McKesson Corp.	$1,071,504
12,644	Quest Diagnostics, Inc.	722,731

		4,991,908

	Hotels, Restaurants & Leisure — 1.1%
40,862	Starbucks Corp.	1,061,595

	Insurance — 4.2%
22,032	Aflac, Inc.	1,122,751
42,405	Lincoln National Corp.	1,297,169
26,086	Progressive Corp. (The)	524,068
43,339	Unum Group	1,060,505

		4,004,493

	Internet Software & Services — 1.5%
61,208	eBay, Inc.[1]	1,457,362

	IT Services — 1.1%
33,653	Amdocs, Ltd.[1]	1,074,877

	Leisure Equipment & Products — 0.6%
26,506	Mattel, Inc.	610,963

	Life Sciences Tools & Services — 1.1%
40,718	PerkinElmer, Inc.	1,019,986

	Machinery — 2.6%
20,040	Joy Global, Inc.	1,138,472
39,264	Timken Co. (The)	1,381,308

		2,519,780

	Media — 4.1%
33,991	Comcast Corp. - Class A	670,982
58,484	Gannett Co., Inc.	995,398
16,820	McGraw-Hill Cos. (The), Inc.	567,171
40,000	News Corp. — Class A	616,800
24,599	Omnicom Group, Inc.	1,049,393

		3,899,744

	Multi-Utilities — 1.3%
42,992	Centerpoint Energy, Inc.	617,365
37,363	NiSource, Inc.	609,017

		1,226,382

	Office Electronics — 1.2%
103,028	Xerox Corp.	1,123,005

	Oil, Gas & Consumable Fuels — 5.1%
15,525	Chevron Corp.	1,264,356
17,278	ConocoPhillips	1,022,685
18,599	Marathon Oil Corp.	597,958

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Oil, Gas & Consumable Fuels — (Continued)
21,063	Peabody Energy Corp.	$984,063
49,210	Valero Energy Corp.	1,023,076

		4,892,138

	Paper & Forest Products — 1.0%
13,808	Domtar Corp.[1,2]	978,159

	Personal Products — 2.3%
28,896	Herbalife, Ltd.	1,394,232
19,973	NBTY, Inc.[1]	812,502

		2,206,734

	Pharmaceuticals — 3.1%
52,261	Endo Pharmaceuticals Holdings, Inc.[1]	1,144,516
33,806	Forest Laboratories, Inc.[1]	921,551
52,473	Pfizer, Inc.	877,349

		2,943,416

	Real Estate Investment Trusts — 1.9%
20,167	Hospitality Properties Trust	534,224
31,772	Plum Creek Timber Co., Inc.	1,264,525

		1,798,749

	Semiconductors & Semiconductor Equipment — 1.3%
46,954	Texas Instruments, Inc.	1,221,274

	Software — 2.7%
36,642	Microsoft Corp.	1,119,047
21,858	Oracle Corp.	564,811
54,203	Symantec Corp.[1]	908,984

		2,592,842

	Specialty Retail — 4.0%
22,687	Best Buy Co., Inc.[1]	1,034,527
36,571	PetSmart, Inc.	1,209,403
13,187	Ross Stores, Inc.	738,472
17,169	TJX Cos., Inc. (The)	795,612

		3,778,014

	Textiles, Apparel & Luxury Goods — 1.0%
23,295	Coach, Inc.	972,566

	Thrifts & Mortgage Finance — 2.0%
72,741	Hudson City Bancorp, Inc.	967,455
57,391	New York Community Bancorp, Inc.	945,230

		1,912,685

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Shares/
Face
Amount		Value

COMMON STOCKS* — (Continued)

	Tobacco — 1.5%
45,688	Altria Group, Inc.	$968,129
8,946	Reynolds American, Inc.	477,895

		1,446,024

	Wireless Telecommunication Services — 1.0%
28,026	Telephone & Data Systems, Inc.	971,381

	TOTAL COMMON STOCKS (Cost $77,456,087)	95,137,101

INVESTMENT OF SECURITY LENDING COLLATERAL* — 3.8%
$3,638,469	State Street Navigator Securities Lending Prime Portfolio	3,638,469

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $3,638,469)	3,638,469

TOTAL INVESTMENTS (Cost $81,094,556)[3]	103.6%	$98,775,570

LIABILITIES IN EXCESS OF OTHER ASSETS	(3.6)	(3,435,894)

NET ASSETS	100.0%	$95,339,676

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 5.
[3]	Aggregate cost for federal tax purposes was $81,094,556.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2010, industry diversification of the Portfolio was as follows:

	% of
	Net Assets	Value

INDUSTRIES:
Computers & Peripherals	6.2%	$5,901,345
Health Care Providers & Services	5.2	4,991,908
Energy Equipment & Services	5.2	4,916,843
Oil, Gas & Consumable Fuels	5.1	4,892,138
Food Products	4.3	4,082,797
Insurance	4.2	4,004,493
Aerospace & Defense	4.1	3,931,539
Chemicals	4.1	3,921,388
Media	4.1	3,899,744
Specialty Retail	4.0	3,778,014
Capital Markets	3.3	3,132,069
Pharmaceuticals	3.1	2,943,416
Software	2.7	2,592,842
Machinery	2.6	2,519,780
Food & Staples Retailing	2.5	2,392,776
Personal Products	2.3	2,206,734
Communications Equipment	2.1	1,997,413
Biotechnology	2.0	1,929,322
Thrifts & Mortgage Finance	2.0	1,912,685
Real Estate Investment Trusts	1.9	1,798,749
Gas Utilities	1.7	1,628,734
Electric Utilities	1.7	1,596,317
Diversified Consumer Services	1.6	1,484,070
Consumer Finance	1.6	1,471,920
Internet Software & Services	1.5	1,457,362
Tobacco	1.5	1,446,024
Multi-Utilities	1.3	1,226,382
Semiconductors & Semiconductor Equipment	1.3	1,221,274
Construction & Engineering	1.2	1,161,948
Office Electronics	1.2	1,123,005
Air Freight & Logistics	1.1	1,075,542
IT Services	1.1	1,074,877
Electrical Equipment	1.1	1,064,442

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2010 — (Unaudited)

	% of
	Net Assets	Value

Hotels, Restaurants & Leisure	1.1%	$1,061,595
Commercial Services & Supplies	1.1	1,030,376
Life Sciences Tools & Services	1.1	1,019,986
Containers & Packaging	1.1	998,166
Diversified Financial Services	1.1	996,587
Paper & Forest Products	1.0	978,159
Textiles, Apparel & Luxury Goods	1.0	972,566
Wireless Telecommunication Services	1.0	971,381
Diversified Telecommunication Services	1.0	927,866
Airlines	0.8	791,564
Leisure Equipment & Products	0.6	610,963

TOTAL COMMON STOCKS	99.8%	$95,137,101

INVESTMENTS OF SECURITY LENDING COLLATERAL	3.8	3,638,469

TOTAL INVESTMENTS	103.6%	$98,775,570

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.7%
	Aerospace & Defense — 6.4%
25,267	Honeywell International, Inc.	$1,199,424
12,759	Lockheed Martin Corp.	1,083,112
17,410	Raytheon Co.	1,015,003

		3,297,539

	Airlines — 1.0%
40,235	Southwest Airlines Co.	530,297

	Biotechnology — 4.0%
16,911	Amgen, Inc.[1]	970,015
20,591	Biogen Idec, Inc.[1]	1,096,471

		2,066,486

	Capital Markets — 1.1%
8,564	Eaton Vance Corp.	301,796
7,568	Waddell & Reed Financial, Inc. — Class A	280,924

		582,720

	Chemicals — 3.8%
11,641	Lubrizol Corp. (The)	1,051,648
39,953	RPM International, Inc.	882,162

		1,933,810

	Commercial Services & Supplies — 1.6%
27,054	Republic Services, Inc.	839,486

	Communications Equipment — 6.0%
41,478	Cisco Systems, Inc.[1]	1,116,588
20,798	Corning, Inc.	400,361
7,946	F5 Networks, Inc.[1]	543,745
35,505	Juniper Networks, Inc.[1]	1,008,697

		3,069,391

	Computers & Peripherals — 7.9%
4,938	Apple, Inc.[1]	1,289,411
26,472	Hewlett-Packard Co.	1,375,750
34,024	Western Digital Corp.[1]	1,398,046

		4,063,207

	Consumer Finance — 1.1%
12,403	American Express Co.	572,026

	Containers & Packaging — 1.2%
24,022	Pactiv Corp.[1]	610,399

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Diversified Consumer Services — 3.1%
18,086	Apollo Group, Inc. - Class A1	$1,038,317
8,531	DeVry, Inc.	532,249

		1,570,566

	Diversified Telecommunication Services — 1.1%
70,755	Frontier Communications Corp.	563,210

	Energy Equipment & Services — 1.3%
6,950	Helmerich & Payne, Inc.	282,309
5,588	Schlumberger, Ltd.	399,095

		681,404

	Food & Staples Retailing — 5.6%
22,380	CVS Caremark Corp.	826,494
34,056	SYSCO Corp.	1,074,126
18,222	Wal-Mart Stores, Inc.	977,610

		2,878,230

	Food Products — 4.3%
14,696	General Mills, Inc.	1,046,061
28,727	McCormick & Co., Inc.	1,136,728

		2,182,789

	Health Care Equipment & Supplies — 1.8%
21,825	Kinetic Concepts, Inc.[1]	945,023

	Health Care Providers & Services — 5.7%
31,192	AmerisourceBergen Corp.	962,273
26,221	Humana, Inc.[1]	1,198,824
11,400	McKesson Corp.	738,834

		2,899,931

	Hotels, Restaurants & Leisure — 0.8%
9,436	Darden Restaurants, Inc.	422,261

	Household Durables — 1.2%
16,322	Garmin, Ltd.	610,116

	Insurance — 2.3%
10,591	Aflac, Inc.	539,718
21,660	Principal Financial Group, Inc.	632,905

		1,172,623

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Internet Software & Services — 5.9%
20,396	Akamai Technologies, Inc.[1]	$791,976
49,575	eBay, Inc.[1]	1,180,381
65,415	Yahoo!, Inc.[1]	1,081,310

		3,053,667

	IT Services — 1.8%
18,318	Cognizant Technology Solutions Corp. — Class A1	937,515

	Life Sciences Tools & Services — 2.2%
20,350	Life Technologies Corp.[1]	1,113,348

	Machinery — 2.6%
6,643	Flowserve Corp.	761,155
10,436	Joy Global, Inc.	592,869

		1,354,024

	Media — 1.6%
18,954	Omnicom Group, Inc.	808,578

	Multi-line Retail — 1.6%
13,100	Dollar Tree, Inc.[1]	795,432

	Multi-Utilities — 1.4%
48,607	Centerpoint Energy, Inc.	697,997

	Oil, Gas & Consumable Fuels — 1.3%
13,793	Peabody Energy Corp.	644,409

	Personal Products — 4.0%
28,667	Herbalife, Ltd.	1,383,183
15,978	NBTY, Inc.[1]	649,985

		2,033,168

	Semiconductors & Semiconductor Equipment — 3.6%
39,715	Broadcom Corp. — Class A	1,369,770
18,901	Texas Instruments, Inc.	491,615

		1,861,385

	Software — 5.5%
16,646	McAfee, Inc.[1]	578,448
18,172	Microsoft Corp.	554,973
38,811	Oracle Corp.	1,002,876
42,397	Symantec Corp.[1]	710,998

		2,847,295

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Specialty Retail — 4.4%
8,091	Aeropostale, Inc.[1]	$234,963
38,089	PetSmart, Inc.	1,259,603
5,398	Ross Stores, Inc.	302,288
10,232	TJX Cos., Inc. (The)	474,151

		2,271,005

	Textiles, Apparel & Luxury Goods — 0.7%
8,263	Coach, Inc.	344,980

	Tobacco — 1.8%
44,232	Altria Group, Inc.	937,276

	TOTAL COMMON STOCKS (Cost $40,814,986)	51,191,593

TOTAL INVESTMENTS (Cost $40,814,986)[2]	99.7%	$51,191,593
OTHER ASSETS IN EXCESS OF LIABILITIES	0.3	175,536

NET ASSETS	100.0%	$51,367,129

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $40,814,986.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2010 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2010, industry diversification of the Portfolio was as follows:

	% of
INDUSTRIES:	Net Assets	Value

Computers & Peripherals	7.9%	$4,063,207
Aerospace & Defense	6.4	3,297,539
Communications Equipment	6.0	3,069,391
Internet Software & Services	5.9	3,053,667
Health Care Providers & Services	5.7	2,899,931
Food & Staples Retailing	5.6	2,878,230
Software	5.5	2,847,295
Specialty Retail	4.4	2,271,005
Food Products	4.3	2,182,789
Biotechnology	4.0	2,066,486
Personal Products	4.0	2,033,168
Chemicals	3.8	1,933,810
Semiconductors & Semiconductor Equipment	3.6	1,861,385
Diversified Consumer Services	3.1	1,570,566
Machinery	2.6	1,354,024
Insurance	2.3	1,172,623
Life Sciences Tools & Services	2.2	1,113,348
Health Care Equipment & Supplies	1.8	945,023
IT Services	1.8	937,515
Tobacco	1.8	937,276
Commercial Services & Supplies	1.6	839,486
Media	1.6	808,578
Multi-line Retail	1.6	795,432
Multi-Utilities	1.4	697,997
Energy Equipment & Services	1.3	681,404
Oil, Gas & Consumable Fuels	1.3	644,409
Containers & Packaging	1.2	610,399
Household Durables	1.2	610,116
Capital Markets	1.1	582,720
Consumer Finance	1.1	572,026
Diversified Telecommunication Services	1.1	563,210
Airlines	1.0	530,297
Hotels, Restaurants & Leisure	0.8	422,261
Textiles, Apparel & Luxury Goods	0.7	344,980

TOTAL COMMON STOCKS	99.7%	$51,191,593

TOTAL INVESTMENTS	99.7%	$51,191,593

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — 94.2%
	Aerospace & Defense — 4.8%
2,103	General Dynamics Corp.	$160,585
1,917	L-3 Communications Holdings, Inc.	179,374
3,034	Northrop Grumman Corp.	205,796
2,848	Raytheon Co.	166,038

		711,793

	Airlines — 0.6%
12,340	Hawaiian Holdings, Inc.[1,2]	87,614

	Biotechnology — 1.2%
8,153	Martek Biosciences Corp.[1,2]	179,611

	Building Products — 0.6%
2,213	Universal Forest Products, Inc.[2]	93,057

	Capital Markets — 3.3%
3,965	Ameriprise Financial, Inc.	183,818
3,540	Ares Capital Corp.[2]	56,144
1,200	Franklin Resources, Inc.[2]	138,768
5,100	SEI Investments Co.	114,546

		493,276

	Chemicals — 1.1%
1,922	CF Industries Holdings, Inc.[2]	160,814

	Commercial Banks — 4.4%
6,360	Community Bank System, Inc.[2]	156,901
3,540	Prosperity Bancshares, Inc.[2]	138,839
6,850	Trustmark Corp.[2]	167,688
6,533	United Bankshares, Inc.[2]	189,718

		653,146

	Commercial Services & Supplies — 3.3%
6,049	ATC Technology Corp.[1,2]	123,641
8,022	R.R. Donnelley & Sons Co.	172,393
8,342	Sykes Enterprises, Inc.[1,2]	189,614

		485,648

	Computers & Peripherals — 4.1%
1,100	Apple, Inc.[1]	287,232
558	International Business Machines Corp.	71,982
5,863	Western Digital Corp.[1]	240,911

		600,125

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Construction & Engineering — 1.8%
6,534	EMCOR Group, Inc.[1,2]	$186,611
3,796	KBR, Inc.	83,816

		270,427

	Consumer Finance — 3.2%
4,560	Cash America International, Inc.[2]	168,994
6,980	Ezcorp, Inc. - Class A1,2	144,556
4,486	World Acceptance Corp.[1,2]	158,266

		471,816

	Containers & Packaging — 0.6%
3,443	Pactiv Corp.[1]	87,487

	Diversified Consumer Services — 2.3%
2,811	Apollo Group, Inc. - Class A1	161,380
11,447	Corinthian Colleges, Inc.[1,2]	178,802

		340,182

	Diversified Telecommunication Services — 1.0%
4,960	Verizon Communications, Inc.	143,294

	Electric Utilities — 0.8%
3,276	FirstEnergy Corp.[2]	124,062

	Electrical Equipment — 1.4%
1,705	A. O. Smith Corp.[2]	88,029
4,877	EnerSys[1,2]	126,217

		214,246

	Energy Equipment & Services — 2.1%
1,583	Diamond Offshore Drilling, Inc.[2]	125,215
2,848	Oceaneering International, Inc.[1,2]	186,544

		311,759

	Food & Staples Retailing — 1.5%
5,751	BJ’s Wholesale Club, Inc.[1,2]	220,148

	Food Products — 2.0%
8,432	Darling International, Inc.[1,2]	80,020
1,638	Lancaster Colony Corp.[2]	90,041
1,973	Ralcorp Holdings, Inc.[1,2]	131,303

		301,364

	Gas Utilities — 0.9%
3,036	Nicor, Inc.[2]	132,096

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Health Care Providers & Services — 2.8%
5,323	Aetna, Inc.	$157,295
3,860	McKesson Corp.	250,166

		407,461

	Hotels, Restaurants & Leisure — 1.9%
6,663	Papa John’s International, Inc.[1,2]	182,566
3,680	Wyndham Worldwide Corp.[2]	98,661

		281,227

	Household Durables — 3.4%
6,840	American Greetings Corp. - Class A2	167,990
4,000	Garmin, Ltd.[2]	149,520
11,186	Newell Rubbermaid, Inc.[2]	190,945

		508,455

	Insurance — 5.4%
2,718	Aflac, Inc.[2]	138,509
6,626	American Financial Group, Inc.	195,003
3,201	Chubb Corp. (The)	169,237
6,105	HCC Insurance Holdings, Inc.	165,995
5,565	Unum Group[2]	136,176

		804,920

	Internet Software & Services — 2.0%
2,494	AOL, Inc.[1]	58,260
9,720	eBay, Inc.[1]	231,433

		289,693

	IT Services — 1.0%
8,227	SAIC, Inc.[1,2]	143,232

	Life Sciences Tools & Services — 3.3%
4,653	PerkinElmer, Inc.	116,558
6,140	Pharmaceutical Product Development, Inc.	168,850
3,700	Thermo Fisher Scientific, Inc.[1]	204,536

		489,944

	Machinery — 6.7%
5,007	Crane Co.	179,952
23,117	Force Protection, Inc.[1,2]	123,676
4,540	Joy Global, Inc.	257,917
6,868	Mueller Industries, Inc.	203,636
6,440	Timken Co. (The)	226,559

		991,740

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Media — 5.2%
3,443	CBS Corp. - Class B2	$55,811
14,840	Comcast Corp. - Class A	292,942
4,244	DIRECTV - Class A1,2	153,760
15,319	Gannett Co., Inc.[2]	260,729

		763,242

	Multi-line Retail — 3.2%
5,212	Big Lots, Inc.[1,2]	199,099
4,563	Dollar Tree, Inc.[1,2]	277,065

		476,164

	Oil, Gas & Consumable Fuels — 3.0%
2,978	Chevron Corp.	242,528
3,053	Exxon Mobil Corp.[2]	207,146

		449,674

	Paper & Forest Products — 1.4%
7,966	International Paper Co.	213,011

	Personal Products — 2.0%
2,718	Estee Lauder Companies (The) - Class A2	179,171
3,872	Nu Skin Enterprises, Inc. - Class A	116,392

		295,563

	Pharmaceuticals — 2.4%
8,246	Endo Pharmaceuticals Holdings, Inc.[1]	180,587
5,400	Forest Laboratories, Inc.[1]	147,204
2,300	King Pharmaceuticals, Inc.[1]	22,540

		350,331

	Real Estate Investment Trusts — 1.5%
12,100	Brandywine Realty Trust[2]	154,154
2,500	Hospitality Properties Trust[2]	66,225

		220,379

	Semiconductors & Semiconductor Equipment — 2.7%
7,680	Broadcom Corp. - Class A	264,883
5,119	Texas Instruments, Inc.	133,145

		398,028

	Software — 2.8%
10,480	CA, Inc.	239,049
9,586	Quest Software, Inc.[1,2]	168,042

		407,091

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Shares/
Face Amount		Value

COMMON STOCKS* — (Continued)
	Specialty Retail — 1.9%
6,120	Best Buy Co., Inc.[1,2]	$279,072

	Textiles, Apparel & Luxury Goods — 0.6%
2,800	Carter’s, Inc.[1]	90,216

	TOTAL COMMON STOCKS (Cost $11,042,163)	13,941,408

REPURCHASE AGREEMENT* — 3.4%
$499,178	With State Street Bank & Trust Co., dated 4/30/10, 0.01%, principal and interest in the amount of $499,178 due 5/3/10, (collateralized by a FNR security with a par value of $495,060, coupon rate of 4.000%, due 11/25/39, market value of $511,211)	499,178

	TOTAL REPURCHASE AGREEMENTS (Cost $499,178)	499,178

INVESTMENT OF SECURITY LENDING COLLATERAL* — 31.4%
4,644,238	State Street Navigator Securities Lending Prime Portfolio	4,644,238

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $4,644,238)	4,644,238

TOTAL LONG INVESTMENTS (Cost $16,185,579)	129.0%	$19,084,824

COMMON STOCKS SOLD SHORT* — (61.0)%
	Aerospace & Defense — (2.3)%
(6,124)	Moog, Inc. - Class A1	(227,629)
(2,140)	TransDigm Group, Inc.	(118,278)

		(345,907)

	Biotechnology — (3.1)%
(6,235)	Regeneron Pharmaceuticals, Inc.[1]	(159,180)
(2,569)	United Therapeutics Corp.[1]	(146,150)
(4,076)	Vertex Pharmaceuticals, Inc.[1]	(158,026)

		(463,356)

	Capital Markets — (1.1)%
(3,015)	Northern Trust Corp.	(165,765)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Shares		Value

	Chemicals — (1.7)%
(2,220)	Monsanto Co.	$(139,993)
(2,271)	Mosaic Co. (The)	(116,139)

		(256,132)

	Commercial Banks — (4.9)%
(10,480)	Associated Banc-Corp	(152,274)
(32,349)	CapitalSource, Inc.	(193,124)
(2,480)	IBERIABANK Corp.	(152,867)
(8,980)	TCF Financial Corp.	(167,297)
(1,460)	Wintrust Financial Corp.	(54,458)

		(720,020)

	Commercial Services & Supplies — (1.2)%
(2,755)	Clean Harbors, Inc.[1]	(174,750)

	Communications Equipment — (0.3)%
(1,400)	Comtech Telecommunications Corp.[1]	(43,736)

	Construction Materials — (0.8)%
(3,620)	Eagle Materials, Inc.	(115,369)

	Consumer Finance — (1.0)%
(6,140)	Dollar Financial Corp.[1]	(143,737)

	Distributors — (1.1)%
(7,560)	LKQ Corp.[1]	(159,214)

	Diversified Financial Services — (2.5)%
(7,240)	Leucadia National Corp.[1]	(183,244)
(5,212)	Pico Holdings, Inc.[1]	(185,287)

		(368,531)
	Electric Utilities — (0.4)%
(3,034)	Empire District Electric Co. (The)	(59,193)

	Electrical Equipment — (1.3)%
(4,504)	AMETEK, Inc.	(194,798)

	Electronic Equipment, Instruments & Components — (1.3)%
(5,751)	DTS, Inc.[1]	(191,163)

	Gas Utilities — (1.0)%
(3,592)	EQT Corp.	(156,216)

	Health Care Equipment & Supplies — (1.0)%
(3,740)	Inverness Medical Innovations, Inc.[1]	(148,777)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Shares		Value

	Hotels, Restaurants & Leisure — (3.6)%
(6,900)	Choice Hotels International, Inc.	$(250,539)
(20,474)	Pinnacle Entertainment, Inc.[1]	(277,013)

		(527,552)

	Household Durables — (1.4)%
(8,934)	Toll Brothers, Inc.[1]	(201,640)

	Industrial Conglomerates — (1.0)%
(6,980)	Otter Tail Corp.	(155,096)

	Insurance — (1.0)%
(13,020)	Hilltop Holdings, Inc.[1]	(152,725)

	Machinery — (8.9)%
(2,866)	Caterpillar, Inc.	(195,146)
(4,970)	CLARCOR, Inc.	(187,965)
(2,440)	Deere & Co.	(145,961)
(4,728)	Kaydon Corp.	(196,827)
(2,792)	Nordson Corp.	(200,521)
(2,680)	Paccar, Inc.	(124,674)
(8,246)	RBC Bearings, Inc.[1]	(260,244)

		(1,311,338)

	Media — (3.3)%
(3,120)	DreamWorks Animation SKG, Inc. - Class A1	(123,833)
(3,160)	Morningstar, Inc.[1]	(148,552)
(428)	Washington Post Co. (The)	(217,064)

		(489,449)

	Oil, Gas & Consumable Fuels — (2.7)%
(5,603)	Carrizo Oil & Gas, Inc.[1]	(122,930)
(1,712)	Comstock Resources, Inc.[1]	(54,887)
(17,050)	Crosstex Energy, Inc.[1]	(153,961)
(560)	Noble Energy, Inc.	(42,784)
(460)	Range Resources Corp.	(21,970)

		(396,532)

	Personal Products — (1.1)%
(5,480)	Alberto-Culver Co.	(157,824)

	Pharmaceuticals — (1.1)%
(2,606)	Allergan, Inc.	(165,976)

	Professional Services — (1.1)%
(2,066)	Dun & Bradstreet Corp. (The)	(159,020)

	Real Estate Investment Trusts — (1.9)%
(14,139)	UDR, Inc.	(287,163)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Shares		Value

	Semiconductors & Semiconductor Equipment — (0.9)%
(8,660)	Formfactor, Inc.[1]	$(129,987)

	Software — (3.2)%
(12,787)	EPIQ Systems, Inc.[1]	(154,083)
(4,821)	Netscout Systems, Inc.[1]	(70,001)
(2,829)	Synopsys, Inc.[1]	(64,247)
(10,200)	Tivo, Inc.[1]	(178,704)

		(467,035)

	Specialty Retail — (2.8)%
(28,459)	Bebe Stores, Inc.	(234,502)
(3,760)	O’Reilly Automotive, Inc.[1]	(183,827)

		(418,329)

	Textiles, Apparel & Luxury Goods — (1.5)%
(4,020)	Columbia Sportswear Co.	(223,271)

	Water and Sewer — (0.5)%
(1,861)	California Water Service Group	(72,077)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(8,931,629))	(9,021,678)

TOTAL SHORT INVESTMENTS (Proceeds $(8,931,629))	(61.0)%	$(9,021,678)

TOTAL INVESTMENTS (Cost $7,253,950) [3]	68.0%	$10,063,146
OTHER ASSETS IN EXCESS OF LIABILITIES	32.0	4,735,138

NET ASSETS	100.0%	$14,798,284

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 5.
[3]	Aggregate cost for federal tax purposes was $7,360,021.
Abbreviations:
FNR — Federal National Mortgage Association REMIC

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2010, industry diversification of the Portfolio was as follows:

	% of
	Net Assets	Value

INDUSTRIES:
Long Positions:
Machinery	6.7%	$991,740
Insurance	5.4	804,920
Media	5.2	763,242
Aerospace & Defense	4.8	711,793
Commercial Banks	4.4	653,146
Computers & Peripherals	4.1	600,125
Household Durables	3.4	508,455
Capital Markets	3.3	493,276
Life Sciences Tools & Services	3.3	489,944
Commercial Services & Supplies	3.3	485,648
Multi-line Retail	3.2	476,164
Consumer Finance	3.2	471,816
Oil, Gas & Consumable Fuels	3.0	449,674
Health Care Providers & Services	2.8	407,461
Software	2.8	407,091
Semiconductors & Semiconductor Equipment	2.7	398,028
Pharmaceuticals	2.4	350,331
Diversified Consumer Services	2.3	340,182
Energy Equipment & Services	2.1	311,759
Food Products	2.0	301,364
Personal Products	2.0	295,563
Internet Software & Services	2.0	289,693
Hotels, Restaurants & Leisure	1.9	281,227
Specialty Retail	1.9	279,072
Construction & Engineering	1.8	270,427
Real Estate Investment Trusts	1.5	220,379
Food & Staples Retailing	1.5	220,148
Electrical Equipment	1.4	214,246
Paper & Forest Products	1.4	213,011
Biotechnology	1.2	179,611
Chemicals	1.1	160,814
Diversified Telecommunication Services	1.0	143,294
IT Services	1.0	143,232
Gas Utilities	0.9	132,096
Electric Utilities	0.8	124,062
Building Products	0.6	93,057
Textiles, Apparel & Luxury Goods	0.6	90,216
Airlines	0.6	87,614
Containers & Packaging	0.6	87,487

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2010 — (Unaudited)

	% of
	Net Assets	Value

Short Positions:
Communications Equipment	(0.3)%	$(43,736)
Electric Utilities	(0.4)	(59,193)
Water and Sewer	(0.5)	(72,077)
Construction Materials	(0.8)	(115,369)
Semiconductors & Semiconductor Equipment	(0.9)	(129,987)
Consumer Finance	(1.0)	(143,737)
Health Care Equipment & Supplies	(1.0)	(148,777)
Insurance	(1.0)	(152,725)
Industrial Conglomerates	(1.0)	(155,096)
Gas Utilities	(1.0)	(156,216)
Personal Products	(1.1)	(157,824)
Professional Services	(1.1)	(159,020)
Distributors	(1.1)	(159,214)
Capital Markets	(1.1)	(165,765)
Pharmaceuticals	(1.1)	(165,976)
Commercial Services & Supplies	(1.2)	(174,750)
Electronic Equipment, Instruments & Components	(1.3)	(191,163)
Electrical Equipment	(1.3)	(194,798)
Household Durables	(1.4)	(201,640)
Textiles, Apparel & Luxury Goods	(1.5)	(223,271)
Chemicals	(1.7)	(256,132)
Real Estate Investment Trusts	(1.9)	(287,163)
Aerospace & Defense	(2.3)	(345,907)
Diversified Financial Services	(2.5)	(368,531)
Oil, Gas & Consumable Fuels	(2.7)	(396,532)
Specialty Retail	(2.8)	(418,329)
Biotechnology	(3.1)	(463,356)
Software	(3.2)	(467,035)
Media	(3.3)	(489,449)
Hotels, Restaurants & Leisure	(3.6)	(527,552)
Commercial Banks	(4.9)	(720,020)
Machinery	(8.9)	(1,311,338)

TOTAL COMMON STOCKS	33.2%	$4,919,730
REPURCHASE AGREEMENT	3.4	499,178
INVESTMENTS OF SECURITY LENDING COLLATERAL	31.4	4,644,238

TOTAL INVESTMENTS	68.0%	$10,063,146

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — 124.1%
	Aerospace & Defense — 4.0%
3,696	L-3 Communications Holdings, Inc.	$345,835
5,440	Northrop Grumman Corp.	368,995
6,613	Raytheon Co.	385,538

		1,100,368

	Air Freight & Logistics — 0.8%
4,120	Atlas Air Worldwide Holdings, Inc.[1,2,3]	227,712

	Airlines — 0.2%
4,360	Skywest, Inc.[2,3]	65,313

	Building Products — 1.3%
8,671	Universal Forest Products, Inc.[3]	364,615

	Capital Markets — 0.8%
4,960	Ameriprise Financial, Inc.	229,946

	Chemicals — 2.4%
4,526	CF Industries Holdings, Inc.	378,690
2,162	Eastman Chemical Co.	144,681
1,606	Lubrizol Corp. (The)[3]	145,086

		668,457

	Commercial Services & Supplies — 1.5%
6,920	R.R. Donnelley & Sons Co.[3]	148,711
11,672	Sykes Enterprises, Inc.[1,2,3]	265,304

		414,015

	Communications Equipment — 3.4%
22,648	Arris Group, Inc.[1,2,3]	278,344
7,360	F5 Networks, Inc.[1,2]	503,645
16,740	Tellabs, Inc.	151,999

		933,988

	Computers & Peripherals — 6.7%
2,080	Apple, Inc.[1]	543,130
6,467	Hewlett-Packard Co.	336,090
16,515	Teradata Corp.[1]	480,091
11,380	Western Digital Corp.[1]	467,604

		1,826,915

	Construction & Engineering — 3.9%
13,102	EMCOR Group, Inc.[1]	374,193
16,001	KBR, Inc.	353,302
6,362	URS Corp.[1]	326,689

		1,054,184

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Consumer Finance — 2.0%
4,577	Cash America International, Inc.[2,3]	$169,623
13,248	Ezcorp, Inc. - Class A1,2	274,366
2,688	World Acceptance Corp.[1,2,3]	94,833

		538,822

	Containers & Packaging — 1.0%
10,220	Pactiv Corp.[1]	259,690

	Diversified Consumer Services — 1.9%
1,840	Apollo Group, Inc. - Class A1	105,634
2,700	Career Education Corp.[1,2,3]	79,029
21,333	Corinthian Colleges, Inc.[1,2,3]	333,222

		517,885

	Diversified Financial Services — 0.7%
8,240	Moody’s Corp.[2,3]	203,693

	Diversified Telecommunication Services — 0.7%
6,620	Verizon Communications, Inc.	191,252

	Electric Utilities — 1.2%
9,740	Edison International	334,764

	Electronic Equipment, Instruments & Components — 2.1%
3,128	Arrow Electronics, Inc.[1]	95,404
18,480	Ingram Micro, Inc. - Class A1	335,597
3,080	Tech Data Corp.[1,2]	132,132

		563,133

	Energy Equipment & Services — 2.9%
3,342	Baker Hughes, Inc.[2,3]	166,298
7,832	National Oilwell Varco, Inc.	344,843
6,440	Rowan Cos., Inc.[1,2,3]	191,912
940	SEACOR Holdings, Inc.[1,3]	79,120

		782,173

	Food & Staples Retailing — 2.1%
6,044	BJ’s Wholesale Club, Inc.[1,2,3]	231,364
10,771	United Natural Foods, Inc.[1]	330,562

		561,926

	Food Products — 4.6%
7,620	Archer-Daniels-Midland Co.	212,903
10,456	ConAgra Foods, Inc.	255,858
30,460	Darling International, Inc.[1,2,3]	289,065

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Food Products — (Continued)
18,791	Del Monte Foods Co.[2]	$280,738
4,100	Lancaster Colony Corp.[2,3]	225,377

		1,263,941

	Gas Utilities — 1.2%
8,467	AGL Resources, Inc.	334,531

	Health Care Equipment & Supplies — 2.2%
10,520	Align Technology, Inc.[1,2,3]	178,630
20,220	Immucor, Inc.[1,2,3]	432,910

		611,540

	Health Care Providers & Services — 7.3%
5,123	Aetna, Inc.	151,385
8,566	Cardinal Health, Inc.	297,155
10,620	Catalyst Health Solutions, Inc.[1,2,3]	449,332
3,738	CIGNA Corp.	119,840
9,175	Coventry Health Care, Inc.[1,2]	217,814
4,746	Humana, Inc.[1]	216,987
3,800	McKesson Corp.	246,278
5,417	WellPoint, Inc.[1]	291,435

		1,990,226

	Hotels, Restaurants & Leisure — 1.1%
3,738	Starbucks Corp.[2,3]	97,113
7,712	Wyndham Worldwide Corp.[2]	206,759

		303,872

	Household Durables — 0.3%
3,601	American Greetings Corp. - Class A2	88,441

	Independent Power Producers & Energy Traders — 1.2%
9,200	Constellation Energy Group, Inc.	325,220

	Industrial Conglomerates — 1.2%
8,713	Carlisle Cos., Inc.[3]	328,741

	Insurance — 13.3%
8,540	Aflac, Inc.[3]	435,198
10,309	American Financial Group, Inc.	303,394
3,120	Arch Capital Group, Ltd.[1]	235,810
9,701	Aspen Insurance Holdings, Ltd.[2,3]	261,733
2,897	Chubb Corp. (The)[2]	153,164
3,359	Delphi Financial Group, Inc. - Class A2	92,373
2,240	Everest Re Group, Ltd.	171,696
10,604	HCC Insurance Holdings, Inc.	288,323

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Insurance — (Continued)
1,428	PartnerRe, Ltd.[2,3]	$110,784
17,154	Progressive Corp. (The)	344,624
4,200	Torchmark Corp.[2,3]	224,868
3,066	Transatlantic Holdings, Inc.	152,472
6,257	Travelers Cos., Inc. (The)	317,480
12,156	Unitrin, Inc.	355,563
8,000	Unum Group[2]	195,760

		3,643,242

	Internet Software & Services — 1.7%
4,997	AOL, Inc.[1,2]	116,730
14,152	eBay, Inc.[1]	336,959

		453,689

	IT Services — 1.9%
4,431	Computer Sciences Corp.[1,2]	232,140
11,680	SAIC, Inc.[1,2]	203,349
5,094	TeleTech Holdings, Inc.[1,2,3]	84,306

		519,795

	Machinery — 4.4%
2,340	Crane Co.	84,100
4,280	Flowserve Corp.	490,402
7,880	Joy Global, Inc.	447,663
6,874	Trinity Industries, Inc.[2,3]	171,094

		1,193,259

	Media — 6.0%
10,240	CBS Corp. - Class B	165,990
19,253	Comcast Corp. - Class A3	380,054
9,280	DIRECTV - Class A1,3	336,214
19,682	Gannett Co., Inc.[2]	334,988
4,200	News Corp. - Class B3	74,718
10,420	Time Warner, Inc.	344,694

		1,636,658

	Multi-line Retail — 2.7%
9,480	Big Lots, Inc.[1,3]	362,136
6,200	Dollar Tree, Inc.[1,2,3]	376,464

		738,600

	Office Electronics — 1.1%
27,211	Xerox Corp.[3]	296,600

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Oil, Gas & Consumable Fuels — 6.5%
5,672	Chevron Corp.	$461,928
7,360	ConocoPhillips	435,638
4,242	Exxon Mobil Corp.[2]	287,820
4,682	Murphy Oil Corp.	281,622
4,598	Peabody Energy Corp.	214,818
2,855	World Fuel Services Corp.[2,3]	81,168

		1,762,994

	Paper & Forest Products — 2.2%
2,331	Domtar Corp.[1,2]	165,128
11,464	International Paper Co.	306,548
5,060	MeadWestvaco Corp.[2,3]	137,480

		609,156

	Personal Products — 3.3%
5,270	Estee Lauder Companies (The) - Class A	347,399
5,234	NBTY, Inc.[1,3]	212,919
11,023	Nu Skin Enterprises, Inc. - Class A	331,351

		891,669

	Pharmaceuticals — 3.7%
18,560	Endo Pharmaceuticals Holdings, Inc.[1]	406,464
12,787	Forest Laboratories, Inc.[1]	348,574
6,260	Watson Pharmaceuticals, Inc.[1]	268,053

		1,023,091

	Real Estate Investment Trusts — 5.0%
7,920	Annaly Capital Management, Inc.[2,3]	134,244
5,040	Apartment Investment & Management Co. - Class A2,3	112,946
8,640	Brandywine Realty Trust[2]	110,074
14,152	Hospitality Properties Trust[3]	374,886
35,484	HRPT Properties Trust	278,195
6,200	Mid-America Apartment Communities, Inc.	342,674

		1,353,019

	Road & Rail — 0.4%
4,284	Werner Enterprises, Inc.[2,3]	96,047

	Semiconductors & Semiconductor Equipment — 2.7%
12,785	Broadcom Corp. - Class A	440,955
9,020	Micrel, Inc.[2,3]	105,263
8,400	Skyworks Solutions, Inc.[1,2,3]	141,456
1,911	Texas Instruments, Inc.	49,705

		737,379

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Shares/
Face
Amount		Value

COMMON STOCKS* — (Continued)
	Software — 3.5%
6,920	CA, Inc.	$157,845
11,233	Jack Henry & Associates, Inc.[2]	286,666
43,740	TIBCO Software, Inc.[1,2]	498,636

		943,147

	Specialty Retail — 5.7%
8,777	Best Buy Co., Inc.[1,2,3]	400,231
15,894	Gap, Inc. (The)[2,3]	393,058
4,284	PetSmart, Inc.	141,672
7,223	RadioShack Corp.	155,656
4,900	Staples, Inc.[2,3]	115,297
7,700	TJX Cos., Inc. (The)	356,818

		1,562,732

	Textiles, Apparel & Luxury Goods — 0.3%
1,960	Coach, Inc.[2,3]	81,830

	Wireless Telecommunication Services — 1.0%
7,860	Telephone & Data Systems, Inc.[3]	272,428

	TOTAL COMMON STOCKS (Cost $27,422,132)	33,900,698

REPURCHASE AGREEMENT* — 1.5%
$413,017	With State Street Bank and Trust Co., dated 4/30/10, 0.01%, principal and interest in the amount of $413,017, due 5/3/10 (collateralized by a FNR security with a par value of $412,550, coupon rate of 4.000%, due 11/25/39, market value of $426,009)	413,017

	TOTAL REPURCHASE AGREEMENT (Cost $413,017)	413,017

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 6.0%
1,656,128	State Street Navigator Securities Lending Portfolio	1,656,128

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $1,656,128)	1,656,128

TOTAL LONG INVESTMENTS (Cost $29,491,277)	131.6%	$35,969,843

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (24.9)%
	Aerospace & Defense — (0.5)%
(3,960)	Moog, Inc. - Class A1	$(147,193)

	Air Freight & Logistics — (0.4)%
(1,539)	United Parcel Service, Inc. - Class B	(106,407)

	Biotechnology — (0.7)%
(3,510)	Regeneron Pharmaceuticals, Inc.[1]	(89,610)
(2,504)	Vertex Pharmaceuticals, Inc.[1]	(97,080)

		(186,690)

	Capital Markets — (1.1)%
(3,407)	Morgan Stanley	(102,960)
(1,929)	Northern Trust Corp.	(106,056)
(2,319)	State Street Corp.	(100,877)

		(309,893)

	Chemicals — (0.6)%
(1,580)	Monsanto Co.	(99,635)
(1,440)	Mosaic Co. (The)	(73,641)

		(173,276)

	Commercial Services & Supplies — (1.0)%
(3,223)	Clean Harbors, Inc.[1]	(204,435)
(1,950)	Copart, Inc.[1]	(69,595)

		(274,030)

	Communications Equipment — (0.4)%
(3,243)	Comtech Telecommunications Corp.[1]	(101,311)

	Consumer Finance — (0.4)%
(4,413)	Dollar Financial Corp.[1]	(103,308)

	Distributors — (0.4)%
(5,378)	LKQ Corp.[1]	(113,261)

	Diversified Consumer Services — (0.3)%
(2,529)	Matthews International Corp. - Class A	(88,515)

	Diversified Financial Services — (1.2)%
(23,260)	Citigroup, Inc.[1]	(101,646)
(328)	CME Group, Inc.	(107,719)
(4,700)	Leucadia National Corp.[1]	(118,957)

		(328,322)

	Electronic Equipment, Instruments & Components — (0.4)%
(3,264)	DTS, Inc.[1]	(108,495)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Hotels, Restaurants & Leisure — (1.1)%
(2,566)	Bally Technologies, Inc.[1]	$(118,344)
(2,720)	Choice Hotels International, Inc.	(98,763)
(2,792)	International Speedway Corp. - Class A	(85,324)

		(302,431)

	Industrial Conglomerates — (0.3)%
(3,715)	Otter Tail Corp.	(82,547)

	Internet Software & Services — (1.1)%
(944)	Equinix, Inc.[1]	(95,014)
(3,780)	GSI Commerce, Inc.[1]	(103,005)
(14,327)	Terremark Worldwide, Inc.[1]	(102,724)

		(300,743)

	IT Services — (1.2)%
(3,900)	NeuStar, Inc. - Class A1	(95,433)
(2,874)	Syntel, Inc.	(103,809)
(4,434)	TNS, Inc.[1]	(115,062)

		(314,304)

	Life Sciences Tools & Services — (0.4)%
(1,000)	Bio-Rad Laboratories, Inc. - Class A1	(111,690)

	Machinery — (2.4)%
(1,539)	Caterpillar, Inc.	(104,790)
(3,223)	CLARCOR, Inc.	(121,894)
(1,786)	Illinois Tool Works, Inc.	(91,265)
(2,900)	Kaydon Corp.	(120,727)
(1,745)	Paccar, Inc.	(81,177)
(4,201)	RBC Bearings, Inc.[1]	(132,584)

		(652,437)

	Media — (0.9)%
(3,202)	Interactive Data Corp.	(107,171)
(246)	Washington Post Co. (The)	(124,761)

		(231,932)

	Oil, Gas & Consumable Fuels — (0.7)%
(2,340)	Comstock Resources, Inc.[1]	(75,021)
(2,580)	St. Mary Land & Exploration Co.	(103,819)

		(178,840)

	Pharmaceuticals — (0.4)%
(1,560)	Allergan, Inc.	(99,357)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Professional Services — (0.3)%
(1,088)	Dun & Bradstreet Corp. (The)	$(83,743)

	Real Estate Investment Trusts — (2.6)%
(1,170)	AvalonBay Communities, Inc.	(121,727)
(2,402)	Camden Property Trust	(116,329)
(1,909)	Equity Lifestyle Properties, Inc.	(105,968)
(1,108)	Essex Property Trust, Inc.	(117,248)
(6,999)	Prologis	(92,177)
(8,296)	UDR, Inc.	(168,492)

		(721,941)

	Road & Rail — (0.7)%
(2,812)	Genesee & Wyoming, Inc. - Class A1	(109,949)
(1,539)	Norfolk Southern Corp.	(91,309)

		(201,258)

	Semiconductors & Semiconductor Equipment — (0.9)%
(3,320)	FEI Co.[1]	(74,700)
(4,740)	Formfactor, Inc.[1]	(71,147)
(7,205)	Ultratech, Inc.[1]	(105,842)

		(251,689)

	Software — (2.9)%
(2,100)	Blackboard, Inc.[1]	(89,355)
(2,160)	Concur Technologies, Inc.[1]	(90,526)
(6,425)	Netscout Systems, Inc.[1]	(93,291)
(2,648)	Pegasystems, Inc.	(83,862)
(2,976)	Rovi Corp.[1]	(116,005)
(1,232)	Salesforce.com, Inc.[1]	(105,459)
(4,044)	Taleo Corp. - Class A1	(105,063)
(3,120)	Ultimate Software Group, Inc.[1]	(104,364)

		(787,925)

	Specialty Retail — (1.2)%
(4,770)	Aaron’s Rents, Inc.	(107,659)
(12,220)	Bebe Stores, Inc.	(100,693)
(2,627)	O’Reilly Automotive, Inc.[1]	(128,434)

		(336,786)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Textiles, Apparel & Luxury Goods — (0.4)%
(1,211)	Polo Ralph Lauren Corp.	$(108,869)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(6,672,234))	(6,807,193)

TOTAL SHORT INVESTMENTS (Proceeds $(6,672,234))	(24.9)%	$(6,807,193)

TOTAL INVESTMENTS (Cost $22,819,043)[4]	106.7%	$29,162,650
LIABILITIES IN EXCESS OF OTHER ASSETS	(6.7)	(1,840,496)

NET ASSETS	100.0%	$27,322,154

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 5.
[3]	All or a portion of security pledged as collateral for securities sold short.
[4]	Aggregate cost for federal tax purposes was $22,965,724.
Abbreviations:
FNR — Federal National Mortgage Association REMIC

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2010, industry diversification of the Portfolio was as follows:
	% of
	Net Assets	Value

INDUSTRIES:
Long Positions:
Insurance	13.3%	$3,643,242
Health Care Providers & Services	7.3	1,990,226
Computers & Peripherals	6.7	1,826,915
Oil, Gas & Consumable Fuels	6.5	1,762,994
Media	6.0	1,636,658
Specialty Retail	5.7	1,562,732
Real Estate Investment Trusts	5.0	1,353,019
Food Products	4.6	1,263,941
Machinery	4.4	1,193,259
Aerospace & Defense	4.0	1,100,368
Construction & Engineering	3.9	1,054,184
Pharmaceuticals	3.7	1,023,091
Software	3.5	943,147
Communications Equipment	3.4	933,988
Personal Products	3.3	891,669
Energy Equipment & Services	2.9	782,173
Multi-line Retail	2.7	738,600
Semiconductors & Semiconductor Equipment	2.7	737,379
Chemicals	2.4	668,457
Health Care Equipment & Supplies	2.2	611,540
Paper & Forest Products	2.2	609,156
Electronic Equipment, Instruments & Components	2.1	563,133
Food & Staples Retailing	2.1	561,926
Consumer Finance	2.0	538,822
IT Services	1.9	519,795
Diversified Consumer Services	1.9	517,885
Internet Software & Services	1.7	453,689
Commercial Services & Supplies	1.5	414,015
Building Products	1.3	364,615
Electric Utilities	1.2	334,764
Gas Utilities	1.2	334,531
Industrial Conglomerates	1.2	328,741
Independent Power Producers & Energy Traders	1.2	325,220
Hotels, Restaurants & Leisure	1.1	303,872
Office Electronics	1.1	296,600
Wireless Telecommunication Services	1.0	272,428
Containers & Packaging	1.0	259,690
Capital Markets	0.8	229,946

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2010 — (Unaudited)

On April 30, 2010, industry diversification of the Portfolio was as follows:
	% of
	Net Assets	Value

Air Freight & Logistics	0.8%	$227,712
Diversified Financial Services	0.7	203,693
Diversified Telecommunication Services	0.7	191,252
Road & Rail	0.4	96,047
Household Durables	0.3	88,441
Textiles, Apparel & Luxury Goods	0.3	81,830
Airlines	0.2	65,313
Short Positions:
Industrial Conglomerates	(0.3)	(82,547)
Professional Services	(0.3)	(83,743)
Diversified Consumer Services	(0.3)	(88,515)
Pharmaceuticals	(0.4)	(99,357)
Communications Equipment	(0.4)	(101,311)
Consumer Finance	(0.4)	(103,308)
Air Freight & Logistics	(0.4)	(106,407)
Electronic Equipment, Instruments & Components	(0.4)	(108,495)
Textiles, Apparel & Luxury Goods	(0.4)	(108,869)
Life Sciences Tools & Services	(0.4)	(111,690)
Distributors	(0.4)	(113,261)
Aerospace & Defense	(0.5)	(147,193)
Chemicals	(0.6)	(173,276)
Oil, Gas & Consumable Fuels	(0.7)	(178,840)
Biotechnology	(0.7)	(186,690)
Road & Rail	(0.7)	(201,258)
Media	(0.9)	(231,932)
Semiconductors & Semiconductor Equipment	(0.9)	(251,689)
Commercial Services & Supplies	(1.0)	(274,030)
Internet Software & Services	(1.1)	(300,743)
Hotels, Restaurants & Leisure	(1.1)	(302,431)
Capital Markets	(1.1)	(309,893)
IT Services	(1.2)	(314,304)
Diversified Financial Services	(1.2)	(328,322)
Specialty Retail	(1.2)	(336,786)
Machinery	(2.4)	(652,437)
Real Estate Investment Trusts	(2.6)	(721,941)
Software	(2.9)	(787,925)

TOTAL COMMON STOCKS	99.2%	$27,093,505
REPURCHASE AGREEMENT	1.5	413,017
INVESTMENTS OF SECURITY LENDING COLLATERAL	6.0	1,656,128

TOTAL INVESTMENTS	106.7%	$29,162,650

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited)

1.	Organization and Significant Accounting Policies

The Glenmede Fund, Inc. (the “Fund”) consists of thirteen active portfolios: the Government Cash Portfolio, the Tax-Exempt Cash Portfolio, the Core Fixed Income Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Large Cap Value Portfolio, the International Portfolio, the Philadelphia International Fund, the U.S. Emerging Growth Portfolio, the Large Cap 100 Portfolio, the Large Cap Growth Portfolio, the Long/Short Portfolio and the Total Market Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Valuation of Securities: As permitted under Rule 2a-7 of the 1940 Act, securities held by the Government Cash Portfolio and Tax-Exempt Cash Portfolio are valued by the “amortized cost” method of valuation, which approximates current value. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.

Equity securities listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”). Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price. Securities listed on a foreign exchange and unlisted foreign securities are valued at the last quoted sales price available before the time when assets are valued.

Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price is used. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities. Debt securities purchased by non-money market Portfolios with remaining maturities of 60 days or less are valued at

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

amortized cost. Securities with remaining maturities exceeding 60 days are valued at their market or fair value until the 61st day prior to maturity and are valued at amortized cost thereafter.

When market quotations are not readily available or events occur that make established valuation methods unreliable, securities and other assets are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors of the Fund (the “Board”). The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. In that regard, at April 30, 2010 substantially all foreign equity securities held by the International Portfolio and Philadelphia International Fund were fair valued using valuations provided by an independent valuation service.

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards ASC 820, “Fair Value Measurements” (“ASC 820”). ASC 820 defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others) or valuations based on quoted prices in markets that are not active; and

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.

The Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, and Total Market Portfolio had all long-term investments with corresponding industries at Level 1 and all short-term investments at Level 2, at April 30, 2010. The Tax-Exempt Portfolio had all long-term and short-term investments with corresponding industries at Level 2 at April 30, 2010.

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

The following is a summary of the inputs used as of April 30, 2010 in valuing the assets and liabilities of the Government Cash Portfolio, Core Fixed Income Portfolio, International Portfolio and Philadelphia International Fund for which fair valuation was used:

Government Cash Portfolio

ASSETS VALUATION INPUT

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Agency Discount Notes
Federal Home Loan Mortgage Corporation	$—	$3,963,692	$—	$3,963,692
Federal National Mortgage Association	—	39,966,108	—	39,966,108

Total Agency Discount Notes	—	43,929,800	—	43,929,800

Agency Notes
Federal Farm Credit Bank	—	39,536,946	—	39,536,946
Federal Home Loan Bank	—	180,536,868	—	180,536,868
Federal Home Loan Mortgage Corporation	—	1,523,423	—	1,523,423
Federal National Mortgage Association	—	37,145,843	—	37,145,843

Total Agency Notes	—	258,743,080	—	258,743,080

US Treasury Note
US Treasury Notes	10,041,975	—	—	10,041,975
Government Guaranteed Corporate Notes	—	28,279,100	—	28,279,100
Repurchase Agreements	—	379,620,000	—	379,620,000
Investments of Security Lending Collateral	—	19,381,518	—	19,381,518

Total Investments	10,041,975	729,953,498	—	739,995,473

Total	$10,041,975	$729,953,498	$—	$739,995,473

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

Core Fixed Income Portfolio

ASSETS VALUATION INPUT

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Agency Notes
Federal Home Loan Bank	$24,781,029	$—	$—	$24,781,029

Total Agency Notes	24,781,029	—	—	24,781,029

Mortgage-Backed Securities
Federal Home Loan Mortgage Corporation	—	18,659,830	—	18,659,830
Federal National Mortgage Association	—	38,987,011	—	38,987,011
Government National Mortgage Association	—	34,465,091	—	34,465,091

Total Mortgage-Backed Securities	—	92,111,932	—	92,111,932

Government Guaranteed Corporate Notes	—	18,467,599	—	18,467,599
Corporate Notes	—	182,025,212	—	182,025,212
US Treasury Notes/Bonds	52,704,676	—	—	52,704,676
Repurchase Agreements	—	5,037,396	—	5,037,396
Investments of Security Lending Collateral	—	23,938,103	—	23,938,103

Total Investments	77,485,705	321,580,242	—	399,065,947

Total	$77,485,705	$321,580,242	$—	$399,065,947

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Notes to Financial Statements (Unaudited) — (Continued)

International Portfolio

ASSETS VALUATION INPUT

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
United Kingdom	$505,871	$86,612,169	$73,559	$87,191,599
Japan	4,835,386	66,140,713	—	70,976,099
Germany	—	41,843,105	—	41,843,105
France	—	40,375,788	—	40,375,788
Switzerland	—	23,533,161	—	23,533,161
Italy	—	15,189,742	—	15,189,742
China	6,782,900	6,865,709	—	13,648,609
Spain	7,166,305	5,643,929	—	12,810,234
Norway	—	11,715,709	—	11,715,709
Australia	—	11,667,653	—	11,667,653
Brazil	10,061,735	—	—	10,061,735
Netherlands	1,218,097	8,508,850	—	9,726,947
Greece	—	7,863,535	—	7,863,535
Singapore	—	6,043,657	—	6,043,657
Hong Kong	—	5,090,364	—	5,090,364
Sweden	—	4,779,734	—	4,779,734
Taiwan	—	4,477,134	—	4,477,134
Mexico	4,155,574	—	—	4,155,574
Canada	4,118,945	—	—	4,118,945
Panama	3,026,712	—	—	3,026,712

Total Common Stocks	41,871,525	346,350,952	73,559	388,296,036

Repurchase Agreements	—	6,428,104	—	6,428,104
Investments of Security Lending Collateral	—	56,849,610	—	56,849,610

Total Investments	41,871,525	409,628,666	73,559	451,573,750

Total	$41,871,525	$409,628,666	$73,559	$451,573,750

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Notes to Financial Statements (Unaudited) — (Continued)

Philadelphia International Fund

ASSETS VALUATION INPUT

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
United Kingdom	$131,532	$22,829,423	$18,655	$22,979,610
Japan	1,343,163	18,485,297	—	19,828,460
France	—	10,752,071	—	10,752,071
Germany	—	10,708,706	—	10,708,706
Switzerland	—	5,854,257	—	5,854,257
Italy	—	4,126,198	—	4,126,198
China	1,617,196	1,878,394	—	3,495,590
Netherlands	—	3,273,975	—	3,273,975
Spain	1,736,738	1,522,059	—	3,258,797
Australia	—	2,926,253	—	2,926,253
Brazil	2,800,145	—	—	2,800,145
Norway	—	2,769,469	—	2,769,469
Greece	—	2,160,303	—	2,160,303
Singapore	—	1,313,940	—	1,313,940
Canada	1,285,295	—	—	1,285,295
Sweden	—	1,211,189	—	1,211,189
Taiwan	—	1,153,681	—	1,153,681
Mexico	1,126,454	—	—	1,126,454
Hong Kong	—	940,451	—	940,451
Panama	595,140	—	—	595,140

Total Common Stocks	10,635,663	91,905,666	18,655	102,559,984

Repurchase Agreements	—	1,194,269	—	1,194,269
Investments of Security Lending Collateral	—	12,730,478	—	12,730,478

Total Investments	10,635,663	105,830,413	18,655	116,484,731

Total	$10,635,663	$105,830,413	$18,655	$116,484,731

The following tables include rollforwards of the amounts for the period ended April 30, 2010 for long term investments classified within Level 3.

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Notes to Financial Statements (Unaudited) — (Continued)

International Portfolio

							Net Change
							in Unrealized
							Appreciation
							(Depreciation)
	Balance			Change in		Balance	from
	as of	Accrued		Unrealized	Net	as of	Investments
	October 31,	Discounts	Realized	Appreciation	Purchases &	April 30,	Held at
Investments in Securities	2009	(Premiums)	Gain (Loss)	(Depreciation)	Sales	2010	April 30, 2010
COMMON STOCK
United Kingdom	$68,556	$0	($269)	($517)	$73,559	$0	($346)

Total	$68,556	$0	($269)	($517)	$73,559	$0	($346)

Philadelphia International Fund

							Net Change
							in Unrealized
							Appreciation
							(Depreciation)
	Balance			Change in		Balance	from
	as of	Accrued		Unrealized	Net	as of	Investments
	October 31,	Discounts	Realized	Appreciation	Purchases &	April 30,	Held at
Investments in Securities	2009	(Premiums)	Gain (Loss)	(Depreciation)	Sales	2010	April 30, 2010
COMMON STOCK
United Kingdom	$19,150	$0	($75)	($136)	($285)	$18,655	($88)

Total	$19,150	$0	($75)	($136)	($285)	$18,655	($88)

Repurchase Agreements: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to sell the collateral to offset losses incurred. There is a potential for loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

Forward Foreign Currency Contracts: The International Portfolio and Philadelphia International Fund may enter into forward foreign exchange contracts to hedge currency risk of securities denominated in a foreign currency. Forward foreign exchange contracts are valued at the forward rate and

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Notes to Financial Statements (Unaudited) — (Continued)

marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. There were no forward foreign currency contracts open as of April 30, 2010.

Foreign Currency Translation: The books and records of each Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains and losses on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.

Foreign Securities: The Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, International Portfolio, Philadelphia International Fund, Long/Short Portfolio and Total Market Portfolio may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.

Reverse Repurchase Agreements: The Government Cash Portfolio, Core Fixed Income Portfolio, Long/Short Portfolio and Total Market Portfolio may enter into reverse repurchase agreements. Under the terms of a reverse repurchase agreement, the Portfolio sells a security subject to an obligation to repurchase the security from the buyer at a later date and price thereby determining the yield during the buyer’s holding period. The use of reverse repurchase agreements involves certain risks in that the securities acquired by a Portfolio with the proceeds of such an agreement may decline in value, although the Portfolio is obligated to repay the proceeds. In addition, the market value of the securities

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Notes to Financial Statements (Unaudited) — (Continued)

sold by a Portfolio may decline below the repurchase price, to which the Portfolio remains committed. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. In entering into reverse repurchase agreements, the Portfolio will maintain cash, U.S. Government securities or other liquid high grade debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements. Under normal circumstances, the Government Cash Portfolio, the Core Fixed Income Portfolio, Long/Short Portfolio and Total Market Portfolio will not enter into reverse repurchase agreements if entering into such agreements would cause more than one-third of the value of their respective total assets to be subject to reverse repurchase agreements and securities lending transactions combined at the time of entering into such agreements. There were no open reverse repurchase agreements as of April 30, 2010.

Interest-Only Securities: The Core Fixed Income Portfolio may invest in interest-only securities, which are the interest portions of “stripped” securities. The holders of interest-only securities receive the interest on the underlying security, but no principal payments. While the timing of the interest receipts is known, the amount of interest to be received is not known.

Principal-Only Securities: The Core Fixed Income Portfolio may invest in principal-only securities, which are the principal portions of “stripped” securities. The holders of principal-only securities receive the principal on the underlying security, but no interest payments.

Collateralized Mortgage Obligations: The Core Fixed Income Portfolio may invest in collateralized mortgage obligations, which are backed by a pool of mortgages or mortgage-backed securities. The bonds that form collateralized mortgage obligations are grouped into classes, which have different coupon rates or maturities. The principal cash flows of the underlying pool of mortgages are channeled sequentially into each class.

TBA/When-Issued Purchase Commitments: The Core Fixed Income Portfolio may enter into TBA (to be announced)/when-issued purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the value of the Portfolio’s other assets.

Options Transactions: The Strategic Equity Portfolio, Large Cap Value Portfolio and Long/Short Portfolio may purchase or write option contracts to hedge against changes in the value of securities the Portfolio owns or expects to own. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a

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Notes to Financial Statements (Unaudited) — (Continued)

closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. There were no option contracts open or outstanding as of April 30, 2010.

Futures: The Long/Short Portfolio may enter into futures contracts to gain exposure to, or hedge against, changes in the value of equity securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of underlying securities. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. There were no open futures contracts outstanding at April 30, 2010.

Lending of Portfolio Securities: Each Portfolio, using State Street Bank and Trust Company (“State Street”) as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. These fees are disclosed as “Income from security lending” in the Statement of Operations, net of expenses retained by State Street as compensation for its services as lending agent. Each applicable Portfolio receives cash collateral, which may be invested by the lending agent in short-term instruments, in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. On behalf of the Long/Short and Total Market Portfolios, some or all of the cash collateral may be used to finance short sales. As of April 30, 2010 80.81% of the cash collateral received by the Total Market Portfolio was used to finance short sales. As of April 30, 2010, the cash collateral received by the Government Cash Portfolio, Core Fixed Income Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, International Portfolio, Philadelphia International Fund, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio and Long/Short Portfolio and the remaining cash collateral received by the Total Market Portfolio was invested in the State Street Navigator Securities Lending Prime Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by the State Street Navigator Securities Lending Prime Portfolio are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the collateral at period end is included at the end of each applicable Portfolio’s Statement of Assets and Liabilities and Schedule of Portfolio Investments and Note 5. A Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan.

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Notes to Financial Statements (Unaudited) — (Continued)

Swap Agreements: The Long/Short Portfolio may enter into swap agreements for hedging purposes or to seek to increase total return. In a standard swap transaction, two parties agree to pay or exchange the returns (or differentials in rates of return) earned or realized on particular assets, which may be adjusted for transaction costs, interest payments, dividends paid on the referenced assets or other factors.

Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, the Portfolio will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. There were no open swap agreements as of April 30, 2010.

Securities Sold Short: The Long/Short Portfolio and Total Market Portfolio may engage in short sales, which are sales by the Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolio sold the security short, while losses are potentially unlimited in size. Each Portfolio pledges securities and/or other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. Proceeds maintained by the lender are included in the “Cash collateral on deposit at broker” on the Statement of Assets and Liabilities. The “Short position flex fees” on the Statement of Operations are fees charged by the lender for releasing the cash proceeds to the Total Market Portfolio. The Portfolio is required to segregate an amount of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in at least an amount equal to the current market value of the securities sold short (less any additional collateral held by the lender) and the amount of any securities lending cash collateral used to finance short sales until the Portfolio replaces a borrowed security. Depending on arrangements made with the lender or custodian, the Portfolio may not receive any payments (including interest) on the deposits made with the lender or custodian. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. As of April 30, 2010, the Long/Short Portfolio and the Total Market Portfolio had pledged securities in the amount of $0 and $6,803,623 respectively, and cash in the amount of $9,468,994 and $0 respectively, to State Street, as collateral for short sales. In addition, State Street has a perfected security interest in each Portfolio’s assets.

Investment Company Securities and Exchange-Traded Funds: All Portfolios may invest in shares of other registered investment companies, including exchange-traded funds (“ETFs”) within the limitations prescribed by the 1940 Act. Some ETFs seek to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. However, some ETFs have an actively managed investment objective. ETF shares and closed-end fund shares are traded like traditional equity securities on

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Notes to Financial Statements (Unaudited) — (Continued)

a national securities exchange or NASDAQ. Each Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, which will increase expenses and decrease returns.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon thereafter as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts when appropriate.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

Dividends and Distributions to Shareholders: Dividends from net investment income, if any, of the Government Cash Portfolio and Tax-Exempt Cash Portfolio are declared each day the Portfolios are open for business and are paid monthly. Dividends from net investment income, if any, of the Core Fixed Income Portfolio are declared and paid monthly. Dividends from net investment income, if any, of the Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, International Portfolio, Philadelphia International Fund, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio and Total Market Portfolio are declared and paid quarterly. The Portfolios distribute any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board in order to avoid a nondeductible excise tax under Section 4982 of the Internal Revenue Code, as amended (the “Code”).

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.

Income and Expense Allocation: Expenses which are not readily identifiable to a specific Portfolio are allocated among Portfolios taking into consideration, among other things, the nature and type of expenses and the relative size of the Portfolios. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as shareholder servicing fees, and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class.

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Notes to Financial Statements (Unaudited) — (Continued)

Federal Income Taxes: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Code, applicable to regulated investment companies, and by distributing substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments for amortized premiums, expired net capital loss carryforwards, redemptions in kind, foreign currency transactions, market discounts, net operating losses and nontaxable dividends.

“Accounting for Uncertainty in Income Taxes — an interpretation of FASB ASC 740” (“ASC 740”) clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB ASC 740, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The adoption of ASC 740 did not have a material effect on the net asset value, financial conditions or results of operations of the Fund.

On October 31, 2009, the tax year end of the Fund, the following Portfolios had available capital loss carryforwards to be utilized in the current period to offset future net capital gains through the indicated expiration dates as follows:

	Expiring October 31,
Portfolio	2009	2010	2011	2012	2013
U.S. Emerging Growth Portfolio	$—	$427,605	$427,605	$—	$—
Long/Short Portfolio	—	—	—	—	—
Total Market Portfolio	—	—	—	—	—

	Expiring October 31,
Portfolio	2014	2015	2016	2017
Strategic Equity Portfolio	$—	$—	$3,042,327	$11,661,380
Small Cap Equity Portfolio	—	—	4,529,089	22,090,002
Large Cap Value Portfolio	—	—	3,708,268	5,409,642
International Portfolio	—	—	8,886,835	117,978,421
Philidelphia International Portfolio	—	—	—	94,481,403
U.S. Emerging Growth Portfolio	—	—	4,123,707	6,580,206
Large Cap 100 Portfolio	—	—	8,665,942	22,743,222
Large Cap Growth Portfolio	—	—	4,618,208	14,618,858
Long/Short Portfolio	85,999	7,430,095	404,939	5,220,037
Total Market Portfolio	—	2,501,541	4,212,212	10,746,311

As of October 31, 2009, all the losses reflected above for U.S. Emerging Growth Portfolio are subject to certain IRS limitations.

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Notes to Financial Statements (Unaudited) — (Continued)

During the year ended October 31, 2009, the following Portfolio utilized capital loss carry forwards:

Core Fixed Income Portfolio	$435,604

During the year ended October 31, 2009, the following Portfolios had a capital loss carry forward expire:

Tax-Exempt Cash Portfolio	$128,382
U.S. Emerging Growth Portfolio	$562,713

As of October 31, 2009, the tax year end of the Fund, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Total*
	Tax-exempt	Ordinary	Long-Term	Distributable
Portfolio	Income	Income	Gain	Earnings
Government Cash Portfolio	$—	$208,186	$—	$208,186
Tax-Exempt Cash Portfolio	1,636	—	—	1,636
Core Fixed Income Portfolio	—	1,096,752	2,400,223	19,189,342
Strategic Equity Portfolio	—	15,604	—	(4,100,407)
Small Cap Equity Portfolio	—	9,870	—	(20,955,797)
Large Cap Value Portfolio	—	—	—	(5,968,992)
International Portfolio	—	40,201	—	(65,612,512)
Philadelphia International Fund	—	—	—	(82,664,291)
U.S. Emerging Growth Portfolio	—	9,365	—	(9,857,816)
Large Cap 100 Portfolio	—	—	—	(24,051,273)
Large Cap Growth Portfolio	—	—	—	(13,865,616)
Long/Short Portfolio	—	—	—	(8,876,355)
Total Market Portfolio	—	—	—	(13,193,882)

* Total Distributable Earnings are additionally comprised of Net Unrealized Appreciation/(Depreciation) and Capital Loss Carryforwards, which are shown elsewhere in the Notes to Financial Statements.

For the year ended October 31, 2009, Government Cash and Tax-Exempt Cash Portfolios’ components of distributable earnings on a tax basis were equal to the components of distributable earnings on a book basis.

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Notes to Financial Statements (Unaudited) — (Continued)

The tax character of distributions paid during the year ended October 31, 2009, was as follows:

				Return
	Tax	Ordinary	Long-Term	of
Portfolio	Exempt	Income*	Gains	Capital
Government Cash Portfolio	$—	$5,159,376	$—	$—
Tax-Exempt Cash Portfolio	1,877,011	338	—	—
Core Fixed Income Portfolio	—	11,042,725	—	—
Strategic Equity Portfolio	—	924,809	—	—
Small Cap Equity Portfolio	—	439,890	—	—
Large Cap Value Portfolio	—	535,385	—	—
International Portfolio	—	8,178,964	—	—
Philadelphia International Fund	—	3,392,224	15,327,409	—
U.S. Emerging Growth Portfolio	—	—	—	—
Large Cap 100 Portfolio	—	1,018,658	—	—
Large Cap Growth Portfolio	—	199,023	—	—
Long/Short Portfolio	—	—	—	—
Total Market Portfolio	—	46,580	—	34,880

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

For the year ended October 31, 2009, permanent book and tax basis differences resulting primarily from differing treatments for amortization/accretion adjustments, paydown reclassifications, REIT adjustments, distribution reallocations, Fund returns of capital, and expired capital loss carryforwards were identified and reclassified among the components of the Fund’s net assets as follows:

	Accumulated Net	Net Realized	Paid-in
Portfolio	Investment Income	Gain (Loss)	Capital
Government Cash Portfolio	$422	$(422)	$—
Tax-Exempt Cash Portfolio	—	128,382	(128,382)
Core Fixed Income Portfolio	90,426	(90,426)	—
Strategic Equity Portfolio	—	—	—
Small Cap Equity Portfolio	(32,021)	31,940	81
Large Cap Value Portfolio	1,637	(1,879)	242
International Portfolio	(340,693)	340,693	—
Philadelphia International Fund	(273,684)	444,102	(170,418)
U.S. Emerging Growth Portfolio	(18,988)	569,489	(550,501)
Large Cap 100 Portfolio	(23,187)	103,190	(80,003)
Large Cap Growth Portfolio	6,802	1,139	(7,941)
Long/Short Portfolio	117,866	20,063	(137,929)
Total Market Portfolio	27,601	19,771	(47,372)

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

As of April 30, 2010, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net
Core Fixed Income Portfolio	$16,604,585	$31,740	$16,572,845
Strategic Equity Portfolio	28,039,942	1,967,624	26,072,318
Small Cap Equity Portfolio	26,973,575	1,930,207	25,043,368
Large Cap Value Portfolio	8,125,366	348,935	7,776,431
International Portfolio	77,671,094	19,636,768	58,034,326
Philadelphia International Fund	16,965,671	5,770,354	11,195,317
U.S. Emerging Growth Portfolio	5,570,653	146,945	5,423,708
Large Cap 100 Portfolio	18,100,579	419,565	17,681,014
Large Cap Growth Portfolio	10,627,263	250,656	10,376,607
Long/Short Portfolio	3,711,476	1,008,351	2,703,125
Total Market Portfolio	6,959,942	763,016	6,196,926

2.	Investment Advisory Fee, Administration Fee and Other Related Party Transactions

Since January 1, 2007, Glenmede Investment Management LP (the “Advisor”), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. (“Glenmede Trust”), has served as investment advisor to the Strategic Equity Portfolio, Large Cap Value Portfolio, International Portfolio, Government Cash Portfolio, Tax-Exempt Cash Portfolio, Core Fixed Income Portfolio, Small Cap Equity Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio and Total Market Portfolio, pursuant to investment management agreements with the Fund. Under these agreements, the Advisor manages the Portfolios, subject to the general supervision of the Board. Prior thereto, investment advisory services were provided by Glenmede Trust’s wholly-owned subsidiary, Glenmede Advisers, Inc.

The Government Cash Portfolio and Tax-Exempt Cash Portfolio do not pay a management fee for advisory services. The investors in the Portfolios are clients of Glenmede Trust or its affiliated companies (“Affiliates”). Glenmede Trust or its Affiliates charge a fee directly to their clients for fiduciary, trust and/or advisory services. The actual annual fees (“Client Fees”) charged vary dependent on a number of factors, including the particular services provided to the client and are generally 1.25% or less of the client’s assets under management. Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients’ assets invested in those Portfolios that pay a management fee to the Advisor when calculating Client Fees. The Small Cap Equity Portfolio, Strategic Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio and Large Cap Growth Portfolio each pay the Advisor management fees at the annual rate of 0.55% of such Portfolio’s average daily net assets. The Core Fixed Income Portfolio and International Portfolio pay the Advisor management fees at the annual rate of 0.35% and 0.75%, respectively, of such Portfolio’s average daily net assets.

The Long/Short Portfolio and Total Market Portfolio pay the Advisor a management fee at the annual rate of 1.20% of such Portfolio’s average daily net

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

assets. Since February 29, 2008, the Advisor has contractually agreed to waive a portion of its management fees so that after giving effect to such contractual waiver, the management fees for each of these Portfolios are 0.85%. The Advisor has also contractually agreed to waive an additional portion of its management fees and/or reimburse the Portfolios to the extent that total annual Portfolio operating expenses, as a percentage of the Portfolio’s average net assets, exceed 1.25% (excluding short-sale dividends, prime broker interest, brokerage commissions, taxes, interest and extraordinary expenses). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2011, which are included under the caption “Less expenses waived/reimbursed” in the Statement of Operations. Shareholders of the Portfolios will be notified if the waivers/reimbursements are discontinued after that date.

Philadelphia International Advisors, LP (“PIA”), a limited partnership in which Glenmede Trust is a limited partner, serves as investment advisor to the Philadelphia International Fund. The Philadelphia International Fund pays a management fee to PIA at the annual rate of 0.75% of the Portfolio’s average daily net assets. PIA has agreed to waive its fees to the extent necessary to ensure that the Portfolio’s total operating expenses do not exceed 1.00% of the Portfolio’s average net assets. No management fees were waived for the period ended April 30, 2010.

PIA also serves as investment sub-advisor to the International Portfolio. The Advisor has agreed to pay PIA a fee for its sub-investment services to the International Portfolio, calculated daily and payable monthly, at the annual rate of 0.26% of the Portfolio’s average daily net assets.

The Institutional Class of Small Cap Equity Portfolio pays Glenmede Trust a shareholder servicing fee at the annual rate of 0.05% of such Portfolio’s average daily net assets. The Government Cash Portfolio, Tax-Exempt Cash Portfolio and Core Fixed Income Portfolio each pay Glenmede Trust a shareholder servicing fee at the annual rate of 0.10% of such Portfolio’s average daily net assets. Strategic Equity Portfolio, Large Cap Value Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio and Total Market Portfolio each pay Glenmede Trust a shareholder servicing fee at the annual rate of 0.20% of such Portfolio’s average daily net assets. The International Portfolio, U.S. Emerging Growth Portfolio and the Advisor Class of Small Cap Equity Portfolio each pay Glenmede Trust a shareholder servicing fee at the annual rate of 0.25% of such Portfolio’s average daily net assets. The Philadelphia International Fund is not subject to a shareholder servicing plan and, accordingly, pays no shareholder servicing fee. The Advisor, Glenmede Trust and/or PIA may pay additional compensation out of their assets to selected institutions and other persons in connection with selling of shares and/or the servicing of Portfolio shareholders and other accounts managed by the Advisor, Glenmede Trust, or PIA.

Glenmede Trust has voluntarily agreed, on a temporary basis, to waive its shareholder servicing fee payable by the Tax-Exempt Cash Portfolio and Government Cash Portfolio to the extent necessary to prevent a negative yield. Glenmede Trust can terminate or modify this arrangement at any time. For the period ended April 30, 2010, Glenmede Trust waived $60,746 of $311,398 shareholder servicing fees it earned from the Tax-Exempt Cash Portfolio and $751 of $355,335 shareholder servicing fees it earned from the Government Cash

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

Portfolio. The Fund will not pay Glenmede Trust at a later time for any amounts waived.

State Street serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Fund. The Fund pays State Street a fee based on the combined aggregate average daily net assets of the Portfolios and The Glenmede Portfolios, a registered investment company, plus transaction charges for certain transactions and out-of-pocket expenses. The fee is computed daily and paid monthly. State Street is also paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund’s compliance program. The Fund’s Chief Compliance Officer holds the position of Senior Director at State Street.

Quasar Distributors, LLC (“Quasar”) serves as distributor of the Portfolios’ shares. The distributor receives no fees from the Fund in connection with distribution services provided to the Fund. The Advisor and PIA, with respect to the Philadelphia International Fund, pay Quasar’s fees and out-of-pocket expenses for the distribution services it provides to the Fund.

Effective January 1, 2010, the Fund pays each Board member an annual fee of $39,000 plus $1,250 for each Board meeting attended and out-of-pocket expenses incurred in attending Board meetings, and the Audit Committee Chairman receives an annual fee of $2,000 for his services as Chairman of the Audit Committee. Prior to January 1, 2010, the annual fee was $34,000.

Expenses for the period ended April 30, 2010 include legal fees paid to Drinker Biddle & Reath LLP. A partner of the law firm is Secretary of the Fund.

3.	Purchases and Sales of Securities

For the period ended April 30, 2010, cost of purchases and proceeds from sales of investment securities other than U.S. government securities, short-term securities and in-kind transactions were:

Portfolio	Purchases	Sales
Core Fixed Income Portfolio	$30,575,680	$29,026,564
Strategic Equity Portfolio	42,725,728	38,296,220
Small Cap Equity Portfolio	42,402,875	42,494,815
Large Cap Value Portfolio	23,519,620	24,448,326
International Portfolio	66,084,884	66,690,125
Philadelphia International Fund	17,859,813	23,202,640
U.S. Emerging Growth Portfolio	12,102,214	14,866,868
Large Cap 100 Portfolio	51,147,035	61,627,850
Large Cap Growth Portfolio	34,529,120	36,287,445
Long/Short Portfolio	17,846,692	19,241,041
Total Market Portfolio	28,292,990	25,218,566

For the period ended April 30, 2010, cost of purchases and proceeds from sales of long-term U.S. government securities were:

Portfolio	Purchases	Sales
Core Fixed Income Portfolio	$26,668,632	$7,147,446

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

4.	Common Stock

Since the Government Cash Portfolio and the Tax-Exempt Cash Portfolio have sold shares, issued shares as reinvestments of dividends, and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions. Changes in the capital shares outstanding were as follows:

	Period Ended	Year Ended
	04/30/10	10/31/09
Government Cash Portfolio:
Sold	$1,938,438,305	$4,205,755,873
Issued as reinvestment of dividends	1,985	33,441
Redeemed	(1,911,384,458)	(4,233,929,825)

Net increase (decrease)	$27,055,832	$(28,140,511)

Tax-Exempt Cash Portfolio:
Sold	$1,143,072,945	$2,941,471,406
Redeemed	(1,185,637,092)	(3,462,508,520)

Net (decrease)	$(42,564,147)	$(521,037,114)

	Period Ended		Year Ended
	04/30/10		10/31/09
	Shares	Amount	Shares	Amount
Core Fixed Income Portfolio:
Sold	5,098,459	$57,538,479	11,993,709	$132,808,691
Issued as reinvestment of dividends	246,802	2,777,325	52,321	577,094
Redeemed	(2,993,848)	(33,768,062)	(3,943,899)	(43,717,105)

Net increase	2,351,413	$26,547,742	8,102,131	$89,668,680

Strategic Equity Portfolio:
Sold	1,142,675	$17,621,381	4,016,006	$48,913,783
Issued as reinvestment of dividends	2,338	37,167	5,156	63,233
Redeemed	(855,740)	(13,268,658)	(2,160,652)	(25,822,621)

Net increase	289,273	$4,389,890	1,860,510	$23,154,395

Small Cap Equity Portfolio (Advisor Class):
Sold	1,109,860	$14,489,303	2,174,607	$22,265,374
Issued as reinvestment of dividends	2,776	38,865	12,571	110,585
Redeemed	(1,120,868)	(14,530,372)	(2,040,854)	(19,728,200)
Redemptions in-kind	—	—	—	—

Net increase (decrease)	(8,232)	$(2,204)	146,324	$2,647,759

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

	Period Ended		Year Ended
	04/30/10		10/31/09
	Shares	Amount	Shares	Amount
Small Cap Equity Portfolio (Institutional Class):
Sold	—	$—	—	$—
Issued as reinvestment of dividends	—	2	1	5
Redeemed	—	—	—	—

Net increase	—	$2	1	$5

Large Cap Value Portfolio:
Sold	804,787	$7,287,171	1,193,228	$8,062,640
Issued as reinvestment of dividends	5,016	44,448	22,391	148,049
Redeemed	(903,145)	(8,093,915)	(1,017,627)	(6,709,840)

Net increase (decrease)	(93,342)	$(762,296)	197,992	$1,500,849

International Portfolio:
Sold	1,350,195	$17,323,080	2,482,402	$25,264,182
Issued as reinvestment of dividends	4,446	57,867	27,790	289,812
Redeemed	(1,493,924)	(19,199,268)	(9,747,811)	(89,576,200)

Net decrease	(139,283)	$(1,818,321)	(7,237,619)	$(64,022,206)

Philadelphia International Fund:
Sold	615,420	$7,017,522	2,154,382	$17,835,498
Issued as reinvestment of dividends	36,989	434,990	1,818,864	15,845,941
Redeemed	(1,226,400)	(14,202,182)	(14,154,286)	(112,204,557)

Net decrease	(573,991)	$(6,749,670)	(10,181,040)	$(78,523,118)

U.S. Emerging Growth Portfolio:
Sold	431,304	$2,208,212	966,455	$4,075,989
Issued as reinvestment of dividends	514	2,608	—	—
Redeemed	(913,567)	(4,977,224)	(1,879,097)	(8,020,817)

Net decrease	(481,749)	$(2,766,404)	(912,642)	$(3,944,828)

Large Cap 100 Portfolio:
Sold	540,241	$5,572,060	1,813,255	$14,983,358
Issued as reinvestment of dividends	964	10,453	1,149	9,623
Redeemed	(1,537,696)	(16,307,584)	(2,569,845)	(21,667,242)

Net decrease	(996,491)	$(10,725,071)	(755,441)	$(6,674,261)

Large Cap Growth Portfolio:
Sold	457,804	$4,873,043	1,070,565	$9,303,180
Issued as reinvestment of dividends	632	6,992	2,369	19,209
Redeemed	(606,817)	(6,861,730)	(1,387,951)	(11,245,737)

Net decrease	(148,381)	$(1,981,695)	(315,017)	$(1,923,348)

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

	Period Ended		Year Ended
	04/30/10		10/31/09
	Shares	Amount	Shares	Amount
Long/Short Portfolio:
Sold	223,684	$1,849,721	165,449	$1,323,959
Issue as reinvestment of dividends	—	—	—	—
Redeemed	(615,880)	(5,102,709)	(2,235,214)	(17,801,384)

Net decrease	(392,196)	$(3,252,988)	(2,069,765)	$(16,477,425)

Total Market Portfolio:
Sold	879,950	$6,790,653	785,505	$4,708,403
Issued as reinvestment of dividends	167	1,250	814	5,023
Redeemed	(474,025)	(3,612,802)	(2,017,068)	(12,647,906)

Net increase (decrease)	406,092	$3,179,101	(1,230,749)	$(7,934,480)

As of April 30, 2010, with the exception of the Philadelphia International Fund, Glenmede Trust, on behalf of its clients, holds of record and has voting and/or investment authority over substantially all of the Portfolios’ outstanding shares. The following Portfolios have shareholders which, to the Fund’s knowledge, own beneficially 10% or more of the shares outstanding of the Portfolios as of April 30, 2010. The total percentage of the shares of a Portfolio held by such shareholders is as follows:

	10% or Greater Shareholders
	# of	% of
Portfolio	Shareholders	Shares Held
Government Cash Portfolio	1	10.73%
Core Fixed Income Portfolio	1	14.57%
Small Cap Equity Portfolio (Advisor Class)	1	22.88%
Small Cap Equity Portfolio (Institutional Class)	1	100.00%
International Portfolio	1	33.08%
Large Cap Value Portfolio	1	11.76%
Long/Short Portfolio	1	11.34%

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

5.	Lending of Portfolio Securities

As of April 30, 2010, the following Portfolios had outstanding loans of securities to certain approved brokers for which the Portfolios received collateral:

			% of Total
	Market Value of	Market Value of	Assets
Portfolio	Loaned Securities	Collateral	on Loan
Government Cash Portfolio	$18,989,749	$19,381,518	2.56
Core Fixed Income Portfolio	23,459,724	23,938,103	5.82
Small Cap Equity Portfolio	31,207,803	32,076,001	19.03
Large Cap Value Portfolio	2,527,286	2,593,648	5.34
International Portfolio	54,031,726	56,849,610	11.70
Philadelphia International Fund	12,116,425	12,730,478	10.16
U.S. Emerging Growth Portfolio	5,437,603	5,591,449	19.85
Large Cap 100 Portfolio	3,556,093	3,638,469	3.58
Long/Short Portfolio	4,532,917	4,644,238	15.87
Total Market Portfolio	8,420,763*	8,630,799**	4.48

* The market value of loaned securities for the financing of short sales was $6,803,623.

** The market value of collateral used for the financing of short sales was $6,974,671.

6.	Recently Issued Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Updated No. 2010-06, “Improving Disclosures About Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about (1) transfers into and out of Levels 1 and 2 and (2) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period (including interim periods) beginning after December 15, 2009, and the second disclosure will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact the adoption of this ASU will have on the Fund’s financial statement disclosures.

7.	Subsequent Event

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards ASC 855 “Subsequent Events,” management has determined that no material events or transactions occurred subsequent to April 30, 2010, that would require additional disclosure in the Fund’s financial statements.

THE GLENMEDE PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2010 — (Unaudited)

	Muni	New Jersey
	Intermediate	Muni
	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value	$136,140,365	$34,322,356
Cash	3,846,030	314,611
Receivable for fund shares sold	101,300	175,100
Interest receivable	1,806,489	438,521
Prepaid expenses	4,421	1,053

Total assets	141,898,605	35,251,641

Liabilities:
Payable for securities purchased	2,783,644	—
Payable for fund shares redeemed	386,841	—
Payable for Trustees’ fees	1,500	411
Accrued expenses	49,422	12,963

Total liabilities	3,221,407	13,374

Net Assets	$138,677,198	$35,238,267

Net Assets consist of:
Par value ($0.001 of shares outstanding)	12,844	3,346
Paid-in capital in excess of par value	135,308,659	34,273,218
Undistributed net investment income	265,126	73,042
Accumulated net realized gain (loss) from investment transactions	(151,975)	20,931
Net unrealized appreciation on investments	3,242,544	867,730

Total Net Assets	138,677,198	35,238,267

Shares Outstanding	12,843,833	3,345,624

Net Asset Value Per Share	$10.80	$10.53

[1] Investments at cost	$132,897,821	$33,454,626

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2010 — (Unaudited)

	Muni	New Jersey
	Intermediate	Muni
	Portfolio	Portfolio
Investment income:
Interest	$1,645,635	$479,005

Total investment income.	1,645,635	479,005

Expenses:
Administration, transfer agent and custody fees	55,376	17,665
Professional fees	18,118	5,342
Shareholder report expenses	2,559	716
Shareholder servicing fees	95,160	25,422
Trustees’ fees and expenses	3,254	907
Registration and filing fees	1,559	1,164
Other expenses	9,021	2,528

Total expenses	185,047	53,744

Net investment income	1,460,588	425,261

Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions.	88,070	26,971

Net change in unrealized gain of:
Investments	1,010,565	239,316

Net realized and unrealized gain	1,098,635	266,287

Net increase in net assets resulting from operations	$2,559,223	$691,548

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended April 30, 2010 — (Unaudited)

	Muni	New Jersey
	Intermediate	Muni
	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$1,460,588	$425,261
Net realized gain on:
Investment transactions	88,070	26,971
Net change in unrealized gain of:
Investments	1,010,565	239,316

Net increase in net assets resulting from operations	2,559,223	691,548
Distributions to shareholders from:
Net investment income	(1,403,939)	(412,654)
Net increase in net assets from capital share transactions	23,963,774	3,082,313

Net increase in net assets	25,119,058	3,361,207

NET ASSETS:
Beginning of period	113,558,140	31,877,060

End of period	$138,677,198	$35,238,267

Undistributed net investment income included in net assets at end of period	$265,126	$73,042

For the Year Ended October 31, 2009
	Muni	New Jersey
	Intermediate	Muni
	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$1,910,591	$714,374
Net realized gain (loss) on:
Investment transactions	(117,139)	5,497
Net change in unrealized gain of:
Investments	3,190,303	985,704

Net increase in net assets resulting from operations	4,983,755	1,705,575
Distributions to shareholders from:
Net investment income	(1,825,598)	(708,690)
Net increase in net assets from capital share transactions	68,225,410	13,373,699

Net increase in net assets	71,383,567	14,370,584

NET ASSETS:
Beginning of year	42,174,573	17,506,476

End of year	$113,558,140	$31,877,060

Undistributed net investment income included in net assets at end of year	$208,477	$60,435

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Muni Intermediate Portfolio
	For the Six
	Months
	Ended
	April 30,
	2010[1]	2009	2008[2]	2007	2006	2005

Net asset value, beginning of period	$10.69	$10.05	$10.35	$10.39	$10.36	$10.67

Income from investment operations:
Net investment income	0.12	0.28	0.37	0.37	0.37	0.37
Net realized and unrealized gain (loss) on investments	0.11	0.65	(0.33)	(0.03)	0.03	(0.31)

Total from investment operations	0.23	0.93	0.04	0.34	0.40	0.06

Distributions to shareholders from:
Net investment income	(0.12)	(0.29)	(0.34)	(0.38)	(0.37)	(0.37)

Total distributions	(0.12)	(0.29)	(0.34)	(0.38)	(0.37)	(0.37)

Net asset value, end of period	$10.80	$10.69	$10.05	$10.35	$10.39	$10.36

Total return	2.16%[3]	9.40%	0.38%	3.36%	3.97%	0.55%

Net assets, end of period (in 000s)	$138,677	$113,558	$42,175	$22,584	$22,430	$20,746
Ratio of operating expenses before reimbursements to net assets	0.29%[4]	0.31%	0.32%	0.39%	0.29%	0.29%
Ratio of operating expenses after reimbursements to average net assets	0.29%[4]	0.31%	0.29%	0.30%	0.29%	0.29%
Ratio of net investment income to average net assets	2.30%[4]	2.62%	3.55%	3.56%	3.63%	3.49%
Portfolio turnover rate	7%	32%	38%	18%	17%	17%

[1]	Unaudited.

[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

[3]	Total return calculation is not annualized.

[4]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	New Jersey Muni Portfolio
	For the Six
	Months
	Ended
	April 30,
	2010[1]	2009[2]	2008[2]	2007	2006	2005

Net asset value, beginning of period	$10.44	$9.93	$10.20	$10.25	$10.25	$10.61

Income from investment operations:
Net investment income	0.13	0.29	0.38	0.37	0.38	0.37
Net realized and unrealized gain (loss) on investments	0.09	0.53	(0.28)	(0.02)	0.00[3]	(0.27)

Total from investment operations	0.22	0.82	0.10	0.35	0.38	0.10

Distributions to shareholders from:
Net investment income	(0.13)	(0.31)	(0.37)	(0.39)	(0.38)	(0.38)
Net realized capital gains	—	—	—	(0.01)	—	(0.08)

Total distributions	(0.13)	(0.31)	(0.37)	(0.40)	(0.38)	(0.46)

Net asset value, end of period	$10.53	$10.44	$9.93	$10.20	$10.25	$10.25

Total return	2.09%[4]	8.35%	0.95%	3.46%	3.84%	0.94%

Net assets, end of period (in 000s)	$35,238	$31,877	$17,506	$15,485	$16,799	$16,556
Ratio of operating expenses before reimbursements to net assets	0.32%[5]	0.37%	0.38%	0.57%	0.29%	0.31%
Ratio of operating expenses after reimbursements to average net assets	0.32%[5]	0.37%	0.34%	0.32%	0.29%	0.31%
Ratio of net investment income to average net assets	2.51%[5]	2.84%	3.69%	3.61%	3.74%	3.62%
Portfolio turnover rate	9%	16%	22%	19%	15%	31%

[1]	Unaudited.

[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

[3]	Amount rounds to less than $0.01 per share.

[4]	Total return calculation is not annualized.

[5]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2010 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — 98.2%
	Connecticut — 1.5%
$1,800,000	Connecticut State, Economic Recovery, General Obligation Unlimited, Series A, 5.00% due 1/1/15	$2,055,942

	Florida — 6.8%
1,500,000	Florida State, Board of Education Capital Outlay, Public Education, General Obligation Unlimited, Refunding, Series D, 5.00% due 6/1/12	1,627,005
1,000,000	Florida State, Board of Education Capital Outlay, Public Education, Series E, 5.25% due 6/1/16	1,057,310
2,000,000	Florida State, Board of Education, General Obligation Unlimited, Series A, 5.00% due 1/1/14	2,243,640
1,390,000	Florida State, Water Pollution Control Financing, Corporation Revenue, Water Pollution Control, 5.50% due 1/15/13	1,469,146
1,400,000	Seacoast Utility Authority, FL, Water & Sewer Utility System Revenue, Refunding, Series A, (NPFG Insured), 5.50% due 3/1/14	1,566,670
1,380,000	Winter Park, FL, Water & Sewer Revenue, (AMBAC Insured), 5.25% due 12/1/14	1,509,596

		9,473,367

	Georgia — 3.6%
1,745,000	Georgia State, General Obligation Unlimited, Series B, Prerefunded 4/1/17 @ 100, 5.00% due 4/1/19	2,029,610
1,525,000	Georgia State, General Obligation Unlimited, Series D, Prerefunded 8/1/12 @ 100, 5.00% due 8/1/18	1,666,718
1,200,000	Private Colleges and Universities Authority, GA, Revenue Bonds, Agnes Scott College, Refunding, 4.00% due 6/1/13	1,294,740

		4,991,068

	Illinois — 0.5%
710,000	Illinois State, General Obligation Unlimited, First Series, 5.25% due 10/1/15	757,535

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Indiana — 1.5%
$2,000,000	Whiting Industry, IN, Environmental Facilities Revenue, BP Products North America Inc., Mandatory Put 6/2/14 @ 100, 2.80% due 6/1/44	$2,051,860

	Maryland — 1.5%
1,800,000	Maryland State, Street & Local Facilities Capital Improvements, General Obligation Unlimited, 5.00% due 3/1/17	2,057,814

	Massachusetts — 1.7%
2,000,000	Massachusetts State, General Obligation Limited, Refunding, Series B, (AGMC Insured), 5.25% due 8/1/16	2,324,380

	Minnesota — 1.1%
1,500,000	Minneapolis, MN, Convention Center, General Obligation Unlimited, 5.00% due 12/1/13	1,539,540

	Nebraska — 1.7%
2,150,000	University of Nebraska, Revenue Bond, Refunding, Lincoln Student Fees & Facilities, 5.00% due 7/1/16	2,306,155

	New Mexico — 2.1%
2,500,000	New Mexico State, Severance Tax, Revenue Bond, Series B, 5.00% due 7/1/16	2,876,775

	New York — 6.6%
1,705,000	New York State, Environmental Facilities Corporation, Special Obligation Revenue, Riverbank State Park, Refunding, (CIFG Assurance N.A. Insured), 5.00% due 4/1/15	1,920,052
1,200,000	New York State, Dormitory Authority Revenue, State Supported Debt, Construction Service, Contract A, 5.00% due 7/1/18	1,337,712
5,375,000	Triborough Bridge and Tunnel Authority Revenue, Refunding, Series B, 5.25% due 11/15/17	5,896,697

		9,154,461

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	North Carolina — 1.2%
$1,500,000	Buncombe County, NC, Certificate Participation, Refunding, Series B, 5.00% due 6/1/13	$1,660,695

	Ohio — 8.0%
1,775,000	Cleveland, OH, Waterworks Revenue, Series K, Prerefunded 1/1/12 @ 100, (FGIC Insured), 5.25% due 1/1/19	1,906,013
945,000	Lorain, OH, City School District, Classroom Facilities, General Obligation Unlimited, Prerefunded 12/1/12 @ 101, (NPFG Insured), 5.25% due 12/1/20	1,058,116
1,000,000	Ohio State, Common Schools, General Obligation Unlimited, Series B, 5.00% due 3/15/13	1,106,100
700,000	Ohio State, General Obligation Unlimited, (AGMC Insured), 5.50% due 11/1/13	801,129
3,000,000	Ohio State, Higher Education, General Obligation Unlimited, Refunding, Series A, 5.00% due 8/1/15	3,442,530
1,075,000	Ohio State, Higher Education, General Obligation Unlimited, Series B, Prerefunded, 11/1/11 @ 100, 5.00% due 11/1/16	1,146,154
1,500,000	Ohio State, Major New Street Infrastructure Project Revenue, Series 2007-1, (AGMC Insured), 5.00% due 6/15/13	1,667,490

		11,127,532

	Pennsylvania — 31.8%
100,000	Allegheny County, PA, General Obligation Unlimited, Refunding, Series C-55, (NPFG Insured), 5.375% due 11/1/14	109,836
200,000	Allegheny County, PA, Higher Education Building Authority Revenue, Duquesne University, Series A, (FGIC Insured), 5.00% due 3/1/17	220,930
	Allegheny County, PA, Sanitation Authority Sewer Revenue, (NPFG Insured):
500,000	5.375% due 12/1/15	517,825
100,000	5.00% due 12/1/17	104,246
1,700,000	Ambridge, PA, Area School District, General Obligation Unlimited, Prerefunded 11/1/14 @ 100, (NPFG Insured), 5.50% due 11/1/29	1,987,657

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$655,000	Bethlehem, PA, General Obligation Unlimited, Series A (FGIC Insured), 3.50% due 8/1/12	$656,002
500,000	Boyertown, PA, Area School District, (FSA Insured), 5.00% due 10/1/17	558,520
255,000	Bucks County, PA, Community College Authority, College Building Revenue, 4.75% due 6/15/18	286,311
500,000	Central Bucks, PA, School District, General Obligation Unlimited, (NPFG Insured), 5.00% due 5/15/16	547,850
500,000	Conneaut, PA, School District, Refunding, Series B, (FSA Insured), 5.00% due 11/1/20	567,655
85,000	Dauphin County, PA, General Authority Hospital Revenue, Escrowed to Maturity, (FGIC Insured), 6.125% due 7/1/10	85,823
305,000	Dauphin County, PA, Prerefunded, Series B, (AMBAC Insured), 5.00% due 11/15/17	352,488
250,000	Delaware County, PA, General Obligation Unlimited, 3.00% due 7/15/13	264,468
400,000	Delaware County, PA, Regional Water Quality Control Authority, Sewer, Prerefunded 5/1/14 @ 100 Revenue, (NPFG Insured), 5.00% due 5/1/25	455,028
215,000	Delaware River Joint Toll Bridge Commission Revenue, (NPFG Insured), 5.25% due 7/1/16[1]	235,206
285,000	Delaware River Joint Toll Bridge Commission Revenue, Prerefunded 7/1/13 @ 100, (NPFG Insured), 5.25% due 7/1/16[1]	321,357
750,000	Delaware River Port Authority, PA and NJ Revenue, (AGMC Insured), 5.25% due 1/1/12[1]	752,550
35,000	Delaware River Port Authority, Pennsylvania, New Jersey & Delaware River Bridges Revenue, Escrowed to Maturity, 6.50% due 1/15/11[1]	36,310
740,000	Delaware Valley, PA, Regional Financial Authority, Local Government Revenue, (AMBAC Insured), 5.50% due 8/1/18	805,490

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$515,000	Dover, PA, Area School District, General Obligation Unlimited, (FGIC Insured), 5.375% due 4/1/18	$567,097
	Downington, PA, Area School District, General Obligation Unlimited, (AGMC Insured):
500,000	5.25% due 4/1/14	520,220
500,000	4.90% due 4/1/16	511,590
1,000,000	East Stroudsburg, PA, Area School District, General Obligation Limited, (AGMC Insured), 5.00% due 9/1/20	1,102,590
325,000	Easton, PA, Area School District, General Obligation Limited, (AGMC Insured), 5.00% due 4/1/17	367,939
955,000	Erie County, PA, General Obligation Unlimited, 5.00% due 9/1/16	1,087,048
200,000	Harrisburg, PA, Parking Authority Revenue, Refunding, Escrowed to Maturity, (AGMC Insured), 5.50% due 5/15/11	210,554
350,000	Hazleton, PA, Area School District, General Obligation Unlimited, (AGMC Insured), 5.00% due 3/1/20	388,552
630,000	Jim Thorpe, PA, Area School District, (AGMC Insured), 5.00% due 3/15/18	689,081
505,000	Kennett, PA, Consolidated School District, General Obligation Unlimited, (NPFG Insured), 5.00% due 2/15/15	573,337
10,000	Lancaster, PA, Area Sewer Authority Revenue, Escrowed to Maturity, 6.00% due 4/1/12	10,643
600,000	Lehigh County, PA, General Obligation Unlimited, Series A, 5.00% due 11/15/18	685,452
500,000	Lehigh County, PA, General Purpose Hospital Revenue, Lehigh Valley Health Network, Series A, (AGMC Insured), 5.00% due 7/1/16	544,165
470,000	Lower Paxton Township, PA, General Obligation Unlimited, Series A, 3.00% due 1/1/14	488,913
290,000	Lower Paxton Township, PA, General Obligation Unlimited, Series B, 3.00% due 5/15/14	301,928

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$1,210,000	Manheim Township, PA, Area School District, General Obligation Limited, (AGC Insured), 5.00% due 6/1/16	$1,351,764
435,000	Montgomery County, PA, Higher Education and Health Authority Revenue, Catholic Health East, Prerefunded 11/15/14 @100, 5.50% due 11/15/24	506,949
250,000	Montgomery County, PA, Higher Education and Health Authority Revenue, Dickinson College Project, Series FF1, (CIFG Assurance N.A. Insured), 5.00% due 5/1/17	271,838
250,000	Moon Area School District, PA, General Obligation Unlimited, (AGMC State Aid Withholding), 5.00% due 11/15/17	279,475
325,000	Northampton Township, PA, General Obligation Unlimited, (NPFG Insured), 4.60% due 11/15/10	325,585
165,000	Northampton, PA, Bucks County Municipal Authority, Sewer Revenue, Escrowed to Maturity, 6.20% due 11/1/13	179,881
700,000	Palisades, PA, School District, General Obligation Unlimited, (FGIC Insured), 3.55% due 9/1/14	718,942
1,485,000	Penn Manor, PA, School District, General Obligation Unlimited, 3.00% due 6/1/13	1,550,503
400,000	Pennsylvania State Higher Educational Facilities Authority Revenue, Drexel University, 5.50% due 5/1/12	431,536
500,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, Series A, (AMBAC Insured), 5.00% due 8/15/20	527,485
750,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, Series B, 5.50% due 8/15/18	860,302
500,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania, (AMBAC Insured), 5.00% due 8/15/10	505,905

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$500,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pittsburgh Medical Center Health Systems, Series A, Prerefunded 1/15/11 @ 100, 6.25% due 1/15/18	$525,500
700,000	Pennsylvania State Public School Building Authority, Lease Revenue, Philadelphia School District Project, Series A (AGMC Insured), 5.00% due 6/1/18	746,837
1,000,000	Pennsylvania State Public School Building Authority, Lease Revenue, Western Center Technical School (AGMC Insured), 5.00% due 2/15/15	1,131,900
250,000	Pennsylvania State Public School Building Authority, School Revenue, Garnet Valley School District Project, Prerefunded to 2/1/11 @ 100, (AMBAC Insured), 5.25% due 2/1/12	258,728
1,500,000	Pennsylvania State Public School Building Authority, School Revenue, North Pennsylvania School District Project, 5.00% due 3/1/16	1,702,410
1,725,000	Pennsylvania State Public School Building Authority, School Revenue, Philadelphia School District Project, Prerefunded 6/1/13 @ 100, (AGMC Insured), 5.25% due 6/1/24	1,938,986
510,000	Pennsylvania State Turnpike Commission Revenue, Refunded Balance, Series S, 5.50% due 6/1/15	539,340
100,000	Pennsylvania State Turnpike Commission Revenue, Refunded Balance, Series S (FGIC Insured), 5.00% due 6/1/15	105,069
500,000	Pennsylvania State Turnpike Commission Revenue, Sub-Series A (AGC Insured), 3.00% due 6/1/12	518,305
60,000	Pennsylvania State Turnpike Commission, Oil Franchise, Tax Revenue, Escrowed to Maturity, Series A, (AMBAC Insured), 5.25% due 12/1/14	60,538
250,000	Pennsylvania State Turnpike Commission, Oil Franchise, Tax Revenue, Refunded Balance, Series B, (AMBAC Insured), 5.00% due 12/1/17	272,188
1,000,000	Pennsylvania State, General Obligation Unlimited, 5.25% due 7/1/14	1,148,810

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$80,000	Pennsylvania State, General Obligation Unlimited, Series 2, Prerefunded 7/1/13 @ 100, (NPFG Insured), 5.00% due 7/1/15	$89,585
750,000	Pennsylvania State, General Obligation Unlimited, Series A, 5.00% due 8/1/16	865,065
260,000	Pennsylvania State, General Obligation Unlimited, Unrefunded Balance, Series 2, (NPFG Insured), 5.00% due 7/1/15	288,699
	Philadelphia, PA, General Obligation Unlimited, Prerefunded 3/15/11 @ 100, (AGMC Insured) :
500,000	5.25% due 9/15/13	521,350
150,000	5.25% due 9/15/16	156,405
	Philadelphia, PA, Municipal Authority Revenue, Refunding-Lease-Series B, (AGMC Insured):
540,000	5.25% due 11/15/16	588,665
250,000	5.25% due 11/15/18	273,175
1,500,000	Philadelphia, PA, School District, General Obligation Limited, Series F (BHAC Insured), 5.00% due 9/1/17	1,680,435
850,000	Pocono Mountain, PA, School District, General Obligation Unlimited, Series A (NPFG Insured), 5.00% due 10/1/13	945,336
105,000	Ringgold, PA, School District, Escrowed to Maturity, 6.20% due 1/15/13	113,468
1,175,000	Rose Tree Media, PA, School District, General Obligation Unlimited, Series A, 4.00% due 2/15/14	1,277,190
1,500,000	University of Pittsburgh, PA, Commonwealth System of Higher Education Revenue, University Capital Project, Mandatory Put 9/15/13 @ 100, 5.50% due 9/15/39	1,681,335
250,000	Wayne Highlands, PA, Area School District, General Obligation Unlimited, (AGMC Insured), 5.375% due 4/1/14	269,818
1,425,000	Westmoreland County, PA, Municipal Authority, Municipal Service Revenue, Prerefunded to 8/15/15 @ 100, (AGMC Insured), 5.25% due 8/15/25	1,664,827
250,000	York, PA, General Authority Guaranteed Revenue, York City Recreation Corp., (AMBAC Insured), 5.50% due 5/1/15	253,315

		44,042,105

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Puerto Rico — 0.1%
$100,000	Puerto Rico Commonwealth Highway and Transportation Authority Revenue, Series J, Prerefunded 7/1/14 @ 100, 5.00% due 7/1/34	$114,660

	South Carolina — 4.0%
2,500,000	Scago, Educational Facilities Corp. Revenue, Spartanburg School District No 5 (AGMC Insured), 5.00% due 4/1/15	2,807,900
2,500,000	South Carolina State, Public Service Authority Revenue, Refunding, Series A, (FGIC Insured), 5.25% due 1/1/22	2,743,300

		5,551,200

	Texas — 15.6%
860,000	Austin, TX, Water and Wastewater System Revenue, Refunding, Series A, (AMBAC Insured), 5.50% due 11/15/13	982,473
2,755,000	Dallas, TX, Refunding and Improvement, General Obligation Limited, Refunding, 5.00% due 2/15/14	3,115,051
3,000,000	Houston, TX, General Obligation Limited, Refunding, Public Improvement, Series B, (NPFG Insured), 5.00% due 3/1/16	3,280,320
2,370,000	Houston, TX, Utilities System Revenue, Refunding, First Lien, Series A, (NPFG Insured), 5.25% due 5/15/17	2,734,150
1,070,000	Humble, TX, Independent School District, General Obligation Unlimited, Refunding, Series A, 5.25% due 2/15/14	1,222,229
1,500,000	Killeen, TX, Independent School District, General Obligation Unlimited, 5.00% due 2/15/15	1,596,375
1,000,000	Laredo, TX, Independent School District, General Obligation Unlimited, 5.00% due 8/1/14	1,140,900
450,000	Northside, TX, Independent School District, General Obligation Unlimited, 5.00% due 2/15/14	509,877
2,000,000	San Antonio, TX, Electric and Gas Revenue, Unrefunded Balance, Refunding System, 5.375% due 2/1/16	2,140,780
715,000	San Antonio, TX, General Obligation Limited, 5.00% due 2/1/15	819,562

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Texas — (Continued)
$1,435,000	Texas State, Public Finance Authority, Building Revenue, Refunding, Texas Department Criminal Projects, (AMBAC Insured), 5.00% due 2/1/13	$1,579,648
500,000	Texas State, Public Finance Authority, General Obligation Unlimited, 5.375% due 10/1/13	549,565
1,750,000	University of Texas, Revenue Bond, Financing System, Series A, 5.00% due 8/15/16	2,031,697

		21,702,627

	Utah — 0.8%
1,000,000	Utah State, Building Ownership Authority, Lease Revenue, Refunding, State Facilities Master Lease, PG-C, (AGMC Insured), 5.50% due 5/15/12	1,092,380

	Virginia — 3.4%
1,225,000	Arlington County, VA, Industrial Development Authority, Hospital Facilities Revenue, Hospital Center, Virginia Arlington Health System, Prerefunded 7/1/11 @ 101, 5.50% due 7/1/17	1,307,001
1,500,000	Virginia College Building Authority, Educational Facilities Revenue, 5.00% due 9/1/13	1,687,935
1,500,000	Virginia State, Public Building Authority, Public Facilities Revenue, Refunding, Series B, 5.00% due 8/1/13	1,684,605

		4,679,541

	Washington — 4.7%
2,000,000	NJB Properties, Lease Revenue, King County Washington Project, Series A, 5.00% due 12/1/18	2,219,980
1,410,000	Washington State, General Obligation Limited, Series R-03-A, (NPFG Insured), 5.00% due 1/1/15	1,499,972

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Washington — (Continued)
$2,500,000	Whatcom County, WA, School District No. 501, Refunding, (AGMC Insured), 5.00% due 12/1/15	$2,860,776

		6,580,728

	TOTAL MUNICIPAL BONDS (Cost $132,897,821)	136,140,365

TOTAL INVESTMENTS (Cost $132,897,821)[2]	98.2%	$136,140,365
OTHER ASSETS IN EXCESS OF LIABILITIES	1.8	2,536,833

NET ASSETS	100.0%	$138,677,198

*	Percentages indicated are based on net assets.
[1]	This is a joint regional authority.
[2]	Aggregate cost for federal tax purposes was $132,897,821.
Abbreviations:
AGC — Assurance Guaranty Corporation
AGMC — Assured Guaranty Municipal Corporation
AMBAC — American Municipal Bond Assurance Corporation
BHAC — Berkshire Hathaway Assurance Corporation
FGIC — Financial Guaranty Insurance Corporation
FSA — Financial Security Assurance
NPFG — National Public Finance Guarantee Corporation

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2010 — (Unaudited)

CREDIT QUALITY

On April 30, 2010, credit quality of the Portfolio was as follows:
	% of
	Net Assets	Value

MOODY’S CREDIT RATING:
Aaa	13.1%	$18,102,124
Aa1	28.8	39,964,326
Aa2	25.4	35,155,492
Aa3	17.2	23,949,216
A1	0.7	942,370
A2	2.2	3,051,421
S&P’S CREDIT RATING:
AAA	0.1	179,881
AA-	3.2	4,344,812
AA	3.4	4,841,375
A	3.0	4,079,855
*NOT RATED:	1.1	1,529,493

TOTAL MUNICIPAL BONDS	98.2%	$136,140,365

TOTAL INVESTMENTS	98.2%	$136,140,365

*	All securities that are not rated are deemed to be at least equivalent to A rating by the Investment Advisor.

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2010 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — 97.4%
	Delaware — 3.0%
	Delaware River & Bay Authority, Development Revenue, (NPFG Insured):
$500,000	5.00% due 1/1/17[1]	$540,530
500,000	5.00% due 1/1/19[1]	532,250

		1,072,780

	New Jersey — 92.6%
460,000	Atlantic County, NJ, General Obligation Unlimited,
	5.00% due 2/1/16	524,607
300,000	Avalon Boro, NJ, General Obligation Unlimited,
	5.00% due 5/15/12	325,356
500,000	Bergen County, NJ, Improvement Authority Revenue, Bergen County Utilities, (County Guaranteed),
	4.50% due 12/15/19	557,985
500,000	Bergen County, NJ, General Obligation Unlimited,
	4.00% due 10/15/14	554,530
500,000	Bernards Township School District, NJ, General Obligation Unlimited, (NPFG Insured),
	5.375% due 2/1/14	571,475
370,000	Brigantine, NJ, (NPFG Insured),
	5.00% due 8/15/12	371,265
250,000	Burlington County, NJ, Bridge Commission Revenue, Governmental Leasing Program (County Guaranteed),
	4.50% due 8/15/12	270,010
510,000	Caldwell and West Caldwell, NJ, Bridge Commission, General Obligation Unlimited, (FSA Insured),
	4.125% due 9/1/14	565,151
355,000	Cape May County, NJ, Bridge Commission Revenue Bonds, (County Guaranteed), (AGC Insured),
	3.50% due 6/1/13	372,587
290,000	Cape May County, NJ, Municipal Utilities Authority Revenue, Refunding, Series A, (AGC Insured),
	5.75% due 1/1/16	341,704
100,000	Chatham Boro, NJ, General Obligation Unlimited, (FSA Insured),
	3.75% due 12/15/13	108,129
440,000	Demarest, NJ, School District, (FSA Insured),
	5.00% due 2/15/18	495,792
125,000	Essex County, NJ, General Obligation Unlimited, (NPFG Insured), Escrowed to Maturity,
	5.00% due 5/1/13	139,428
300,000	Essex County, NJ, Improvement Authority Revenue, County Guaranteed, (AGC Insured),
	4.50% due 10/1/14	334,191

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)
$250,000	Essex County, NJ, Improvement Authority Revenue, Guaranteed Lease, County Correctional, (FGIC Insured), Prerefunded 10/1/13 @ 100,
	4.50% due 10/1/23	$277,645
250,000	Garden State Preservation Trust, NJ, Open Space and Farmland, Series A, (FSA Insured),
	5.80% due 11/1/21	291,165
	Gloucester Township, NJ, Board of Education, General Obligation Unlimited, (FGIC Insured):
500,000	4.20% due 8/1/14	523,740
700,000	4.25% due 8/1/15	728,462
250,000	Hazlet Township, NJ, School District, General Obligation Unlimited, (FSA Insured),
	5.00% due 2/1/14	258,045
200,000	Hopewell Valley, NJ, Regional School District, General Obligation Unlimited, (FGIC Insured),
	5.00% due 8/15/12	202,516
250,000	Lenape, NJ, Regional School District, General Obligation Unlimited, (FGIC Insured),
	5.00% due 4/1/16	279,020
235,000	Mantua Township, NJ, School District, General Obligation Unlimited, (NPFG Insured),
	5.00% due 3/1/13	250,195
425,000	Mercer County, NJ, Improvement Authority Revenue, Courthouse Project, Series A,
	5.00% due 4/1/16	488,996
250,000	Middlesex County, NJ, Improvement Authority Revenue Refunding, Open Space Trust Fund, (County Guaranteed),
	5.00% due 9/15/17	290,770
60,000	Middlesex County, NJ, Improvement Authority Revenue, (County Guaranteed),
	5.45% due 9/15/11	60,235
300,000	Monmouth County, NJ, Improvement Authority Revenue, Brookdale Community College, (County Guaranteed),
	4.00% due 8/1/16	331,044
160,000	Monmouth County, NJ, Improvement Authority Revenue, Governmental Loan, (County Guaranteed),
	4.00% due 2/1/15	176,214
195,000	Monmouth County, NJ, Improvement Authority Revenue, Prerefunded 12/01/10 @ 100, Governmental Loan, (AMBAC Insured),
	5.00% due 12/1/12	200,398

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)
$100,000	Monmouth County, NJ, Improvement Authority Revenue, Series A, (AMBAC Insured),
	5.25% due 12/1/16	$107,902
	Monmouth County, NJ, Improvement Authority Revenue, Unrefunded, Governmental Loan, (AMBAC Insured):
55,000	5.00% due 12/1/12	56,007
125,000	5.20% due 12/1/14	126,879
125,000	Monroe Township Middlesex County, NJ, Board of Education, General Obligation Unlimited, (FGIC Insured), 5.00% due 9/15/13	132,134
500,000	Morris County, NJ, General Obligation Unlimited,
	5.00% due 2/1/15	544,700
20,000	Mount Holly, NJ, Municipal Utilities Authority, Sewer Revenue, Unrefunded, (NPFG Insured),
	5.00% due 12/1/13	20,066
395,000	Mount Olive Township, NJ, General Obligation Unlimited, (AMBAC Insured),
	5.00% due 8/15/14	451,062
400,000	New Jersey Economic Development Authority Revenue, School Facilities, Series F, (FGIC Insured),
	5.25% due 6/15/14	436,992
400,000	New Jersey Economic Development Authority Revenue, School Facilities, Series U, (FSA Insured),
	5.00% due 9/1/21	431,976
360,000	New Jersey Economic Development Authority, Park Facilities Authority, Elizabeth Development Company, Series A, (AMBAC Insured),
	5.00% due 10/15/16	412,484
450,000	New Jersey Economic Development Authority, School Facilities Construction, Series L, (AMBAC Insured),
	5.00% due 3/1/18	481,446
	New Jersey Environmental Infrastructure Trust Revenue, Series A:
300,000	5.00% due 9/1/14	319,635
340,000	4.00% due 9/1/19	364,381
250,000	New Jersey Health Care Facilities Financing Authority Revenue, Atlanticare Regional Medical Center,
	5.00% due 7/1/16	272,663

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)
$400,000	New Jersey Health Care Facilities Financing Authority Revenue, Capital Health Systems Obligation Group, Series A, Prerefunded 7/1/13 @ 100,
	5.75% due 7/1/23	$448,716
	New Jersey Health Care Facilities Financing Authority Revenue, St. Claires Hospital Inc., Series B, (NPFG Insured), Escrowed to Maturity:
500,000	4.00% due 7/1/11	519,780
300,000	5.25% due 7/1/15	347,331
65,000	New Jersey Sports & Exposition Authority State Contract, Revenue Bonds, Series A, Prerefunded 3/1/16 @100, (AMBAC Insured),
	5.00% due 3/1/17	75,162
200,000	New Jersey State Economic Development Authority, School Facilities Construction Revenue, Series C, Prerefunded 6/15/12 @ 100, (NPFG Insured),
	5.00% due 6/15/16	217,978
250,000	New Jersey State Educational Facilities Authority Revenue, College of New Jersey, Series D (FSA Insured),
	5.00% due 7/1/19	278,407
100,000	New Jersey State Educational Facilities Authority Revenue, Institute for Advanced Study,
	5.00% due 7/1/11	105,313
400,000	New Jersey State Educational Facilities Authority Revenue, Kean University, Series D (FGIC Insured), Prerefunded 7/1/13 @ 100,
	5.25% due 7/1/20	451,028
850,000	New Jersey State Educational Facilities Authority Revenue, Montclair State University, Series F, (FGIC Insured), Prerefunded 7/1/15 @ 100,
	5.00% due 7/1/18	982,761
	New Jersey State Educational Facilities Authority Revenue, Princeton University :
500,000	5.00% due 7/1/13	561,235
205,000	5.00% due 7/1/14	234,694
450,000	New Jersey State Educational Facilities Authority Revenue, Rowan University, (FGIC Insured), Prerefunded 7/1/13 @ 100,
	5.125% due 7/1/21	505,660
500,000	New Jersey State Educational Facilities Authority, Higher Education Capacity Improvement Revenue Bonds, Series A (FSA Insured),
	5.00% due 9/1/14	564,720

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)
$500,000	New Jersey State Educational Facilities Authority, Montclair State University, Series J, (NPFG Insured),
	5.25% due 7/1/17	$560,755
500,000	New Jersey State Educational Facilities Authority, Revenue, Higher Education Facilities Trust Fund, Series A, (FSA Insured),
	5.00% due 9/1/16	558,620
250,000	New Jersey State Educational Facilities Authority, Richard Stockton College, (AMBAC Insured),
	5.00% due 7/1/17	269,298
400,000	New Jersey State Educational Facilities Authority, William Patterson University, Series E, Prerefunded 7/1/12 @ 100, (Syncora Guarantee, Inc. Insured),
	5.25% due 7/1/20	437,204
165,000	New Jersey State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue, Series B, (FSA Insured),
	5.75% due 11/1/11	165,568
100,000	New Jersey State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue, Series E,
	3.875% due 5/1/13	105,053
	New Jersey State Transportation Trust Fund Authority, Series B, (NPFG Insured) :
400,000	5.50% due 12/15/15	457,376
400,000	5.50% due 12/15/16	456,772
350,000	New Jersey State Transportation Trust Fund Authority, Series C, (MBIA Insured), Prerefunded 6/15/15 @ 100,
	5.25% due 6/15/17	409,360
250,000	New Jersey State Transportation Trust Fund Authority, Transit Revenue, Series A, (FGIC Insured),
	5.00% due 6/15/17	274,783
100,000	New Jersey State Transportation Trust Fund Authority, Transportation System, Series A, Escrowed to Maturity,
	5.50% due 6/15/13	113,469
550,000	New Jersey State Transportation Trust Fund Authority, Transportation System, Series A, Escrowed to Maturity, (FGIC Insured),
	5.25% due 6/15/14	634,887
400,000	New Jersey State Turnpike Authority, Turnpike Revenue, Series G,
	5.00% due 1/1/17	444,184
400,000	New Jersey State, General Obligation Unlimited, (AMBAC Insured),
	5.25% due 7/15/15	463,172

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)
$400,000	New Jersey State, General Obligation Unlimited, (NPFG Insured),
	5.50% due 8/1/13	$452,848
690,000	New Jersey State, General Obligation Unlimited, Refunding, Series H,
	5.25% due 7/1/14	788,173
435,000	New Jersey State, General Obligation Unlimited, Refunding, Series M, (AMBAC Insured),
	5.50% due 7/15/14	501,503
285,000	New Jersey State, Turnpike Authority Revenue, Escrowed to Maturity,
	6.50% due 1/1/16	347,258
10,000	New Jersey State, Wastewater Treatment Trust Revenue, Series A, Unrefunded Balance,
	5.25% due 9/1/13	10,037
400,000	Newark, NJ, Housing Authority Revenue, Port Authority, Newark Marine Terminal, (NPFG Insured), Prerefunded 1/1/14 @ 100,
	5.00% due 1/1/37	450,100
	Ocean City, NJ, Board of Education, General Obligation Unlimited, (NPFG Insured) :
150,000	5.00% due 4/1/12	161,601
710,000	5.00% due 4/1/16	811,416
200,000	Passaic County, NJ, General Obligation Unlimited, (FSA Insured),
	5.25% due 6/1/15	208,104
300,000	Rutgers State University, Revenue Bonds, (FGIC Insured),
	5.00% due 5/1/15	327,267
300,000	Tobacco Settlement Financing Corp., NJ, Revenue Bond, Prerefunded 6/1/12 @ 100,
	6.00% due 6/1/37	332,274
	Tobacco Settlement Financing Corp., NJ, Revenue Bond, Prerefunded 6/1/13 @ 100 :
335,000	6.75% due 6/1/39	391,525
225,000	7.00% due 6/1/41	264,591
610,000	6.25% due 6/1/43	703,708
400,000	Union County, NJ, General Obligation Unlimited,
	5.00% due 3/1/16	461,608
500,000	Union County, NJ, Prerefunded 3/1/12 @ 100,
	5.00% due 3/1/17	539,370
500,000	Washington Township, NJ, Board of Education Gloucester County, General Obligation Unlimited, (NPFG Insured),
	5.00% due 2/1/15	542,500

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2010 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)
$540,000	West Windsor Plainsboro, NJ, Regional School District, General Obligation Unlimited, Refunding, (FSA Insured),
	5.00% due 9/15/15	$625,261

		32,611,412

	Pennsylvania — 1.8%
435,000	Delaware River Joint Toll Bridge Commission Revenue, (NPFG Insured),
	5.25% due 7/1/16[1]	475,881
115,000	Delaware River Joint Toll Bridge Commission, Revenue, Series A, (NPFG Insured),
	5.00% due 7/1/13[1]	125,972
35,000	Delaware River Port Authority, Pennsylvania, New Jersey & Delaware River Bridges Revenue, Escrowed to Maturity,
	6.50% due 1/15/11[1]	36,311

		638,164

	TOTAL MUNICIPAL BONDS (Cost $33,454,626)	34,322,356

TOTAL INVESTMENTS (Cost $33,454,626)[2]	97.4%	$34,322,356
OTHER ASSETS IN EXCESS OF LIABILITIES	2.6	915,911

NET ASSETS	100.0%	$35,238,267

*	Percentages indicated are based on net assets.
[1]	This is a joint regional authority.
[2]	Aggregate cost for federal tax purposes was $33,454,626.
Abbreviations:
AGC — Assurance Guaranty Corporation
AMBAC — American Municipal Bond Assurance Corporation
FGIC — Financial Guaranty Insurance Corporation
FSA — Financial Security Assurance
MBIA — Municipal Bond Investors Assurance
NPFG — National Public Finance Guarantee Corporation

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2010 — (Unaudited)

CREDIT QUALITY

On April 30, 2010, credit quality of the Portfolio was as follows:
	% of
	Net Assets	Value

MOODY’S CREDIT RATING:
Aaa	20.9%	$7,420,801
Aa1	6.9	2,382,070
Aa2	19.5	6,908,838
Aa3	15.0	5,271,342
A1	5.0	1,757,927
A2	8.7	3,088,234
A3	4.4	1,511,768
S&P’S CREDIT RATING:
AAA	3.1	1,123,130
AA-	1.3	450,100
AA	4.7	1,654,346
A+	0.3	105,053
A	4.1	1,438,586
FITCH’S CREDIT RATING:
AAA	0.6	200,397
*NOT RATED:	2.9	1,009,764

TOTAL MUNICIPAL BONDS	97.4%	$34,322,356

TOTAL INVESTMENTS	97.4%	$34,322,356

*	All securities that are not rated are deemed to be at least equivalent to A rating by the Investment Advisor.

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements (Unaudited)

1.	Organization and Significant Accounting Policies

The Glenmede Portfolios (the “Fund”) is an investment company that was organized as a Massachusetts business trust on March 3, 1992, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of April 30, 2010, the Fund offered shares of two Sub-Trusts, the Muni Intermediate Portfolio and the New Jersey Muni Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). Each Portfolio is classified as non-diversified.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements.

Valuation of Securities: Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers, provided that municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the investment advisor to reflect the fair market value of such municipal obligations. When market quotations are not readily available or events occur that make established valuation methods unreliable, municipal obligations are valued in a manner which is intended to reflect their fair value as determined in accordance with procedures approved by of the Board of Trustees of the Fund (the “Board”). The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. Debt obligations with remaining maturities of 60 days or less are valued on the basis of amortized cost.

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards ASC 820, “Fair Value Measurements” (“ASC 820”). ASC 820 defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements (Unaudited) — (Continued)

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others) or valuations based on quoted prices in markets that are not active; and

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.

The Muni Intermediate Portfolio and New Jersey Muni Portfolio had all long-term investments, with corresponding industries at Level 2 at April 30, 2010.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts when appropriate.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

Dividends and Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid monthly. The Portfolios distribute any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board in order to avoid a nondeductible excise tax under Section 4982 of the Internal Revenue Code, as amended (the “Code”).

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.

Federal Income Taxes: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Code, applicable to regulated investment companies, and by distributing substantially all of its tax-exempt (and taxable, if any) income to its shareholders. Therefore, no federal income tax provision is required. Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments for amortized premiums, expired net capital loss carryforwards, discounts and net operating losses. Net investment income/(loss), net realized capital gains/(losses) and net assets are not

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements (Unaudited) — (Continued)

affected. The calculation of net investment income/(loss) per share in the financial highlights tables excludes such adjustments.

“Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109” (“ASC 740”) clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB ASC 740, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The adoption of ASC 740 did not have a material effect on the net asset value, financial conditions or results of operations of the Fund.

As of October 31, 2009, the tax year end of the Fund, the following Portfolios had available capital loss carryforwards to be utilized in the current period to offset future net capital gains through the indicated expiration dates as follows:

	Expiring October 31,
Portfolio	2014	2015	2016	2017
Muni Intermediate Portfolio	$17,812	$20,893	$84,201	$117,139
New Jersey Muni Portfolio	—	—	6,040	—

During the year ended October 31, 2009, the following Portfolio utilized capital loss carryforwards:

New Jersey Muni Portfolio	$5,497

As of October 31, 2009, the tax year end of the Fund, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Total
	Tax-Exempt	Ordinary	Long-Term	Distributable
Portfolio	Income	Income	Gains	Earnings
Muni Intermediate Portfolio	$208,477	$—	$—	$2,200,411
New Jersey Muni Portfolio	60,435	—	—	682,809

Total Distributable Earnings are additionally comprised of Net Unrealized Appreciation/(Depreciation) and Capital Loss Carryforwards, which are shown elsewhere in the Notes to Financial Statements.

As of October 31, 2009, the tax characterization of distributions paid during the year was equal to the book characterization of distributions paid for the Portfolios, with the following exception:

	Tax	Ordinary	Long-Term
Portfolio	Exempt	Income	Gains
Muni Intermediate Portfolio	$1,825,598	$—	$—
New Jersey Muni Portfolio	708,690	—	—

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements (Unaudited) — (Continued)

As of April 30, 2010, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net
Muni Intermediate Portfolio	$3,315,008	$72,464	$3,242,544
New Jersey Muni Portfolio	910,666	42,936	867,730

2.	Investment Advisory Fee, Administration Fee and Other Related Party Transactions

Since January 1, 2007, Glenmede Investment Management LP (the “Advisor”), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. (“Glenmede Trust”), has served as investment advisor to the Muni Intermediate Portfolio and New Jersey Muni Portfolio, pursuant to an investment management agreement with the Fund. Under this agreement, the Advisor manages the Portfolios, subject to the general supervision of the Board. Prior thereto, investment advisory services were provided by Glenmede Trust’s wholly-owned subsidiary, Glenmede Advisers, Inc.

Muni Intermediate Portfolio and New Jersey Muni Portfolio do not pay a management fee for advisory services. The investors in the Portfolios are the clients of Glenmede Trust or its affiliated companies (“Affiliates”). Glenmede Trust or its Affiliates charge a fee directly to their clients for fiduciary, trust and/or advisory services. The actual annual fees charged vary dependent on a number of factors, including the particular services provided to the client, and are generally 1.25% or less of the clients’ assets under management.

The Muni Intermediate Portfolio and New Jersey Muni Portfolio each pay Glenmede Trust shareholder servicing fees at the annual rate of 0.15% of such Portfolio’s average daily net assets.

State Street Bank and Trust Company (“State Street”) serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Fund. The Fund pays State Street a fee based on the combined aggregate average daily net assets of the Portfolios and The Glenmede Fund, Inc., a registered investment company, plus transaction charges for certain transactions and out-of-pocket expenses. The fee is computed daily and paid monthly. State Street is also paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund’s compliance program. The Fund’s Chief Compliance Officer holds the position of Senior Director at State Street.

Quasar Distributors, LLC (“Quasar”) serves as distributor of the Portfolios’ shares. The distributor receives no fees from the Fund in connection with distribution services provided to the Fund. The Advisor pays Quasar’s fees and out-of-pocket expenses for the distribution services it provides to the Fund.

The Fund pays each Board member an annual fee of $1,000 and out-of-pocket expenses incurred in attending Board meetings.

Expenses for the six months ended April 30, 2010 include legal fees paid to Drinker Biddle & Reath LLP. A partner of the law firm is Secretary of the Fund.

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements (Unaudited) — (Continued)

3.	Purchases and Sales of Securities

For the six months ended April 30, 2010, cost of purchases and proceeds from sales of investment securities other than U.S. government securities and short-term securities were:

Portfolio	Purchases	Sales
Muni Intermediate Portfolio	$36,798,774	$8,449,259
New Jersey Muni Portfolio	6,236,665	2,845,322

4.	Shares of Beneficial Interest

As of April 30, 2010, Glenmede Trust, on behalf of its clients, holds of record and has voting and/or investment authority over substantially all of the Portfolios’ outstanding shares. The Fund may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest outstanding were as follows:

	Period Ended		Year Ended
	04/30/10		10/31/09
	Shares	Amount	Shares	Amount
Muni Intermediate Portfolio:
Sold	3,363,456	$36,318,530	7,774,660	$82,573,226
Issued as reinvestment of dividends	—	—	—	—
Redeemed	(1,144,016)	(12,354,756)	(1,347,852)	(14,347,816)

Net increase	2,219,440	$23,963,774	6,426,808	$68,225,410

New Jersey Muni Portfolio:
Sold	578,709	$6,104,587	1,616,658	$16,758,973
Issued as reinvestment of dividends	—	—	—	—
Redeemed	(286,984)	(3,022,274)	(326,133)	(3,385,274)

Net increase	291,725	$3,082,313	1,290,525	$13,373,699

5.	Concentration of Credit

The New Jersey Muni Portfolio primarily invests in debt obligations issued by the State of New Jersey and its political subdivisions, agencies, instrumentalities and authorities, including regional governmental authorities, to obtain funds for various purposes.

The Board of Trustees changed the principal investment strategy of the Muni Intermediate Portfolio from primarily investing in obligations of the Commonwealth of Pennsylvania and its political subdivisions, agencies, instrumentalities and authorities, including regional governmental authorities (“Pennsylvania Obligations”) to investing in municipal obligations of any state, territory and possession of the U.S. This change was initiated in March 2009. As of April 30, 2010, Pennsylvania Obligations represented 31.8% of this Portfolio’s net assets.

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements (Unaudited) — (Continued)

Each Portfolio is more susceptible to factors adversely affecting issuers of the respective region that the Portfolio invests in than is a municipal bond fund that is not concentrated in these issuers to the same extent.

6.	Recently Issued Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Updated No. 2010-06, “Improving Disclosures About Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about (1) transfers into and out of Levels 1 and 2 and (2) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period (including interim periods) beginning after December 15, 2009, and the second disclosure will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact the adoption of this ASU will have on the Fund’s financial statement disclosures.

7.	Subsequent Event

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards ASC 855 “Subsequent Events,” management has determined that no material events or transactions occurred subsequent to April 30, 2010, that would require additional disclosure in the Fund’s financial statements.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

(Unaudited)

Proxy Voting

A description of the policies and procedures that the Funds’ investment advisors and sub-advisor use to vote proxies relating to the Funds’ portfolio securities is available, without charge, upon request, by calling 1-800-442-8299, and on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec/gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, by calling 1-800-442-8299, and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

The Funds file their complete schedule of portfolio holdings of each Portfolio with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

Privacy Notice

The Glenmede Fund, Inc. and The Glenmede Portfolios (each the “Company”) are committed to protecting the security and confidentiality of the personal information of our shareholders. We provide you with this notice to inform you about our practices with respect to personal information.

We collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms; and

•	Information about your transactions with us or others;

•	Information received from you in written, telephonic or electronic communications with us, or affiliates or others.

We may share all of the nonpublic personal information that we collect (as described above) with our affiliated providers of financial services, such as The Glenmede Trust Company and its affiliated banking and insurance companies, and with companies that perform marketing services on our behalf. We are permitted by law to disclose nonpublic personal information about you to other third parties in certain circumstances. For example, we may disclose nonpublic personal information about you to affiliated and nonaffiliated third parties to assist us in servicing your account with us and to government entities.

If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

We restrict access to your personal and account information to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. If you have any questions about our privacy policies, please call 1-800-442-8299.

The Glenmede Fund, Inc. and The Glenmede Portfolios

Investment Advisor
Glenmede Investment Management LP
One Liberty Place
1650 Market Street, Suite 1200
Philadelphia, Pennsylvania 19103

Administrator
State Street Bank and Trust Company
2 Avenue de Lafayette
Boston, Massachusetts 02206

Custodian
State Street Bank and Trust Company
2 Avenue de Lafayette
Boston, Massachusetts 02206

Legal Counsel
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, Pennsylvania 19103-6996

Distributor
Quasar Distributors, LLC.
615 East Michigan Street
Milwaukee, Wisconsin 53202
Independent Auditors
PricewaterhouseCoopers LLP
125 High Street
Boston, Massachusetts 02110

Investment Advisor
(for Philadelphia International Fund)

Investment Sub-Advisor
(for International Portfolio)
Philadelphia International Advisors LP
One Liberty Place
1650 Market Street, Suite 1400
Philadelphia, Pennsylvania 19103

The report is submitted for the general information of the shareholders of The Glenmede Fund, Inc. and The Glenmede Portfolios. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Funds, which contain information concerning the Fund’s investment policies and expenses as well as other pertinent information.

Item 2. Code of Ethics.
     Not applicable.
Item 3. Audit Committee Financial Expert.
     Not applicable.
Item 4. Principal Accountant Fees and Services.
     Not applicable.
Item 5. Audit Committee of Listed Registrants.
     Not applicable.
Item 6. Schedule of Investments.
(a) Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     Not applicable.
Item 8. Portfolio Managers of Closed-End Investment Management Companies.
     Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors.
Item 11. Controls and Procedures.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), are effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.
(a)(1) Not applicable.
(a)(2) Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) THE GLENMEDE FUND, INC.

By (Signature and Title)	/s/ Mary Ann B. Wirts Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)
Date July 1, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)	/s/ Mary Ann B. Wirts Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)
Date July 1, 2010